ALPS ETF Trust

Schedules of Investments

(Unaudited)

February 28, 2026

Alerian Energy Infrastructure ETF

Schedule of Investments

As of February 28, 2026 (Unaudited)

Security Description	Shares	Value
CANADIAN ENERGY INFRASTRUCTURE COMPANIES (28.26%)
Gathering + Processing (4.81%)
Keyera Corp.	503,017	$19,198,024

Pipeline Transportation | Natural Gas (4.86%)
TC Energy Corp.	301,504	19,373,795

Pipeline Transportation | Petroleum (16.65%)
Enbridge, Inc.(a)	612,984	32,566,952
Pembina Pipeline Corp.	433,475	19,051,227
South Bow Corp.(a)	458,311	14,736,645
Total Pipeline Transportation | Petroleum		66,354,824

Storage (1.94%)
Gibson Energy, Inc.	359,784	7,730,852

TOTAL CANADIAN ENERGY INFRASTRUCTURE COMPANIES
(Cost $86,875,598)		112,657,495

Security Description	Shares	Value
EXCHANGE TRADED FUND (0.39%)
Exchange Traded Fund (0.39%)
Energy Select Sector SPDR ETF	28,065	1,569,395

TOTAL EXCHANGE TRADED FUND
(Cost $1,569,605)		1,569,395

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE COMPANIES (29.07%)
Energy (1.87%)
Venture Global, Inc.	770,120	7,462,463

Gathering + Processing (5.41%)
Targa Resources Corp.	91,447	21,563,203

Liquefaction (5.62%)
Cheniere Energy, Inc.	88,553	20,874,599
NextDecade Corp.(a)(b)	281,068	1,514,956
Total Liquefaction		22,389,555

Pipeline Transportation | Natural Gas (16.17%)
DT Midstream, Inc.	142,008	19,716,391
Kinder Morgan, Inc.	632,970	21,058,912
Kinetik Holdings, Inc.	100,927	4,591,169
Security Description	Shares	Value
Pipeline Transportation | Natural Gas (continued)
ONEOK, Inc.	230,595	$19,086,348
Total Pipeline Transportation | Natural Gas		64,452,820

TOTAL U.S. ENERGY INFRASTRUCTURE COMPANIES
(Cost $75,834,770)		115,868,041

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE MLPS (26.58%)
Gathering + Processing (6.19%)
Delek Logistics Partners LP	23,739	1,232,766
Hess Midstream LP, Class A	283,489	10,965,355
Western Midstream Partners LP	299,850	12,470,761
Total Gathering + Processing		24,668,882

Pipeline Transportation | Natural Gas (15.18%)
Energy Transfer LP	1,689,143	31,823,454
Enterprise Products Partners LP	793,205	28,666,429
Total Pipeline Transportation | Natural Gas		60,489,883

Pipeline Transportation | Petroleum (5.21%)
Genesis Energy LP	131,853	2,381,265
MPLX LP	312,107	18,395,587
Total Pipeline Transportation | Petroleum		20,776,852

TOTAL U.S. ENERGY INFRASTRUCTURE MLPS
(Cost $86,702,326)		105,935,617

Security Description	Shares	Value
U.S. GENERAL PARTNERS (15.46%)
Gathering + Processing (10.55%)
Antero Midstream Corp.	733,713	16,493,868
The Williams Cos., Inc.	342,235	25,571,799
Total Gathering + Processing		42,065,667

Pipeline Transportation | Petroleum (4.91%)
Plains GP Holdings LP, Class A	867,644	19,556,696

TOTAL U.S. GENERAL PARTNERS
(Cost $40,183,561)		61,622,363

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.87%)
Money Market Fund (0.13%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $513,990)	3.63%	513,990	$513,990

Investments Purchased with Collateral from Securities Loaned (1.74%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $6,936,118)		6,936,118	$6,936,118
TOTAL SHORT TERM INVESTMENTS
(Cost $7,450,108)			7,450,108

TOTAL INVESTMENTS (101.63%)
(Cost $298,615,968)			$405,103,019
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.63%)			(6,511,161)
NET ASSETS - 100.00%			$398,591,858

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $8,052,993.
(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Alerian MLP ETF

Schedule of Investments

As of February 28, 2026 (Unaudited)

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (107.65%)
Compression (4.15%)
USA Compression Partners LP(a)	17,989,096	$491,462,103

Gathering + Processing (22.24%)
Hess Midstream LP, Class A(a)	30,270,258	1,170,853,579
Western Midstream Partners LP(a)	35,092,771	1,459,508,346
Total Gathering + Processing		2,630,361,925

Liquefaction (4.90%)
Cheniere Energy Partners LP	9,456,744	579,698,407

Marketing & Distribution (18.61%)
Global Partners LP(a)	6,081,241	285,696,702
Suburban Propane Partners LP(a)	15,255,485	309,686,346
Sunoco LP(a)	25,182,585	1,606,397,097
Total Marketing & Distribution		2,201,780,145

Pipeline Transportation | Natural Gas (25.96%)
Energy Transfer LP	82,428,641	1,552,955,596
Enterprise Products Partners LP	41,989,570	1,517,503,060
Total Pipeline Transportation | Natural Gas		3,070,458,656

Pipeline Transportation | Petroleum (31.79%)
Delek Logistics Partners LP(a)	4,517,622	234,600,110
Genesis Energy LP(a)	25,067,267	452,714,842
MPLX LP	24,829,986	1,463,479,375
Plains All American Pipeline LP(a)	76,971,691	1,609,478,059
Total Pipeline Transportation | Petroleum		3,760,272,386

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $5,301,832,636)		12,734,033,622
	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.03%)
Money Market Fund (0.03%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	3.63%	3,166,201	$3,166,201

TOTAL SHORT TERM INVESTMENTS
(Cost $3,166,201)			3,166,201

TOTAL INVESTMENTS (107.68%)
(Cost $5,304,998,837)			$12,737,199,823
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.68%)			(907,928,646)
NET ASSETS - 100.00%			$11,829,271,177

(a)	Affiliated Company. See Note 6 in Notes to Quarterly Schedule of Investments.

See Notes to Quarterly Schedule of Investments.

ALPS Active Equity Opportunity ETF

Schedule of Investments

As of February 28, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (96.69%)
Communication Services (8.80%)
Alphabet, Inc., Class A	4,442	$1,384,838
Meta Platforms, Inc., Class A	1,248	808,929
Walt Disney Co.	2,715	287,898
Total Communication Services		2,481,665

Consumer Discretionary (9.17%)
Amazon.com, Inc.(a)	4,791	1,006,110
Lowe's Cos., Inc.	1,275	337,327
Marriott International, Inc., Class A	903	308,582
McDonald's Corp.	1,059	361,183
O'Reilly Automotive, Inc.(a)	3,472	325,951
Tesla, Inc.(a)	614	247,141
Total Consumer Discretionary		2,586,294

Consumer Staples (3.27%)
Costco Wholesale Corp.	356	359,841
Walmart, Inc.	4,389	561,573
Total Consumer Staples		921,414

Energy (3.04%)
Baker Hughes Co.	5,247	342,419
ConocoPhillips	2,951	334,821
Enbridge, Inc.(b)	3,374	179,294
Total Energy		856,534

Financials (12.06%)
American Express Co.	1,966	607,297
Goldman Sachs Group, Inc.	691	593,963
Intercontinental Exchange, Inc.	2,167	355,670
JPMorgan Chase & Co.	2,395	719,219
Mastercard, Inc., Class A	907	469,110
S&P Global, Inc.	663	292,966
Wells Fargo & Co.	4,421	360,090
Total Financials		3,398,315

Health Care (14.39%)
Boston Scientific Corp.(a)	3,575	274,739
Eli Lilly & Co.	365	383,976
Gilead Sciences, Inc.	3,104	462,341
HCA Healthcare, Inc.	758	401,513
IQVIA Holdings, Inc.(a)	1,478	264,281
Johnson & Johnson	4,511	1,120,668
Merck & Co., Inc.	2,020	250,116
Thermo Fisher Scientific, Inc.	884	460,661
Vertex Pharmaceuticals, Inc.(a)	885	439,695
Total Health Care		4,057,990

Industrials (11.71%)
Caterpillar, Inc.	1,434	1,065,218
Deere & Co.	790	497,471
Old Dominion Freight Line, Inc.(b)	1,310	265,996
RTX Corp.	2,139	433,404
Security Description	Shares	Value
Industrials (continued)
Schneider Electric SE, ADR(b)	5,655	$368,763
Trane Technologies PLC	635	293,573
Waste Management, Inc.	1,568	377,637
Total Industrials		3,302,062

Information Technology (26.49%)
Amphenol Corp., Class A	4,647	678,741
Apple, Inc.	3,755	991,996
Corning, Inc.	3,682	553,699
International Business Machines Corp.	1,026	246,455
Lam Research Corp.	2,583	604,138
Microsoft Corp.	3,015	1,184,111
Motorola Solutions, Inc.	685	330,348
NVIDIA Corp.	5,671	1,004,844
QUALCOMM, Inc.	1,377	196,030
Synopsys, Inc.(a)	445	184,230
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,026	1,133,479
TE Connectivity PLC	1,565	360,185
Total Information Technology		7,468,256

Materials (2.39%)
Freeport-McMoRan, Inc.	4,903	333,796
Linde PLC	669	339,906
Total Materials		673,702

Real Estate (2.19%)
Equity LifeStyle Properties, Inc.	4,327	290,601
Welltower, Inc.	1,575	326,214
Total Real Estate		616,815

Utilities (3.18%)
Alliant Energy Corp.	3,920	283,573
Duke Energy Corp.	2,387	312,339
NRG Energy, Inc.	1,683	301,189
Total Utilities		897,101

TOTAL COMMON STOCKS
(Cost $20,649,128)		27,260,148

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.29%)
Money Market Fund (3.25%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $917,478)	3.63%	917,478	$917,478

Investments Purchased with Collateral from Securities Loaned (2.04%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $574,622)		574,622	$574,622
TOTAL SHORT TERM INVESTMENTS
(Cost $1,492,100)			1,492,100

TOTAL INVESTMENTS (101.98%)
(Cost $22,141,228)			$28,752,248
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.98%)			(557,192)
NET ASSETS - 100.00%			$28,195,056

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $732,583.

See Notes to Quarterly Schedule of Investments.

ALPS Active REIT ETF

Schedule of Investments

As of February 28, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.81%)
Data Center REITs (15.18%)
Digital Realty Trust, Inc.	12,597	$2,232,188
Equinix, Inc.	5,503	5,361,353
Total Data Center REITs		7,593,541

Diversified REITs (4.46%)
Broadstone Net Lease, Inc.	50,653	982,162
Essential Properties Realty Trust, Inc.	36,782	1,248,381
Total Diversified REITs		2,230,543

Health Care REITs (19.23%)
Alexandria Real Estate Equities, Inc.(a)	13,532	731,269
CareTrust REIT, Inc.	31,640	1,285,217
Sabra Health Care REIT, Inc.	47,314	972,303
Ventas, Inc.	23,775	2,048,454
Welltower, Inc.	22,089	4,575,073
Total Health Care REITs		9,612,316

Hotel & Resort REITs (2.61%)
Host Hotels & Resorts, Inc.	66,685	1,306,359

Industrial REITs (14.00%)
First Industrial Realty Trust, Inc.	16,127	1,018,259
Lineage, Inc.	13,247	536,768
Prologis, Inc.	32,905	4,691,266
Terreno Realty Corp.	11,329	748,394
Total Industrial REITs		6,994,687

Multi-Family Residential REITs (7.81%)
AvalonBay Communities, Inc.	7,682	1,361,481
Camden Property Trust	7,971	863,578
Essex Property Trust, Inc.	6,579	1,678,369
Total Multi-Family Residential REITs		3,903,428

Office REITs (1.51%)
BXP, Inc.(a)	13,101	754,356

Other Specialized REITs (5.59%)
Gaming and Leisure Properties, Inc.	22,250	1,088,248
VICI Properties, Inc.	56,383	1,703,330
Total Other Specialized REITs		2,791,578

Retail REITs (14.82%)
Curbline Properties Corp.	39,081	1,086,843
InvenTrust Properties Corp.	38,841	1,211,839
Macerich Co.	65,225	1,335,156
Realty Income Corp.	23,288	1,560,296
Security Description	Shares	Value
Retail REITs (continued)
Simon Property Group, Inc.	10,847	$2,211,161
Total Retail REITs		7,405,295

Self-Storage REITs (6.32%)
CubeSmart	25,695	1,057,092
Extra Space Storage, Inc.	13,897	2,098,864
Total Self-Storage REITs		3,155,956

Single-Family Residential REITs (5.04%)
Equity LifeStyle Properties, Inc.	18,673	1,254,079
Invitation Homes, Inc.	47,948	1,262,950
Total Single-Family Residential REITs		2,517,029

Telecom Tower REITs (2.24%)
American Tower Corp.	5,848	1,121,997

TOTAL COMMON STOCKS
(Cost $43,721,701)		49,387,085

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.13%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	3.63%	563,877	$563,877

TOTAL SHORT TERM INVESTMENTS
(Cost $563,877)			563,877

TOTAL INVESTMENTS (99.94%)
(Cost $44,285,578)			$49,950,962
OTHER ASSETS IN EXCESS OF LIABILITIES (0.06%)			27,619
NET ASSETS - 100.00%			$49,978,581

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,329,269.

See Notes to Quarterly Schedule of Investments.

ALPS | Intermediate Municipal Bond ETF

Schedule of Investments

As of February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
GOVERNMENT BONDS (9.71%)
United States Treasury Bill
3.75%, 03/17/2026	$2,600,000	$2,596,078
3.76%, 03/24/2026	1,200,000	1,197,351
3.72%, 03/26/2026	1,200,000	1,197,099

TOTAL GOVERNMENT BONDS
(Cost $4,990,050)		4,990,528

Security Description	Principal Amount	Value
MUNICIPAL BONDS (91.96%)
General Obligation Limited (0.98%)
Pennsylvania (0.98%)
School District of Philadelphia
5.00%, 09/01/2034	500,000	505,712
Total Pennsylvania		505,712

Total General Obligation Limited		505,712

General Obligation Unlimited (16.56%)
California (4.43%)
Allan Hancock Joint Community College District
0.00%, 08/01/2042(a)	350,000	325,976
Antelope Valley Community College District
5.00%, 08/01/2036(b)	295,000	348,510
Chino Valley Unified School District
0.00%, 08/01/2035(a)	245,000	179,135
Fremont Unified School District/Alameda County CA
5.00%, 08/01/2036(b)	150,000	182,414
Lake Tahoe Unified School District
0.00%, 08/01/2045(a)	150,000	139,430
Mt San Antonio Community College District
0.00%, 08/01/2043(a)	365,000	382,149
San Mateo County Community College District
0.00%, 09/01/2035(a)	110,000	84,787
San Mateo Union High School District
0.00%, 09/01/2041(a)	570,000	639,447
Total California		2,281,848

Michigan (0.42%)
Warren Consolidated Schools
5.00%, 05/01/2026	215,000	215,905
Total Michigan		215,905
Security Description	Principal Amount	Value
General Obligation Unlimited (continued)
Minnesota (1.81%)
Morris Area Schools Independent School District No 2769
0.00%, 02/01/2033(a)	$750,000	$613,170
St Cloud Independent School District No 742
0.00%, 02/01/2038(a)	500,000	314,781
Total Minnesota		927,951

Oregon (3.69%)
Clackamas & Washington Counties School District No 3
0.00%, 06/15/2036(a)	600,000	403,201
Multnomah County School District No 40
0.00%, 06/15/2043(a)	1,000,000	449,271
Oregon Coast Community College District
5.00%, 06/15/2040	400,000	455,540
Washington & Multnomah Counties School District No 48J Beaverton
0.00%, 06/15/2034(a)	200,000	144,199
0.00%, 06/15/2041(a)	150,000	77,597
0.00%, 06/15/2042(a)	750,000	366,281
Total Oregon		1,896,089

South Carolina (1.31%)
Orangeburg County School District
5.00%, 08/13/2026	660,000	667,805
Total South Carolina		667,805

Texas (3.68%)
Cedar Hill Independent School District
5.00%, 02/15/2037	200,000	230,223
El Paso Independent School District
5.00%, 08/15/2038(b)	250,000	283,521
5.00%, 08/15/2039(b)	400,000	449,241
Fort Bend Independent School District
0.72%, 08/01/2051	65,000	64,305
4.00%, 08/01/2054	150,000	153,294
3.80%, 08/01/2055	300,000	308,822
North East Independent School District
3.75%, 08/01/2049	395,000	401,273
Total Texas		1,890,679

Security Description	Principal Amount	Value
General Obligation Unlimited (continued)
Washington (0.91%)
Washington Clackamas & Yamhill Counties School District No 88J
0.00%, 06/15/2037(a)	$150,000	$91,624
0.00%, 06/15/2039(a)	255,000	141,231
0.00%, 06/15/2040(a)	200,000	110,532
0.00%, 06/15/2041(a)	250,000	125,601
Total Washington		468,988

Wisconsin (0.31%)
State of Wisconsin
5.00%, 05/01/2030(b)	150,000	161,407
Total Wisconsin		161,407

Total General Obligation Unlimited		8,510,672

Revenue Bonds (74.42%)
Alabama (4.27%)
Black Belt Energy Gas District
7D US MUNI + 0.65%, 04/01/2053(c)	100,000	99,857
Energy Southeast A Cooperative District
5.00%, 09/01/2033	350,000	371,130
Industrial Development Board of the City of Mobile Alabama
3.92%, 06/01/2034	65,000	65,190
Southeast Energy Authority A Cooperative District
5.00%, 10/01/2030	1,000,000	1,090,375
5.00%, 09/01/2035	190,000	212,982
5.25%, 03/01/2055	170,000	182,175
5.00%, 10/01/2055	160,000	175,835
Total Alabama		2,197,544

Arizona (3.09%)
Maricopa County & Phoenix Industrial Development Authorities
6.00%, 09/01/2056	295,000	333,890
Salt Verde Financial Corp.
5.00%, 12/01/2032	675,000	747,587
5.00%, 12/01/2037	450,000	501,693
Total Arizona		1,583,170

California (6.38%)
California Community Choice Financing Authority
7D US MUNI + 0.45%, 02/01/2052(c)	260,000	249,761
1D US SOFR + 1.45%, 04/01/2056(c)	300,000	300,310
City of Los Angeles Department of Airports
5.00%, 05/15/2033	405,000	469,652
Security Description	Principal Amount	Value
Revenue Bonds (continued)
Long Beach Bond Finance Authority
3M US SOFR + 1.45%, 11/15/2027(c)	$430,000	$435,547
Los Angeles Department of Water & Power
5.00%, 07/01/2032	225,000	229,851
5.00%, 07/01/2035	175,000	207,773
Modesto Irrigation District
3M US SOFR + 0.63%, 09/01/2037(c)	615,000	604,472
Northern California Energy Authority
5.00%, 12/01/2054	300,000	323,390
Northern California Gas Authority No 1
3M US SOFR + 0.72%, 07/01/2027(c)	125,000	125,323
San Diego County Regional Airport Authority
5.00%, 07/01/2034	105,000	123,378
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2037	100,000	114,343
Southern California Public Power Authority
3M CME TERM SOFR + 1.47%, 11/01/2038(c)	100,000	99,160
Total California		3,282,960

Colorado (2.44%)
City & County of Denver Co. Airport System Revenue
5.25%, 11/15/2035	250,000	287,532
5.75%, 11/15/2036	250,000	313,298
Colorado Health Facilities Authority
5.00%, 11/15/2039	75,000	82,251
4.00%, 11/15/2043	100,000	99,240
E-470 Public Highway Authority
0.00%, 09/01/2035(a)	300,000	188,284
0.00%, 09/01/2037(a)	500,000	283,243
Total Colorado		1,253,848

Connecticut (0.70%)
Connecticut Housing Finance Authority
4.00%, 11/15/2047	40,000	40,135
6.00%, 11/15/2054	285,000	320,605
Total Connecticut		360,740

District of Columbia (0.93%)
District of Columbia
5.00%, 07/15/2040	200,000	200,150

Security Description	Principal Amount	Value
Revenue Bonds (continued)
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2037	$250,000	$276,803
Total District of Columbia		476,953

Florida (4.26%)
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2042	350,000	357,916
County of Broward FL Airport System Revenue
5.00%, 10/01/2031	200,000	215,582
5.00%, 10/01/2042	115,000	117,112
County of Lee FL Airport Revenue
5.00%, 10/01/2056(b)	125,000	137,618
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2036	250,000	284,232
Florida Housing Finance Corp.
5.50%, 01/01/2054	110,000	115,854
Greater Orlando Aviation Authority
5.00%, 10/01/2033	300,000	322,595
5.00%, 10/01/2037	300,000	340,207
5.25%, 10/01/2044	175,000	190,625
Martin County Health Facilities Authority
4.00%, 01/01/2046	110,000	104,601
Total Florida		2,186,342

Georgia (0.97%)
Main Street Natural Gas, Inc.
5.00%, 12/01/2053	300,000	326,388
5.00%, 04/01/2054	160,000	174,338
Total Georgia		500,726

Illinois (3.07%)
Illinois Finance Authority
5.00%, 08/15/2035	225,000	244,662
5.00%, 02/15/2036	385,000	392,803
4.00%, 07/15/2047	200,000	183,642
5.00%, 08/15/2047	555,000	570,583
Illinois Housing Development Authority
6.25%, 04/01/2054	165,000	181,404
Total Illinois		1,573,094

Kentucky (1.49%)
County of Trimble KY
4.70%, 06/01/2054	300,000	303,128
Kentucky Public Energy Authority
1D US SOFR + 1.20%, 08/01/2052(c)	460,000	462,646
Total Kentucky		765,774
Security Description	Principal Amount	Value
Revenue Bonds (continued)
Louisiana (0.12%)
Louisiana Public Facilities Authority
3M US SOFR + 0.70%, 02/15/2036(c)	$60,000	$59,579
Total Louisiana		59,579

Massachusetts (0.42%)
Massachusetts Development Finance Agency
4.00%, 07/01/2041	125,000	125,044
Massachusetts Housing Finance Agency
3.00%, 12/01/2050	95,000	94,665
Total Massachusetts		219,709

Michigan (1.12%)
Gerald R Ford International Airport Authority
5.00%, 01/01/2046	100,000	103,405
Michigan Finance Authority
4.00%, 04/15/2042	200,000	202,948
7D US MUNI + 0.75%, 04/15/2047(c)	275,000	274,416
Total Michigan		580,769

Minnesota (1.37%)
Minnesota Housing Finance Agency
2.47%, 01/01/2050	193,652	162,976
3.50%, 07/01/2050	535,000	537,571
Total Minnesota		700,547

Missiouri (0.44%)
Missouri Housing Development Commission
5.75%, 05/01/2057(b)	200,000	227,983
Total Missiouri		227,983

Missouri (0.62%)
Missouri Housing Development Commission
4.00%, 05/01/2050	150,000	151,912
6.00%, 05/01/2055	145,000	163,495
Total Missouri		315,407

Nebraska (2.19%)
Central Plains Energy Project
5.00%, 05/01/2053	165,000	175,643
Nebraska Investment Finance Authority
3.50%, 09/01/2046	80,000	80,073
3.00%, 09/01/2050	305,000	303,383
6.25%, 09/01/2055	500,000	567,707
Total Nebraska		1,126,806

Security Description	Principal Amount	Value
Revenue Bonds (continued)
Nevada (0.74%)
County of Clark NV
3.75%, 01/01/2036	$275,000	$275,181
County of Washoe NV
4.13%, 03/01/2036	100,000	103,371
Total Nevada		378,552

New Jersey (2.38%)
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2034(a)	200,000	154,682
0.00%, 12/15/2039(a)	400,000	242,872
5.25%, 06/15/2041	300,000	343,147
5.00%, 06/15/2042	250,000	278,664
4.25%, 06/15/2044	200,000	203,405
Total New Jersey		1,222,770

New Mexico (1.37%)
City of Farmington NM
1.80%, 04/01/2029	180,000	171,033
New Mexico Mortgage Finance Authority
5.25%, 03/01/2053	215,000	229,537
6.00%, 03/01/2055	270,000	302,399
Total New Mexico		702,969

New York (7.14%)
Metropolitan Transportation Authority
1D US SOFR + 0.43%, 11/01/2026(c)	15,000	14,952
1D US SOFR + 0.80%, 11/01/2032(c)	460,000	460,028
4.75%, 11/15/2045	130,000	131,586
New York City Municipal Water Finance Authority
4.00%, 06/15/2045	100,000	99,135
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 05/01/2038	100,000	115,219
5.00%, 05/01/2040	115,000	129,148
5.00%, 11/01/2041	200,000	228,153
5.00%, 05/01/2042	300,000	334,633
5.00%, 05/01/2042	100,000	111,544
5.25%, 02/01/2047	150,000	159,555
New York State Dormitory Authority
4.00%, 07/01/2038	100,000	105,378
5.00%, 03/15/2045	200,000	217,925
New York State Housing Finance Agency
3.60%, 11/01/2044	200,000	205,854
3.95%, 11/01/2050	175,000	179,476
New York State Thruway Authority
5.00%, 03/15/2042	100,000	109,316
Security Description	Principal Amount	Value
Revenue Bonds (continued)
Triborough Bridge & Tunnel Authority
1D US SOFR + 1.05%, 04/01/2026(c)	$250,000	$250,086
0.00%, 11/15/2039(a)	1,000,000	607,165
5.25%, 05/15/2047	200,000	213,912
Total New York		3,673,065

North Carolina (3.06%)
North Carolina Housing Finance Agency
6.25%, 01/01/2055	675,000	739,757
University of North Carolina at Chapel Hill
1D US SOFR + 1.05%, 12/01/2041(c)	830,000	833,829
Total North Carolina		1,573,586

North Dakota (0.90%)
North Dakota Housing Finance Agency
4.25%, 01/01/2049	210,000	211,943
5.75%, 07/01/2053	235,000	251,079
Total North Dakota		463,022

Ohio (1.58%)
Lancaster Port Authority
5.00%, 02/01/2055	390,000	421,509
Ohio Housing Finance Agency
6.50%, 03/01/2056	335,000	392,675
Total Ohio		814,184

Oklahoma (0.77%)
Oklahoma Housing Finance Agency
5.00%, 03/01/2052	380,000	395,729
Total Oklahoma		395,729

Oregon (1.90%)
Port of Portland OR Airport Revenue
5.00%, 07/01/2036	200,000	225,387
4.00%, 07/01/2038	305,000	310,662
4.00%, 07/01/2047	485,000	444,097
Total Oregon		980,146

Pennslyvania (3.58%)
Allegheny County Airport Authority
4.00%, 01/01/2046	700,000	656,844
Butler County General Authority
3M US SOFR + 0.70%, 10/01/2034(c)	350,000	344,000

Security Description	Principal Amount	Value
Revenue Bonds (continued)
Pennsylvania Turnpike Commission
0.00%, 12/01/2037(a)	$790,000	$830,249
Total Pennslyvania		1,831,093

South Carolina (2.10%)
South Carolina State Housing Finance & Development Authority
5.75%, 01/01/2054	135,000	149,249
6.00%, 01/01/2054	830,000	926,458
Total South Carolina		1,075,707

South Dakota (0.26%)
South Dakota Housing Development Authority
6.00%, 05/01/2054	125,000	133,585
Total South Dakota		133,585

Tennessee (0.72%)
New Memphis Arena Public Building Authority
0.00%, 04/01/2030(a)	350,000	370,803
Total Tennessee		370,803

Texas (6.47%)
City of Austin TX Airport System Revenue
5.00%, 11/15/2036	200,000	221,930
City of Houston TX Airport System Revenue
5.00%, 07/01/2036	135,000	151,101
5.25%, 07/01/2048	500,000	523,601
City of San Antonio TX Electric & Gas Systems Revenue
3.15%, 02/01/2055	435,000	442,097
Main Street Energy, Inc.
5.00%, 12/01/2033	250,000	273,080
North Texas Tollway Authority
0.00%, 01/01/2038(a)	100,000	67,276
Texas Department of Housing & Community Affairs
2.15%, 07/01/2037	215,000	181,711
4.30%, 09/01/2038	100,000	104,502
3.50%, 07/01/2052	375,000	377,185
Texas Municipal Gas Acquisition & Supply Corp. V
5.00%, 01/01/2055	320,000	350,390
Texas Municipal Gas Acquisition and Supply Corp. I
3M CME TERM SOFR + 0.70%, 12/15/2026(c)	170,000	170,019
6.25%, 12/15/2026	15,000	15,443
Security Description	Principal Amount	Value
Revenue Bonds (continued)
Texas Municipal Gas Acquisition and Supply Corp. II
3M CME TERM SOFR + 1.05%, 09/15/2027(c)	$235,000	$235,809
3M CME TERM SOFR + 0.86%, 09/15/2027(c)	120,000	120,255
Texas Water Development Board
4.00%, 10/15/2043	100,000	100,814
Total Texas		3,335,213

Virginia (2.77%)
City of Norfolk VA Water Revenue
5.00%, 11/01/2033	300,000	356,124
FHLMC Multifamily VRD Certificates
4.64%, 10/25/2040	275,000	294,016
4.60%, 06/25/2042	319,477	337,754
Freddie Mac Multifamily ML Certificates
4.69%, 10/25/2040	147,930	154,844
Virginia Housing Development Authority
3.13%, 07/01/2056	285,000	285,041
Total Virginia		1,427,779

Washington (1.33%)
County of King WA Sewer Revenue
7D US MUNI + 0.23%, 01/01/2040(c)	115,000	114,247
Port of Seattle WA
5.00%, 05/01/2031	250,000	256,678
5.00%, 04/01/2037	300,000	315,399
Total Washington		686,324

Wisconsin (1.27%)
Public Finance Authority
3.70%, 10/01/2046	455,000	470,817
Wisconsin Health & Educational Facilities Authority
4.00%, 11/15/2043	180,000	177,513
Total Wisconsin		648,330

Wyoming (2.20%)
Wyoming Community Development Authority
3.50%, 06/01/2052	730,000	735,028
6.25%, 12/01/2055	350,000	397,746
Total Wyoming		1,132,774

Security Description	Principal Amount	Value
Revenue Bonds (continued)
Total Revenue Bonds		38,257,582

TOTAL MUNICIPAL BONDS
(Cost $45,514,573)		47,273,966

TOTAL INVESTMENTS (101.67%)
(Cost $50,504,623)		$52,264,494
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.67%)		(856,223)
NET ASSETS - 100.00%		$51,408,271

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

Reference Rates:

1D US SOFR - 1 Day SOFR as of February 28, 2026 was 3.68%

7D US MUNI- SIFMA Municipal Swap Index Yield as of February 28, 2026 was 1.88%

3M US SOFR - 3 Month SOFR as of February 28, 2026 was 3.73%

3M CME TERM SOFR – 3 Month CME TERM SOFR as of February 28, 2026 was 3.67%

(a)	Zero coupon bond.
(b)	Represents a security purchased on a when-issued basis.
(c)	Floating or variable rate security. Interest rate resets periodically on specific dates. The rate shown represents the coupon or interest rate in effect as of February 28, 2026. Security description includes the reference rate and spread if published and available.

See Notes to Quarterly Schedule of Investments.

ALPS Clean Energy ETF

Schedule of Investments

As of February 28, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (92.85%)
Consumer Discretionary (11.10%)
EVgo, Inc.(a)(b)	191,697	$525,250
Lucid Group, Inc.(a)(b)	194,129	1,941,290
Rivian Automotive, Inc.(a)	323,064	4,952,571
Tesla, Inc.(a)	12,746	5,130,392
Total Consumer Discretionary		12,549,503

Consumer Staples (2.78%)
Andersons, Inc.	48,075	3,138,817

Energy (3.61%)
Clean Energy Fuels Corp.(a)	245,272	554,315
Gevo, Inc.(a)(b)	347,184	631,875
Green Plains, Inc.(a)	101,346	1,391,481
REX American Resources Corp.(a)	42,496	1,511,157
Total Energy		4,088,828

Financials (5.60%)
HA Sustainable Infrastructure Capital, Inc.(b)	173,519	6,336,914

Industrials (28.46%)
Ameresco, Inc., Class A(a)(b)	47,835	1,457,054
American Superconductor Corp.(a)	65,297	2,127,376
Amprius Technologies, Inc.(a)(b)	153,716	1,649,373
Array Technologies, Inc.(a)(b)	225,623	1,710,222
Ballard Power Systems, Inc.(a)(b)	373,880	800,103
Energy Vault Holdings, Inc.(a)(b)	174,443	523,329
Eos Energy Enterprises, Inc.(a)(b)	386,861	2,203,174
Fluence Energy, Inc.(a)(b)	96,867	1,505,313
Microvast Holdings, Inc.(a)(b)	296,375	663,880
Nextpower, Inc.(a)(b)	64,011	6,727,556
Plug Power, Inc.(a)(b)	2,079,761	3,722,772
Shoals Technologies Group, Inc., Class A(a)	246,721	1,463,056
Sunrun, Inc.(a)	322,669	4,275,364
T1 Energy, Inc.(a)(b)	231,853	1,428,214
Willdan Group, Inc.(a)	21,444	1,911,518
Total Industrials		32,168,304

Information Technology (15.78%)
Enphase Energy, Inc.(a)(b)	185,567	7,843,917
First Solar, Inc.(a)	22,513	4,439,564
Security Description	Shares	Value
Information Technology (continued)
Itron, Inc.(a)(b)	59,248	$5,566,350
Total Information Technology		17,849,831

Materials (8.26%)
Albemarle Corp.	46,319	8,275,816
American Battery Technology Co.(a)(b)	188,354	695,026
Aspen Aerogels, Inc.(a)	121,640	379,517
Total Materials		9,350,359

Utilities (17.26%)
Boralex, Inc., Class A(b)	152,520	3,103,959
Clearway Energy, Inc., Class C(b)	125,375	4,803,116
Northland Power, Inc.(b)	391,565	6,275,145
Ormat Technologies, Inc.(b)	51,480	5,338,476
Total Utilities		19,520,696

TOTAL COMMON STOCKS
(Cost $183,803,282)		105,003,252

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (7.06%)
Utilities (7.06%)
Brookfield Renewable Partners LP	204,310	$6,496,041
XPLR Infrastructure LP(a)	140,507	1,487,969
Total Utilities		7,984,010

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $13,912,435)		7,984,010

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (19.51%)
Money Market Fund (0.03%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $35,351)	3.63%	35,351	$35,351

	7 Day Yield (continued)	Shares (continued)	Value (continued)
Investments Purchased with Collateral from Securities Loaned (19.48%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $22,025,078)		22,025,078	$22,025,078
TOTAL SHORT TERM INVESTMENTS
(Cost $22,060,429)			22,060,429

TOTAL INVESTMENTS (119.42%)
(Cost $219,776,146)			$135,047,691
LIABILITIES IN EXCESS OF OTHER ASSETS (-19.42%)			(21,953,790)
NET ASSETS - 100.00%			$113,093,901

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $30,796,260.

See Notes to Quarterly Schedule of Investments.

ALPS Disruptive Technologies ETF

Schedule of Investments

As of February 28, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.53%)
Communication Services (1.11%)
Netflix, Inc.(a)	8,618	$829,396

Consumer Discretionary (3.33%)
ADT, Inc.	99,739	799,907
Garmin, Ltd.	3,848	972,890
Tesla, Inc.(a)	1,814	730,153
Total Consumer Discretionary		2,502,950

Financials (15.20%)
Adyen NV(a)(b)(c)	518	608,886
American Express Co.	2,105	650,235
Block, Inc.(a)	12,747	811,984
Corpay, Inc.(a)	2,562	832,905
Fidelity National Information Services, Inc.	12,059	614,527
Fiserv, Inc.(a)	11,896	741,002
Global Payments, Inc.	9,897	756,725
GMO Payment Gateway, Inc.(d)	13,205	684,159
Jack Henry & Associates, Inc.	4,332	703,777
LendingTree, Inc.(a)(d)	14,495	541,678
Mastercard, Inc., Class A	1,440	744,782
Moody's Corp.	1,669	797,098
Pagseguro Digital, Ltd., Class A	79,343	841,829
PayPal Holdings, Inc.	13,144	607,384
S&P Global, Inc.	1,630	720,264
Visa, Inc., Class A	2,347	751,369
Total Financials		11,408,604

Health Care (12.08%)
Align Technology, Inc.(a)	4,949	940,804
Boston Scientific Corp.(a)	8,839	679,277
Dexcom, Inc.(a)	11,763	863,757
Globus Medical, Inc.(a)	9,123	870,882
HealthEquity, Inc.(a)	8,327	636,932
Hologic, Inc.(a)	10,837	816,676
Insulet Corp.(a)	2,755	679,411
Intuitive Surgical, Inc.(a)	1,481	745,698
PROCEPT BioRobotics Corp.(a)(d)	22,506	510,661
ResMed, Inc.	3,211	822,851
Smith & Nephew PLC, Sponsored ADR(d)	24,729	912,500
Tempus AI, Inc.(a)(d)	10,980	584,685
Total Health Care		9,064,134

Industrials (17.18%)
AeroVironment, Inc.(a)(d)	3,247	819,056
AutoStore Holdings, Ltd.(a)(b)(c)	716,144	820,964
Experian PLC	18,224	684,232
FANUC Corp.	21,013	957,100
Security Description	Shares	Value
Industrials (continued)
Goldwind Science & Technology Co., Ltd., Class H	475,400	$940,664
Proto Labs, Inc.(a)	16,930	1,051,015
RELX PLC, Sponsored ADR(d)	20,131	700,357
Schneider Electric SE	2,885	943,247
Sensata Technologies Holding PLC	22,524	841,046
SS&C Technologies Holdings, Inc.	9,312	701,100
Stratasys, Ltd.(a)	95,442	919,106
Thomson Reuters Corp.(d)	6,141	591,252
TransUnion	9,455	742,690
Verisk Analytics, Inc.	3,749	778,181
Vestas Wind Systems A/S	30,357	779,856
Wolters Kluwer NV	7,781	626,113
Total Industrials		12,895,979

Information Technology (45.17%)
Adobe, Inc.(a)	2,313	606,954
Alarm.com Holdings, Inc.(a)	15,366	735,263
Allegro MicroSystems, Inc.(a)(d)	28,470	1,038,301
Autodesk, Inc.(a)	2,995	736,381
Cadence Design Systems, Inc.(a)	2,685	809,258
Check Point Software Technologies, Ltd.(a)(d)	4,085	621,206
Cognex Corp.	21,987	1,196,093
Crowdstrike Holdings, Inc., Class A(a)	1,567	582,893
Dassault Systemes SE	33,132	726,210
Datadog, Inc., Class A(a)	5,411	605,816
Dynatrace, Inc.(a)	17,909	643,291
First Solar, Inc.(a)	2,972	586,078
Fortinet, Inc.(a)	9,831	776,944
Gen Digital, Inc.	29,190	658,818
Guidewire Software, Inc.(a)	3,965	576,194
Intuit, Inc.	1,198	490,018
Itron, Inc.(a)(d)	8,252	775,275
Keyence Corp.	2,382	1,007,620
Nebius Group NV(a)(d)	8,600	784,235
Nemetschek SE	8,303	665,174
Okta, Inc.(a)	8,951	648,948
Omron Corp.(d)	31,050	1,103,893
Open Text Corp.(d)	24,272	601,218
Palo Alto Networks, Inc.(a)	8,139	1,212,059
PTC, Inc.(a)	5,062	792,658
Qorvo, Inc.(a)	9,069	751,820
Renishaw PLC	19,271	1,116,738
Rubrik, Inc.(a)	9,312	483,852
SailPoint, Inc.(a)(d)	37,298	525,902
Salesforce, Inc.	3,090	601,901
Samsara, Inc., Class A(a)	18,493	534,448
SAP SE, Sponsored ADR	3,279	660,817
SenseTime Group, Inc.(a)(b)(c)(d)	2,991,000	978,726
ServiceNow, Inc.(a)	4,674	504,839
Silicon Laboratories, Inc.(a)	5,670	1,159,685
Skyworks Solutions, Inc.	11,882	707,930
Snowflake, Inc., Class A(a)	3,676	619,075

Security Description	Shares	Value
Information Technology (continued)
SolarEdge Technologies, Inc.(a)(d)	25,324	$896,470
SoundHound AI, Inc.(a)(d)	67,405	579,683
Synopsys, Inc.(a)	1,888	781,632
Temenos AG	8,517	792,047
Workday, Inc., Class A(a)	3,619	484,077
Xero, Ltd.(a)	10,722	634,382
Xinyi Solar Holdings, Ltd.(d)	2,120,000	937,597
Zoom Communications, Inc., Class A(a)	8,986	664,425
Zscaler, Inc.(a)	3,350	492,417
Total Information Technology		33,889,261

Real Estate (1.40%)
Equinix, Inc.	1,077	1,049,278

Utilities (3.06%)
China Longyuan Power Group Corp., Ltd., Class H(d)	927,000	896,974
Enlight Renewable Energy, Ltd.(a)	20,325	1,391,723
Total Utilities		2,288,697

TOTAL COMMON STOCKS
(Cost $70,319,174)		73,928,299

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (1.22%)
Utilities (1.22%)
Brookfield Renewable Partners LP	28,774	$914,870

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $791,369)		914,870

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (7.26%)
Money Market Fund (0.26%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $189,077)	3.63%	189,077	$189,077
	7 Day Yield (continued)	Shares (continued)	Value (continued)
Investments Purchased with Collateral from Securities Loaned (7.00%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $5,254,943)		5,254,943	$5,254,943
TOTAL SHORT TERM INVESTMENTS
(Cost $5,444,020)			5,444,020

TOTAL INVESTMENTS (107.01%)
(Cost $76,554,563)			$80,287,189
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.01%)			(5,255,465)
NET ASSETS - 100.00%			$75,031,724

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,408,575, representing 3.21% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2026, the market value of those securities was $2,408,575, representing 3.21% of net assets.
(d)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $11,272,449.

See Notes to Quarterly Schedule of Investments.

ALPS Dynamic Core Income ETF (formerly, RiverFront Dynamic Core Income ETF)

Schedule of Investments

As of February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (70.76%)
Communications (2.32%)
Comcast Corp.
5.168%, 01/15/2037(a)	$149,000	$150,084
Verizon Communications, Inc.
4.750%, 01/15/2033	218,000	221,149
Total Communications		371,233

Consumer Discretionary (15.76%)
American Honda Finance Corp.
5.050%, 07/10/2031	180,000	186,702
Ford Motor Co.
9.625%, 04/22/2030	203,000	237,251
Ford Motor Credit Co. LLC
7.350%, 11/04/2027	336,000	350,671
General Motors Financial Co., Inc.
6.400%, 01/09/2033	504,000	548,690
Goodyear Tire & Rubber Co.
4.875%, 03/15/2027	148,000	147,702
Hyatt Hotels Corp.
5.750%, 04/23/2030	504,000	529,710
Lennar Corp.
5.200%, 07/30/2030	180,000	186,457
Marriott International, Inc.
4.000%, 04/15/2028(b)	337,000	338,096
Total Consumer Discretionary		2,525,279

Energy (11.36%)
Columbia Pipelines Holding Co. LLC
4.999%, 11/17/2032(a)	226,000	230,620
Hess Midstream Operations LP
4.250%, 02/15/2030(a)	148,000	145,177
Kinetik Holdings LP
6.625%, 12/15/2028(a)	587,000	605,458
MPLX LP
5.000%, 01/15/2033	176,000	178,912
ONEOK, Inc.
5.400%, 10/15/2035	176,000	179,773
Phillips 66 Co.
5.250%, 06/15/2031	291,000	304,744
Williams Cos., Inc.
5.300%, 09/30/2035	170,000	174,681
Total Energy		1,819,365

Financials (14.63%)
Bank of America Corp.
4.250%, 10/22/2026	205,000	205,336
5Y US TI + 3.23%(c)(d)	364,000	369,117
Citigroup, Inc.
4.450%, 09/29/2027	267,000	268,689
6.625%, 06/15/2032	90,000	100,299
Security Description	Principal Amount	Value
Financials (continued)
Goldman Sachs Group, Inc.
1D US SOFR + 1.135%, 10/23/2030(c)	$242,000	$245,981
Iron Mountain, Inc.
4.875%, 09/15/2027(a)	286,000	286,064
JPMorgan Chase & Co.
4.250%, 10/01/2027	175,000	176,302
PNC Financial Services Group, Inc.
5Y US TI + 3.238%(c)(d)	364,000	370,810
Royal Bank of Canada
6.000%, 11/01/2027	311,000	321,971
Total Financials		2,344,569

Health Care (1.31%)
CVS Health Corp.
4.300%, 03/25/2028	62,000	62,394
HCA, Inc.
5.375%, 09/01/2026	148,000	148,168
Total Health Care		210,562

Industrials (6.05%)
Ingersoll Rand, Inc.
5.700%, 08/14/2033	504,000	539,504
Johnson Controls International PLC / Tyco Fire & Security Finance SCA
4.900%, 12/01/2032	206,000	211,931
Textron, Inc.
5.500%, 05/15/2035	206,000	217,249
Total Industrials		968,684

Materials (1.79%)
DuPont de Nemours, Inc.
4.725%, 11/15/2028(a)	67,000	67,956
PPG Industries, Inc.
4.375%, 03/15/2031	218,000	219,492
Total Materials		287,448

Technology (7.94%)
Concentrix Corp.
6.850%, 08/02/2033	504,000	484,899
Dell International LLC / EMC Corp.
4.750%, 10/06/2032	176,000	177,696
Flex, Ltd.
5.250%, 01/15/2032	206,000	211,562
HP, Inc.
5.400%, 04/25/2030	180,000	186,618
Microchip Technology, Inc.
5.050%, 02/15/2030	206,000	211,586
Total Technology		1,272,361

Utilities (9.60%)
Dominion Energy, Inc.
4.250%, 06/01/2028	337,000	339,477
Duke Energy Corp.
4.950%, 09/15/2035	218,000	218,545

Security Description	Principal Amount	Value
Utilities (continued)
Public Service Enterprise Group, Inc.
5.850%, 11/15/2027	$336,000	$346,660
Southern California Gas Co.
5.200%, 06/01/2033	297,000	309,647
Vistra Operations Co. LLC
7.750%, 10/15/2031(a)	307,000	324,569
Total Utilities		1,538,898

TOTAL CORPORATE BONDS
(Cost $11,098,986)		11,338,399

GOVERNMENT BONDS (26.09%)
Mexico Government International Bond
6.000%, 05/13/2030	151,000	158,414
United States Treasury Bond
4.375%, 05/15/2034	809,000	840,064
4.750%, 02/15/2037	364,000	388,940
4.750%, 11/15/2043	1,827,000	1,881,096
4.000%, 11/15/2052	661,000	594,087
3.625%, 05/15/2053	379,000	318,079
TOTAL GOVERNMENT BONDS
(Cost $4,284,809)		4,180,680

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.87%)
Money Market Fund (1.87%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	3.63%	299,585	$299,585

TOTAL SHORT TERM INVESTMENTS
(Cost $299,585)			299,585

TOTAL INVESTMENTS (98.72%)
(Cost $15,683,380)			$15,818,664
OTHER ASSETS IN EXCESS OF LIABILITIES (1.28%)			204,727
NET ASSETS - 100.00%			$16,023,391

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

TI - Treasury Index

Reference Rates:

1D US SOFR - 1 Day SOFR as of February 28, 2026 was 3.68%

5Y US TI - 5 Year US TI as of February 28, 2026 was 3.51%

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,809,928, representing 11.30% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2026, the market value of those securities was $338,096, representing 2.11% of net assets.
(c)	Floating or variable rate security. Interest rate resets periodically on specific dates. The rate shown represents the coupon or interest rate in effect as of February 28, 2026. Security description includes the reference rate and spread if published and available.
(d)	Securities are perpetual and thus do not have a predetermined maturity date.

See Notes to Quarterly Schedule of Investments.

ALPS Dynamic US Dividend Advantage ETF (formerly, Riverfront Dynamic US Dividend Advantage ETF)

Schedule of Investments

As of February 28, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.94%)
Communication Services (5.63%)
Alphabet, Inc., Class A	3,416	$1,064,972
Alphabet, Inc., Class C	9,846	3,066,340
TEGNA, Inc.	26,419	553,478
Total Communication Services		4,684,790

Consumer Discretionary (9.62%)
Amazon.com, Inc.(a)	15,407	3,235,470
Ethan Allen Interiors, Inc.	15,458	352,133
H&R Block, Inc.	21,624	662,127
Perdoceo Education Corp.	66,413	2,214,873
TJX Cos., Inc.	7,698	1,244,459
Upbound Group, Inc.	13,399	287,409
Total Consumer Discretionary		7,996,471

Consumer Staples (2.87%)
Altria Group, Inc.	11,050	762,892
B&G Foods, Inc.(b)	100,994	536,278
Coca-Cola Co.	7,410	604,360
Philip Morris International, Inc.	2,580	482,021
Total Consumer Staples		2,385,551

Energy (8.44%)
Antero Midstream Corp.	79,928	1,796,781
Crescent Energy Co.(b)	73,736	859,762
Devon Energy Corp.	7,985	347,587
EOG Resources, Inc.	8,114	1,006,785
Exxon Mobil Corp.	6,987	1,065,518
Kinder Morgan, Inc.	40,608	1,351,028
VAALCO Energy, Inc.(b)	114,879	591,627
Total Energy		7,019,088

Financials (17.40%)
Fidelity National Information Services, Inc.	13,766	701,515
First Financial Corp.	15,360	973,210
First Horizon National Corp.	39,527	940,347
FNB Corp.	27,603	468,975
Fulton Financial Corp.(b)	26,672	545,442
Hanmi Financial Corp.	34,772	907,897
Heritage Commerce Corp.	66,406	825,427
Huntington Bancshares, Inc.	36,626	615,317
Old Republic International Corp.	32,599	1,397,519
OneMain Holdings, Inc.	10,828	595,757
Ready Capital Corp.	36,304	67,162
Starwood Property Trust, Inc.	15,054	268,112
TrustCo Bank Corp. NY	19,510	846,149
Universal Insurance Holdings, Inc.	34,538	1,214,701
US Bancorp	24,750	1,352,835
Valley National Bancorp(b)	51,955	655,152
Security Description	Shares	Value
Financials (continued)
Visa, Inc., Class A	3,104	$993,715
Washington Trust Bancorp, Inc.	21,618	728,310
Western Union Co.(b)	38,974	375,320
Total Financials		14,472,862

Health Care (1.47%)
Amgen, Inc.	1,778	690,148
National Research Corp.(b)	39,826	534,067
Total Health Care		1,224,215

Industrials (7.19%)
Apogee Enterprises, Inc.	12,879	512,842
Deluxe Corp.	36,283	1,006,853
Genco Shipping & Trading, Ltd.	36,273	872,365
Lockheed Martin Corp.	986	648,867
MSC Industrial Direct Co. Inc, Class A, Class A	5,007	469,857
Paychex, Inc.	3,578	335,080
Pitney Bowes, Inc.(b)	132,862	1,425,609
Trane Technologies PLC	1,540	711,973
Total Industrials		5,983,446

Information Technology (32.60%)
Apple, Inc.	26,011	6,871,586
Cisco Systems, Inc.	22,566	1,793,094
Hewlett Packard Enterprise Co.	62,900	1,350,463
International Business Machines Corp.	6,202	1,489,782
Microsoft Corp.	13,656	5,363,258
NVIDIA Corp.	53,608	9,498,802
QUALCOMM, Inc.	5,222	743,404
Total Information Technology		27,110,389

Materials (3.28%)
Greif, Inc.(b)	6,376	557,135
Myers Industries, Inc.	60,234	1,347,434
Ramaco Resources, Inc.(a)(b)	54,910	824,322
Total Materials		2,728,891

Real Estate (5.69%)
Camden Property Trust	3,890	421,442
Chiron Real Estate, Inc.	18,252	632,067
Curbline Properties Corp.(b)	20,470	569,271
Invitation Homes, Inc.	13,234	348,583
Medical Properties Trust, Inc.	99,293	571,928
Piedmont Realty Trust, Inc., Class A	31,791	241,294
SITE Centers Corp.(b)	10,050	61,908
Tanger, Inc.	26,338	976,086
Universal Health Realty Income Trust	20,826	908,430
Total Real Estate		4,731,009

Utilities (3.75%)
Clearway Energy, Inc., Class C(b)	39,060	1,496,389
Evergy, Inc.	6,754	565,040

Security Description	Shares	Value
Utilities (continued)
Public Service Enterprise Group, Inc.	12,294	$1,058,144
Total Utilities		3,119,573

TOTAL COMMON STOCKS
(Cost $63,032,860)		81,456,285

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (7.64%)
Money Market Fund (2.02%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $1,680,629)	3.63%	1,680,629	$1,680,629

Investments Purchased with Collateral from Securities Loaned (5.62%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $4,675,971)		4,675,971	4,675,971
TOTAL SHORT TERM INVESTMENTS
(Cost $6,356,600)			6,356,600

TOTAL INVESTMENTS (105.58%)
(Cost $69,389,460)			$87,812,885
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.58%)			(4,645,046)
NET ASSETS - 100.00%			$83,167,839

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $7,880,215.

See Notes to Quarterly Schedule of Investments.

ALPS Electrification Infrastructure ETF

Schedule of Investments

As of February 28, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.75%)
Consumer Discretionary (0.48%)
QuantumScape Corp.(a)(b)	101,540	$702,657

Energy (14.78%)
Antero Midstream Corp.	71,907	1,616,469
Cameco Corp.	13,578	1,607,634
Cheniere Energy, Inc.	6,778	1,597,778
DT Midstream, Inc.	10,903	1,513,773
Enbridge, Inc.	27,397	1,455,877
Kinder Morgan, Inc.	48,388	1,609,869
NexGen Energy, Ltd.(a)(b)	137,723	1,760,099
ONEOK, Inc.	17,685	1,463,787
Pembina Pipeline Corp.(b)	33,142	1,457,917
South Bow Corp.(b)	47,217	1,520,860
Targa Resources Corp.	6,979	1,645,649
TC Energy Corp.	23,867	1,536,319
Uranium Energy Corp.(a)	91,735	1,406,298
Williams Cos., Inc.	21,309	1,592,208
Total Energy		21,784,537

Industrials (29.30%)
Acuity, Inc.	3,477	1,048,628
AECOM	12,980	1,271,780
AMETEK, Inc.	6,398	1,530,530
Argan, Inc.	3,940	1,777,925
Bloom Energy Corp., Class A(a)	11,898	1,852,161
Comfort Systems USA, Inc.	1,288	1,841,028
Dycom Industries, Inc.(a)	3,574	1,501,151
Eaton Corp. PLC	3,689	1,386,768
EMCOR Group, Inc.	2,041	1,478,949
Emerson Electric Co.	9,273	1,397,905
EnerSys	8,560	1,422,244
Fluor Corp.(a)	28,903	1,511,916
GE Vernova, Inc.	1,835	1,603,056
Generac Holdings, Inc.(a)	7,742	1,744,815
Hubbell, Inc.	2,803	1,434,099
IES Holdings, Inc.(a)(b)	2,723	1,348,838
Jacobs Solutions, Inc.	9,545	1,315,874
MasTec, Inc.(a)	5,575	1,661,462
Nextpower, Inc.(a)	13,846	1,455,215
NuScale Power Corp.(a)	61,180	786,163
nVent Electric PLC	11,954	1,414,875
Primoris Services Corp.	9,460	1,425,811
Quanta Services, Inc.	2,783	1,567,052
Regal Rexnord Corp.	8,497	1,877,666
Rockwell Automation, Inc.	3,154	1,285,097
Security Description	Shares	Value
Industrials (continued)
Sterling Infrastructure, Inc.(a)	3,820	$1,635,457
Tetra Tech, Inc.	37,306	1,337,047
Valmont Industries, Inc.	3,062	1,408,306
Vertiv Holdings Co.	7,249	1,847,698
Total Industrials		43,169,516

Information Technology (12.64%)
Amphenol Corp., Class A	9,281	1,355,583
Badger Meter, Inc.	7,103	1,082,710
Belden, Inc.	10,354	1,483,728
Cognex Corp.	35,165	1,912,976
Coherent Corp.(a)	6,538	1,692,884
Corning, Inc.	13,557	2,038,702
First Solar, Inc.(a)	4,746	935,911
Itron, Inc.(a)	13,229	1,242,865
Keysight Technologies, Inc.(a)	6,082	1,869,181
Littelfuse, Inc.	4,752	1,674,890
TE Connectivity PLC	5,330	1,226,700
Trimble, Inc.(a)	15,599	1,043,105
Zebra Technologies Corp.(a)	4,731	1,059,555
Total Information Technology		18,618,790

Materials (4.60%)
Freeport-McMoRan, Inc.	26,984	1,837,071
Hudbay Minerals, Inc.(b)	69,752	1,976,074
MP Materials Corp.(a)(b)	21,669	1,275,654
Teck Resources, Ltd., Class B	28,827	1,697,622
Total Materials		6,786,421

Utilities (37.95%)
AES Corp.	92,709	1,602,011
Alliant Energy Corp.	20,004	1,447,089
Ameren Corp.	13,357	1,513,081
American Electric Power Co., Inc.	11,361	1,520,329
Black Hills Corp.	18,040	1,328,826
Brookfield Renewable Corp.(b)	33,250	1,420,773
CenterPoint Energy, Inc.	34,765	1,512,278
CMS Energy Corp.	18,643	1,455,459
Consolidated Edison, Inc.	13,566	1,526,446
Constellation Energy Corp.	3,445	1,136,437
Dominion Energy, Inc.	22,297	1,407,833
DTE Energy Co.	9,898	1,467,280
Duke Energy Corp.	11,349	1,485,017
Edison International	22,435	1,676,793
Entergy Corp.	13,874	1,486,044
Evergy, Inc.	17,709	1,481,535
Eversource Energy	19,218	1,464,604
Exelon Corp.	30,089	1,488,503
FirstEnergy Corp.(b)	29,448	1,506,560
Fortis, Inc.(b)	25,831	1,485,283

Security Description	Shares	Value
Utilities (continued)
IDACORP, Inc.(b)	10,306	$1,483,755
NextEra Energy, Inc.	15,943	1,494,975
NiSource, Inc.	31,182	1,474,909
NRG Energy, Inc.	7,565	1,353,832
OGE Energy Corp.(b)	30,488	1,498,180
Oklo, Inc.(a)(b)	12,579	791,848
Ormat Technologies, Inc.	11,296	1,171,395
PG&E Corp.	87,535	1,663,165
Pinnacle West Capital Corp.(b)	14,911	1,495,573
Portland General Electric Co.(b)	27,280	1,472,029
PPL Corp.	38,749	1,510,436
Public Service Enterprise Group, Inc.	16,421	1,413,355
Sempra	14,564	1,402,076
Southern Co.	15,292	1,489,135
Talen Energy Corp.(a)	3,511	1,302,476
TXNM Energy, Inc.	22,259	1,313,726
Vistra Corp.	7,445	1,294,611
WEC Energy Group, Inc.	12,520	1,464,339
Xcel Energy, Inc.	17,340	1,445,462
Total Utilities		55,947,458

TOTAL COMMON STOCKS
(Cost $122,399,838)		147,009,379

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (8.72%)
Money Market Fund (0.14%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $200,293)	3.63%	200,293	$200,293

Investments Purchased with Collateral from Securities Loaned (8.58%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $12,650,753)		12,650,753	12,650,753
TOTAL SHORT TERM INVESTMENTS
(Cost $12,851,046)			12,851,046

TOTAL INVESTMENTS (108.47%)
(Cost $135,250,884)			$159,860,425
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.47%)			(12,488,806)
NET ASSETS - 100.00%			$147,371,619
(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $15,373,779.

See Notes to Quarterly Schedule of Investments.

ALPS Emerging Sector Dividend Dogs ETF

Schedule of Investments

As of February 28, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (95.15%)
Brazil (8.20%)
Axia Energia	56,600	$676,462
BB Seguridade Participacoes SA	80,900	547,276
Cia Energetica de Minas Gerais	258,600	608,857
MBRF Global Foods Co. SA	144,780	584,034
Total Brazil		2,416,629

Chile (5.45%)
Empresas CMPC SA	324,123	480,212
Empresas COPEC SA	68,172	562,611
Falabella SA	75,600	561,335
Total Chile		1,604,158

China (8.23%)
China Feihe, Ltd.(a)(b)(c)	1,002,000	486,694
China Shenhua Energy Co., Ltd., Class H	106,000	$609,167
COSCO SHIPPING Holdings Co., Ltd.(b)	301,500	585,010
Yankuang Energy Group Co., Ltd., Class H	415,400	743,360
Total China		2,424,231

Colombia (3.96%)
Cementos Argos SA	186,706	592,164
Interconexion Electrica SA ESP	78,218	573,293
Total Colombia		1,165,457

Great Britain (2.78%)
Anglogold Ashanti PLC	6,416	819,772

Hong Kong (1.71%)
China State Construction International Holdings, Ltd.	424,000	503,484

Hungary (6.07%)
Magyar Telekom Telecommunications PLC(d)	98,316	667,441
Richter Gedeon Nyrt	29,904	1,119,604
Total Hungary		1,787,045

India (10.35%)
Dr Reddy's Laboratories, Ltd., ADR(b)	63,236	909,334
Infosys, Ltd., Sponsored ADR(b)	74,771	1,079,693
Wipro, Ltd., ADR(b)	478,055	1,061,282
Total India		3,050,309
Security Description	Shares	Value
Indonesia (9.51%)
Alamtri Resources Indonesia Tbk PT	4,960,100	$692,313
Bank Mandiri Persero Tbk PT	1,831,900	576,396
Bank Rakyat Indonesia Persero Tbk PT	2,432,100	567,224
Telkom Indonesia Persero Tbk PT	2,487,100	525,162
XLSMART Telecom Sejahtera Tbk PT	2,329,600	440,491
Total Indonesia		2,801,586

Malaysia (10.73%)
MISC Bhd	287,800	596,902
MR DIY Group M Bhd(a)(c)	1,460,400	671,837
Petronas Dagangan Bhd	112,600	636,070
Petronas Gas Bhd	123,000	567,741
Sime Darby Bhd	1,098,800	689,044
Total Malaysia		3,161,594

Mexico (8.70%)
Banco del Bajio SA(a)(b)(c)	190,946	638,408
Grupo Aeroportuario del Sureste SAB de CV, ADR(b)	1,673	601,728
Grupo Mexico SAB de CV, Series B	55,440	705,088
Kimberly-Clark de Mexico SAB de CV, Class A(b)	246,300	618,253
Total Mexico		2,563,477

Philippines (6.07%)
Globe Telecom, Inc.	20,130	607,409
Manila Electric Co.	53,100	587,493
PLDT, Inc.	24,390	592,144
Total Philippines		1,787,046

Russia (0.00%)(e)
Mobile TeleSystems PJSC, Sponsored ADR(d)(f)(g)	64,600	646
Novolipetsk Steel PJSC, GDR(c)(d)(f)(g)	17,594	176
Severstal PAO, GDR(c)(d)(f)(g)	23,283	233
X5 Retail Group NV, GDR(c)(d)(f)(g)	17,785	178
Total Russia		1,233

South Africa (1.95%)
Mr Price Group, Ltd.	50,032	575,578

Thailand (11.44%)
Bangkok Dusit Medical Services PCL	1,390,000	970,339
Charoen Pokphand Foods PCL	817,500	552,276
PTT Exploration & Production PCL	155,400	684,890
PTT PCL	536,200	638,231

Security Description	Shares	Value
Thailand (continued)
Thai Beverage PCL(b)	1,442,600	$524,623
Total Thailand		3,370,359

TOTAL COMMON STOCKS
(Cost $26,474,356)		28,031,958

Security Description	Shares	Value
PREFERRED STOCK (4.22%)
Brazil (2.35%)
Itausa SA(d)	249,400	694,224

Colombia (1.87%)
Grupo Argos SA/Colombia	155,136	549,922

TOTAL PREFERRED STOCK
(Cost $1,028,314)		1,244,146

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (12.87%)
Money Market Fund (0.16%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $48,418)	3.63%	48,418	$48,418

Investments Purchased with Collateral from Securities Loaned (12.71%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $3,743,293)		3,743,293	3,743,293
TOTAL SHORT TERM INVESTMENTS
(Cost $3,791,711)			3,791,711

TOTAL INVESTMENTS (112.24%)
(Cost $31,294,381)			$33,067,815
LIABILITIES IN EXCESS OF OTHER ASSETS (-12.24%)			(3,606,169)
NET ASSETS - 100.00%			$29,461,646

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,796,939, representing 6.10% of net assets.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $5,104,401.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2026, the market value of those securities was $1,797,526, representing 6.10% of net assets.
(d)	Non-income producing security.
(e)	Less than 0.005%.
(f)	Security deemed to be illiquid under the procedures utilized by the Valuation Designee. As of February 28, 2026, the fair value of illiquid securities in the aggregate was $1,233, representing less than 0.005% of the Fund's net assets.
(g)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

See Notes to Quarterly Schedule of Investments.

ALPS Equal Sector Weight ETF

Schedule of Investments

As of February 28, 2026 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (99.98%)(a)
Communication Services (8.56%)
Communication Services Select Sector SPDR Fund	483,562	$57,084,494

Consumer Discretionary (8.10%)
Consumer Discretionary Select Sector SPDR Fund(b)	462,378	54,033,493

Consumer Staples (9.65%)
Consumer Staples Select Sector SPDR Fund(b)	715,344	64,388,113

Energy (10.71%)
Energy Select Sector SPDR Fund(b)	1,277,158	71,418,675

Financials (7.92%)
Financial Select Sector SPDR Fund	1,027,688	52,853,994

Healthcare (8.73%)
Health Care Select Sector SPDR Fund(b)	363,641	58,255,288

Industrials (9.60%)
Industrial Select Sector SPDR Fund	361,540	64,043,196

Materials (9.95%)
Materials Select Sector SPDR Fund(b)	1,242,292	66,350,816

Real Estate (9.19%)
Real Estate Select Sector SPDR Fund	1,397,509	61,266,795

Technology (8.11%)
Technology Select Sector SPDR Fund	389,634	54,065,614

Utilities (9.46%)
Utilities Select Sector SPDR Fund	1,322,181	63,107,699

TOTAL EXCHANGE TRADED FUNDS
(Cost $533,227,098)		666,868,177
7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (14.07%)
Money Market Fund (0.03%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $176,847)	3.63%	176,847	$176,847

Investments Purchased with Collateral from Securities Loaned (14.04%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $93,630,899)		93,630,899	$93,630,899
TOTAL SHORT TERM INVESTMENTS
(Cost $93,807,746)			93,807,746

TOTAL INVESTMENTS (114.05%)
(Cost $627,034,844)			$760,675,923
LIABILITIES IN EXCESS OF OTHER ASSETS (-14.05%)			(93,709,888)
NET ASSETS - 100.00%			$666,966,035

(a)	The financial statements of the Underlying Sector ETFs, including the portfolio of investments, are included in The Select Sector SPDR Trust's N-CSR filing dated March 6, 2026, available at www.sec.gov or can be found at www.ssga.com and should be read in conjunction with the Fund's financial statements.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $93,707,476.

Common Abbreviations:

SPDR® - Standard & Poor's Depositary Receipts

See Notes to Quarterly Schedule of Investments.

ALPS International Sector Dividend Dogs ETF

Schedule of Investments

As of February 28, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.56%)
Australia (8.34%)
BHP Group, Ltd.	301,251	$12,522,201
Fortescue, Ltd.	597,628	8,990,852
Origin Energy, Ltd.	1,177,710	10,183,090
Woodside Energy Group, Ltd.	555,326	11,188,010
Total Australia		42,884,153

Austria (2.08%)
OMV AG	164,788	$10,670,301

Denmark (3.46%)
A P Moller-Maersk A/S(a)	3,966	9,830,958
Coloplast A/S, Class B	103,005	7,949,023
Total Denmark		17,779,981

Finland (4.23%)
Nokia Oyj	1,476,545	11,312,542
UPM-Kymmene Oyj(b)	327,193	10,430,773
Total Finland		21,743,315

France (19.79%)
BNP Paribas SA	99,645	11,244,222
Bouygues SA	180,361	11,226,876
Cap Gemini SA	52,706	6,660,570
Carrefour SA	549,101	10,410,282
Cie Generale des Etablissements Michelin SCA(b)	277,433	11,276,831
Engie SA(b)	358,602	12,258,340
Orange SA(b)	568,811	12,225,629
Pernod Ricard SA(b)	102,158	9,446,757
Publicis Groupe SA	88,901	7,922,527
Sanofi SA	93,383	9,070,060
Total France		101,742,094

Germany (7.33%)
BASF SE	174,079	10,017,189
Bayerische Motoren Werke AG	81,141	8,577,086
Daimler Truck Holding AG	202,312	10,286,403
Mercedes-Benz Group AG	126,098	8,790,847
Total Germany		37,671,525

Hong Kong (3.83%)
China Resources Power Holdings Co., Ltd.(b)	3,951,600	9,435,270
Security Description	Shares	Value
Hong Kong (continued)
WH Group, Ltd.(c)(d)	8,153,000	$10,254,559
Total Hong Kong		19,689,829

Italy (5.72%)
Banca Monte dei Paschi di Siena SpA(b)	952,994	9,344,028
Banco BPM SpA(b)	628,827	9,313,781
Enel SpA	892,356	10,748,635
Total Italy		29,406,444

Japan (10.30%)
Astellas Pharma, Inc.	691,600	11,521,131
Canon, Inc.(b)	297,263	9,064,556
Kyocera Corp.(b)	632,900	11,199,815
Nippon Steel Corp.(b)	2,252,900	9,175,196
Takeda Pharmaceutical Co., Ltd.	321,000	11,961,060
Total Japan		52,921,758

Netherlands (1.24%)
Stellantis NV(b)	774,980	6,355,988

Norway (6.78%)
Aker BP ASA	370,159	11,141,792
Equinor ASA	397,707	11,778,582
Telenor ASA	642,167	11,906,865
Total Norway		34,827,239

Poland (6.20%)
Bank Polska Kasa Opieki SA	159,388	10,090,135
ORLEN SA	351,203	11,269,870
Santander Bank Polska SA	63,684	10,536,916
Total Poland		31,896,921

Portugal (2.15%)
EDP SA	2,072,147	11,057,197

Singapore (2.06%)
Singapore Airlines, Ltd.	1,864,115	10,581,347

Sweden (5.99%)
Evolution AB(b)(c)(d)	134,687	8,181,837
Telefonaktiebolaget LM Ericsson, Class B	950,413	11,006,877
Telia Co. AB	2,254,959	11,580,032
Total Sweden		30,768,746

Switzerland (1.90%)
Kuehne + Nagel International AG(b)	41,849	9,762,136

Security Description	Shares	Value
United Kingdom (8.16%)
British American Tobacco PLC	161,249	$10,083,088
GSK PLC	374,601	11,111,367
Imperial Brands PLC	214,968	9,632,611
Vodafone Group PLC	7,222,468	11,144,732
Total United Kingdom		41,971,798

TOTAL COMMON STOCKS
(Cost $408,454,356)		511,730,772

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (9.86%)
Money Market Fund (0.18%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $933,035)	3.63%	933,035	$933,035

Investments Purchased with Collateral from Securities Loaned (9.68%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $49,776,503)		49,776,503	49,776,503
TOTAL SHORT TERM INVESTMENTS
(Cost $50,709,538)			50,709,538

TOTAL INVESTMENTS (109.42%)
(Cost $459,163,894)			$562,440,310
LIABILITIES IN EXCESS OF OTHER ASSETS (-9.42%)			(48,425,544)
NET ASSETS - 100.00%			$514,014,766

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $72,055,618.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $18,436,396, representing 3.59% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2026, the market value of those securities was $18,436,396, representing 3.59% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS Medical Breakthroughs ETF

Schedule of Investments

As of February 28, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.99%)
Biotechnology (80.85%)
ACADIA Pharmaceuticals, Inc.(a)	150,789	$3,703,378
Agios Pharmaceuticals, Inc.(a)	51,973	1,571,144
Akebia Therapeutics, Inc.(a)(b)	236,514	309,833
Alkermes PLC(a)(b)	147,168	4,429,756
Altimmune, Inc.(a)(b)	92,999	400,826
Amicus Therapeutics, Inc.(a)	274,988	3,951,577
Anavex Life Sciences Corp.(a)(b)	79,635	352,783
Apellis Pharmaceuticals, Inc.(a)(b)	112,768	2,363,617
Apogee Therapeutics, Inc.(a)	48,872	3,421,040
Arcturus Therapeutics Holdings, Inc.(a)(b)	25,324	208,417
ArriVent Biopharma, Inc.(a)	36,792	845,112
ARS Pharmaceuticals, Inc.(a)(b)	88,100	817,568
Bicara Therapeutics, Inc.(a)(b)	48,826	819,300
Bicycle Therapeutics PLC, ADR(a)(b)	44,503	255,002
Candel Therapeutics, Inc.(a)(b)	48,929	256,877
Celcuity, Inc.(a)(b)	41,241	4,607,031
Celldex Therapeutics, Inc.(a)(b)	59,226	1,782,110
CG oncology, Inc.(a)(b)	71,897	4,227,544
Compass Therapeutics, Inc.(a)(b)	158,523	895,655
Corvus Pharmaceuticals, Inc.(a)(b)	66,564	1,215,459
Day One Biopharmaceuticals, Inc.(a)(b)	91,514	970,048
Denali Therapeutics, Inc.(a)(b)	131,033	2,775,279
Design Therapeutics, Inc.(a)	50,771	530,049
Dianthus Therapeutics, Inc.(a)	38,214	2,109,031
Disc Medicine, Inc.(a)(b)	33,646	2,241,497
Forte Biosciences, Inc.(a)	11,166	337,437
Galapagos NV, Sponsored ADR(a)(b)	58,387	1,965,306
Geron Corp.(a)	568,951	955,838
Ideaya Biosciences, Inc.(a)(b)	78,135	2,515,947
Immatics NV(a)	119,488	1,235,506
Immunocore Holdings PLC, ADR(a)(b)	45,035	1,454,631
KalVista Pharmaceuticals, Inc.(a)(b)	45,051	733,430
Kura Oncology, Inc.(a)	77,558	677,081
Kymera Therapeutics, Inc.(a)(b)	70,365	6,427,843
MannKind Corp.(a)	273,687	897,693
Mineralys Therapeutics, Inc.(a)	70,537	2,063,913
Mirum Pharmaceuticals, Inc.(a)(b)	45,804	4,227,250
MoonLake Immunotherapeutics(a)	63,143	1,105,634
Neurogene, Inc.(a)(b)	13,806	324,303
Newamsterdam Pharma Co. NV(a)(b)	101,063	3,583,693
Security Description	Shares	Value
Biotechnology (continued)
Novavax, Inc.(a)(b)	144,833	$1,468,607
Olema Pharmaceuticals, Inc.(a)	70,109	1,696,638
Oruka Therapeutics, Inc.(a)(b)	43,144	1,484,585
Palvella Therapeutics, Inc.(a)	10,552	1,424,731
Protara Therapeutics, Inc.(a)(b)	46,015	292,655
REGENXBIO, Inc.(a)(b)	45,118	407,867
Relay Therapeutics, Inc.(a)	154,480	1,584,965
Rezolute, Inc.(a)(b)	82,647	265,297
Rigel Pharmaceuticals, Inc.(a)(b)	16,180	562,093
Sarepta Therapeutics, Inc.(a)	93,395	1,565,300
Sionna Therapeutics, Inc.(a)	39,776	1,453,415
Spyre Therapeutics, Inc.(a)(b)	69,157	2,974,443
Stoke Therapeutics, Inc.(a)(b)	50,908	1,853,560
Taysha Gene Therapies, Inc.(a)(b)	244,138	1,105,945
Tectonic Therapeutic, Inc.(a)(b)	16,682	391,193
Travere Therapeutics, Inc.(a)(b)	79,744	2,375,574
Tyra Biosciences, Inc.(a)	47,570	1,584,557
Upstream Bio, Inc.(a)	48,162	369,884
Vanda Pharmaceuticals, Inc.(a)	52,672	469,308
Vera Therapeutics, Inc.(a)	56,977	2,324,092
Vericel Corp.(a)	45,076	1,608,312
Viking Therapeutics, Inc.(a)(b)	100,746	3,409,245
Xencor, Inc.(a)	63,648	812,785
Xenon Pharmaceuticals, Inc.(a)	68,873	2,977,380
Zai Lab, Ltd., ADR(a)(b)	99,972	1,921,462
Zenas Biopharma, Inc.(a)(b)	47,842	1,260,637
Zura Bio, Ltd.(a)	57,952	383,642
Total Biotechnology		111,593,610

Health Care Equipment & Supplies (0.20%)
Delcath Systems, Inc.(a)(b)	31,472	280,101

Health Care Providers & Services (0.31%)
Fulgent Genetics, Inc.(a)	27,554	422,403

Pharmaceuticals (18.63%)
Aardvark Therapeutics, Inc.(a)	19,407	242,393
Aclaris Therapeutics, Inc.(a)(b)	96,567	277,147
Alto Neuroscience, Inc.(a)	27,688	545,177
Amylyx Pharmaceuticals, Inc.(a)(b)	97,879	1,484,824
Atea Pharmaceuticals, Inc.(a)(b)	69,634	325,887
Crinetics Pharmaceuticals, Inc.(a)(b)	84,576	3,476,074
Edgewise Therapeutics, Inc.(a)	94,360	2,872,318
Maze Therapeutics, Inc.(a)	42,889	1,955,310
MBX Biosciences, Inc.(a)	40,022	1,302,716
Nuvation Bio, Inc.(a)(b)	305,559	1,805,854
Oculis Holding AG(a)	50,955	1,498,587
Pharvaris NV(a)	57,094	1,620,899
Rapport Therapeutics, Inc.(a)(b)	42,477	1,233,107
Structure Therapeutics, Inc., ADR(a)	54,083	3,406,147
Tarsus Pharmaceuticals, Inc.(a)	37,835	2,857,300

Security Description	Shares	Value
Pharmaceuticals (continued)
Theravance Biopharma, Inc.(a)(b)	45,164	$824,243
Total Pharmaceuticals		25,727,983

TOTAL COMMON STOCKS
(Cost $129,715,528)		138,024,097

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (12.52%)
Money Market Fund (0.04%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $50,717)	3.63%	50,717	$50,717

Investments Purchased with Collateral from Securities Loaned (12.48%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $17,227,119)		17,227,119	17,227,119
TOTAL SHORT TERM INVESTMENTS
(Cost $17,277,836)			17,277,836

TOTAL INVESTMENTS (112.51%)
(Cost $146,993,364)			$155,301,933
LIABILITIES IN EXCESS OF OTHER ASSETS (-12.51%)			(17,273,310)
NET ASSETS - 100.00%			$138,028,623

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $37,769,543.

See Notes to Quarterly Schedule of Investments.

ALPS Nautilus SMR Nuclear & Technology ETF

Schedule of Investments

As of February 28, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.99%)
Artificial Intelligence (24.91%)
Advanced Micro Devices, Inc.(a)	229	$45,848
Ambiq Micro, Inc.(a)	189	5,802
Analog Devices, Inc.	69	24,550
Arista Networks, Inc.(a)	141	18,824
ARM Holdings PLC, ADR(a)	142	18,098
Astera Labs, Inc.(a)	941	111,819
C3.ai, Inc.(a)	1,495	11,885
Cisco Systems, Inc.	552	43,862
Coherent Corp.(a)	551	142,670
CoreWeave, Inc.(a)	1,242	98,814
Crowdstrike Holdings, Inc., Class A(a)	28	10,415
Intel Corp.(a)	595	27,138
Lumentum Holdings, Inc.(a)	206	144,387
Micron Technology, Inc.	281	115,876
Nebius Group NV(a)	1,317	120,097
Palantir Technologies, Inc., Class A(a)	302	41,432
Palo Alto Networks, Inc.(a)	94	13,998
QUALCOMM, Inc.	143	20,357
Sandisk Corp.(a)	21	13,343
Shanghai Biren Technology Co., Ltd.(a)	13,400	65,121
Super Micro Computer, Inc.(a)(b)	3,895	126,159
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	322	120,615
Veritone, Inc.(a)	925	2,609
Vertiv Holdings Co.	504	128,465
Whitefiber, Inc.(a)	112	1,887
Total AI		1,474,071

Nuclear Generation/Transmission (14.25%)
CGN Power Co., Ltd.(c)(d)	510,000	204,694
CLP Holdings, Ltd.	500	4,742
Constellation Energy Corp.	927	305,798
Dominion Energy, Inc.	688	43,440
Duke Energy Corp.	622	81,389
Endesa SA	253	10,335
Entergy Corp.	351	37,596
Fortum Oyj	345	8,076
Korea Electric Power Corp., ADR	485	9,458
Peninsula Energy, Ltd.(a)	15,494	8,270
PG&E Corp.	1,752	33,288
Public Service Enterprise Group, Inc.	395	33,998
Talen Energy Corp.(a)	42	15,581
Vistra Corp.	273	47,472
Total Nuclear Generation/Transmission		844,137
Security Description	Shares	Value
Nuclear Plant Ops/Construction/SMRs (17.74%)
AtkinsRealis Group, Inc.	135	$9,358
Babcock International Group PLC	373	6,796
BWX Technologies, Inc.	1,312	270,246
GE Vernova, Inc.	211	184,329
Mirion Technologies, Inc.(a)	164	3,544
NANO Nuclear Energy, Inc.(a)	2,073	55,121
NuScale Power Corp.(a)	9,340	120,019
Oklo, Inc.(a)	4,033	253,876
Perma-Fix Environmental Services, Inc.(a)	872	11,894
Rolls-Royce Holdings PLC	6,572	118,106
Terrestrial Energy, Inc.(a)	2,584	17,830
Total Nuclear Plant Ops/Construction/SMRs		1,051,119

Uranium/Miners (43.09%)
Bannerman Energy, Ltd.(a)	9,545	31,586
Boss Energy, Ltd.(a)	19,801	23,039
Cameco Corp.	2,213	262,019
Centrus Energy Corp.(a)	922	186,788
CGN Mining Co., Ltd.	143,000	89,748
Deep Yellow, Ltd.(a)	45,784	85,691
Denison Mines Corp.(a)	45,076	188,418
Encore Energy Corp.(a)	9,154	24,716
Energy Fuels, Inc.(a)	12,100	257,972
Honeywell International, Inc.	508	123,744
IsoEnergy, Ltd.(a)	1,638	19,321
Lightbridge Corp.(a)	1,542	19,938
Lotus Resources, Ltd.(a)	11,980	18,671
NAC Kazatomprom JSC, GDR(d)	3,016	247,312
NexGen Energy, Ltd.(a)	22,320	285,249
Paladin Energy, Ltd.(a)	22,359	213,057
Silex Systems, Ltd.(a)	11,459	56,268
Uranium Energy Corp.(a)	16,942	259,721
Uranium Royalty Corp.(a)	5,946	25,508
Ur-Energy, Inc.(a)	16,972	28,343
Yellow Cake PLC(a)(c)(d)	12,132	103,984
Total Uranium/Miners		2,551,093

TOTAL COMMON STOCKS
(Cost $5,994,148)		5,920,420

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.41%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	3.63%	142,647	$142,647

TOTAL SHORT TERM INVESTMENTS
(Cost $142,647)			142,647

TOTAL INVESTMENTS (102.40%)
(Cost $6,136,795)			$6,063,067
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.40%)			(142,013)
NET ASSETS - 100.00%			$5,921,054

(a)	Non-income producing security.
(b)	Security, or a portion of security, is being held as collateral for written options contracts aggregating a total market value of $16,195
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $308,678, representing 5.21% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2026, the market value of those securities was $555,990, representing 9.39% of net assets.

WRITTEN OPTION CONTRACTS 0.00%

Security Description	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Written Call Option Contracts - 0.00%
Super Micro Computer, Inc.	03/27/26	$40.00	5	$190	(20,000)	(220)

TOTAL WRITTEN OPTION CONTRACTS				$190	$(20,000)	$(220)

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares International Developed Quality Dividend ETF

Schedule of Investments

As of February 28, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.13%)
Aerospace & Defense (5.31%)
Airbus SE	1,800	$391,856
Rolls-Royce Holdings PLC	36,135	649,381
Safran SA	2,828	1,136,132
Total Aerospace & Defense		2,177,369

Automobiles (3.85%)
Ferrari NV(a)	1,786	678,263
Toyota Motor Corp.	37,000	906,253
Total Automobiles		1,584,516

Banks (8.51%)
Commonwealth Bank of Australia(a)	9,472	1,177,066
HSBC Holdings PLC	82,813	1,555,303
Nordea Bank Abp	38,919	756,600
Total Banks		3,488,969

Biotechnology (0.59%)
CSL, Ltd.	2,324	242,722

Broadline Retail (4.53%)
Dollarama, Inc.	4,188	616,571
Prosus NV	13,940	716,675
Wesfarmers, Ltd.	9,242	523,664
Total Broadline Retail		1,856,910

Capital Markets (3.40%)
3i Group PLC	14,776	661,508
Brookfield Asset Management, Ltd., Class A	15,690	733,508
Total Capital Markets		1,395,016

Consumer Staples Distribution & Retail (1.56%)
Alimentation Couche-Tard, Inc.	10,568	641,339

Diversified Telecommunication Services (2.66%)
Deutsche Telekom AG	27,111	1,092,051

Electric Utilities (2.99%)
Iberdrola SA	51,814	1,227,529

Electrical Equipment (5.80%)
ABB, Ltd.	13,150	1,228,371
Schneider Electric SE	3,527	1,153,148
Total Electrical Equipment		2,381,519

Electronic Equipment, Instruments & Components (2.06%)
Keyence Corp.	2,000	846,028
Security Description	Shares	Value
Entertainment (1.07%)
Nintendo Co., Ltd.(a)	7,600	$437,755

Food Products (3.28%)
Nestle SA(a)	12,305	1,344,051

Ground Transportation (2.09%)
Canadian National Railway Co.	7,622	855,321

Health Care Equipment & Supplies (2.15%)
Alcon AG	2,270	197,402
EssilorLuxottica SA	1,147	305,213
Hoya Corp.	2,100	380,088
Total Health Care Equipment & Supplies		882,703

Household Durables (1.29%)
Sony Group Corp.	22,700	529,543

Industrial Conglomerates (4.96%)
Hitachi Ltd.	25,800	863,387
Siemens AG	3,984	1,164,635
Total Industrial Conglomerates		2,028,022

Machinery (2.68%)
Atlas Copco AB(a)	50,940	1,100,608

Personal Care Products (4.89%)
L'Oreal SA	2,055	964,962
Unilever PLC	14,150	1,042,519
Total Personal Care Products		2,007,481

Pharmaceuticals (12.41%)
AstraZeneca PLC	4,277	895,829
GSK PLC	8,197	243,138
Novartis AG	9,007	1,528,794
Novo Nordisk A/S, Class B	15,117	568,716
Roche Holding AG	2,712	1,294,536
Sanofi SA	5,689	552,559
Total Pharmaceuticals		5,083,572

Professional Services (4.75%)
Experian PLC	12,313	462,300
Recruit Holdings Co., Ltd.	14,600	641,908
RELX PLC	18,073	629,363
Wolters Kluwer NV	2,648	213,077
Total Professional Services		1,946,648

Semiconductors & Semiconductor Equipment (5.63%)
ASML Holding NV	1,584	2,308,499

Software (3.07%)
Constellation Software, Inc.	162	299,364
SAP SE	4,757	960,944
Total Software		1,260,308

Specialty Retail (3.61%)
Fast Retailing Co., Ltd.	2,000	884,065

Security Description	Shares	Value
Specialty Retail (continued)
Industria de Diseno Textil SA(a)	8,856	$594,579
Total Specialty Retail		1,478,644

Textiles, Apparel & Luxury Goods (3.75%)
Hermes International SCA	279	675,487
LVMH Moet Hennessy Louis Vuitton SE	1,341	862,139
Total Textiles, Apparel & Luxury Goods		1,537,626

Trading Companies & Distributors (2.24%)
ITOCHU Corp.	63,500	923,030

TOTAL COMMON STOCKS
(Cost $33,327,881)		40,657,779

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (8.19%)
Money Market Fund (0.05%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $19,280)	3.63%	19,280	$19,280

Investments Purchased with Collateral from Securities Loaned (8.14%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $3,339,166)		3,339,166	3,339,166
TOTAL SHORT TERM INVESTMENTS
(Cost $3,358,446)			3,358,446

TOTAL INVESTMENTS (107.32%)
(Cost $36,686,327)			$44,016,225
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.32%)			(3,002,089)
NET ASSETS - 100.00%			$41,014,136

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $3,203,954.

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares Global Internet Giants ETF

Schedule of Investments

As of February 28, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.95%)
Broadline Retail (13.42%)
Alibaba Group Holding, Ltd., Sponsored ADR	7,672	$1,105,612
Amazon.com, Inc.(a)	32,135	6,748,351
JD.com, Inc., ADR	16,366	434,190
MercadoLibre, Inc.(a)	1,366	2,400,854
Naspers, Ltd.	24,796	1,378,532
PDD Holdings, Inc., ADR(a)	28,217	2,926,949
Total Broadline Retail		14,994,488

Diversified Consumer Services (0.95%)
Duolingo, Inc.(a)(b)	10,459	1,056,359

Entertainment (9.60%)
Live Nation Entertainment, Inc.(a)	6,699	1,086,176
NetEase, Inc., ADR	5,563	639,578
Netflix, Inc.(a)	29,357	2,825,318
ROBLOX Corp., Class A(a)	25,776	1,769,780
Spotify Technology SA(a)	3,177	1,635,964
Take-Two Interactive Software, Inc.(a)	7,321	1,548,245
Tencent Music Entertainment Group, ADR	84,088	1,227,685
Total Entertainment		10,732,746

Ground Transportation (3.04%)
Grab Holdings, Ltd.(a)(b)	338,800	1,429,736
Uber Technologies, Inc.(a)	26,176	1,974,194
Total Ground Transportation		3,403,930

Health Care Technology (0.80%)
Veeva Systems, Inc., Class A(a)	4,899	891,667

Hotels, Restaurants & Leisure (5.08%)
Airbnb, Inc., Class A(a)	6,569	887,538
Booking Holdings, Inc.	204	864,827
DoorDash, Inc., Class A(a)	10,278	1,813,759
Meituan, Class B(a)(c)(d)	96,017	995,958
Trip.com Group, Ltd., ADR	21,300	1,120,806
Total Hotels, Restaurants & Leisure		5,682,888

Interactive Media & Services (19.63%)
Alphabet, Inc., Class A	26,924	8,393,825
Kuaishou Technology(c)(d)	96,600	776,045
Meta Platforms, Inc., Class A	12,892	8,356,337
Pinterest, Inc., Class A(a)	44,069	754,902
Reddit, Inc.(a)	10,165	1,482,159
Tencent Holdings, Ltd.	32,717	2,166,246
Total Interactive Media & Services		21,929,514

IT Services (6.90%)
Cloudflare, Inc., Class A(a)	12,086	2,081,088
Security Description	Shares	Value
IT Services (continued)
MongoDB, Inc.(a)	3,771	$1,238,660
Shopify, Inc., Class A(a)	19,605	2,366,912
Snowflake, Inc., Class A(a)	12,048	2,029,004
Total IT Services		7,715,664

Media (0.85%)
Trade Desk, Inc., Class A(a)	39,935	951,252

Professional Services (0.75%)
Paychex, Inc.	8,937	836,950

Real Estate Management & Development (1.62%)
CoStar Group, Inc.(a)	22,310	995,695
Zillow Group, Inc.(a)	18,319	817,394
Total Real Estate Management & Development		1,813,089

Software (37.31%)
Adobe, Inc.(a)	2,709	710,869
AppLovin Corp., Class A(a)	4,505	1,958,639
Atlassian Corp., Class A(a)	11,128	836,047
Crowdstrike Holdings, Inc., Class A(a)	5,093	1,894,494
Datadog, Inc., Class A(a)	13,954	1,562,290
Fair Isaac Corp.(a)	778	1,096,482
Fortinet, Inc.(a)	13,254	1,047,464
Guidewire Software, Inc.(a)	7,333	1,065,632
HubSpot, Inc.(a)	3,893	1,029,737
Intuit, Inc.	2,852	1,166,554
Microsoft Corp.	17,398	6,832,890
Nutanix, Inc.(a)	26,753	1,024,105
Oracle Corp.	23,446	3,409,047
Palantir Technologies, Inc., Class A(a)	26,200	3,594,377
Palo Alto Networks, Inc.(a)	18,481	2,752,191
Rubrik, Inc.(a)	24,862	1,291,830
Salesforce, Inc.	5,144	1,002,000
Samsara, Inc., Class A(a)	47,980	1,386,622
SAP SE	5,843	1,180,323
ServiceNow, Inc.(a)	14,494	1,565,497
WiseTech Global, Ltd.(b)	46,463	1,571,923
Workday, Inc., Class A(a)	5,698	762,164
Xero, Ltd.(a)	27,939	1,653,049
Zscaler, Inc.(a)	8,838	1,299,098
Total Software		41,693,324

TOTAL COMMON STOCKS
(Cost $102,041,190)		111,701,871

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.06%)
Money Market Fund (0.07%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $79,018)	3.63%	79,018	$79,018

Investments Purchased with Collateral from Securities Loaned (2.99%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $3,343,657)		3,343,657	$3,343,657
TOTAL SHORT TERM INVESTMENTS
(Cost $3,422,675)			3,422,675

TOTAL INVESTMENTS (103.01%)
(Cost $105,463,865)			$115,124,546
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.01%)			(3,364,181)
NET ASSETS - 100.00%			$111,760,365

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $3,063,614.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,772,003, representing 1.59% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2026, the market value of those securities was $1,772,003, representing 1.59% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares U.S. Quality Dividend ETF

Schedule of Investments

As of February 28, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.87%)
Aerospace & Defense (1.69%)
General Dynamics Corp.	12,156	$4,340,300
Lockheed Martin Corp.	6,461	4,251,855
Northrop Grumman Corp.	4,140	2,998,933
RTX Corp.	8,864	1,796,024
Total Aerospace & Defense		13,387,112

Air Freight & Logistics (0.52%)
Expeditors International of Washington, Inc.	9,791	1,419,989
United Parcel Service, Inc., Class B	23,463	2,720,769
Total Air Freight & Logistics		4,140,758

Banks (0.70%)
JPMorgan Chase & Co.	18,352	5,511,106

Beverages (2.08%)
Coca-Cola Co.	135,231	11,029,440
PepsiCo, Inc.	32,081	5,445,429
Total Beverages		16,474,869

Biotechnology (1.78%)
AbbVie, Inc.	8,858	2,055,765
Amgen, Inc.	14,345	5,568,155
Gilead Sciences, Inc.	43,260	6,443,577
Total Biotechnology		14,067,497

Building Products (0.32%)
Trane Technologies PLC	5,512	2,548,308

Capital Markets (4.06%)
Blackrock, Inc.	4,172	4,435,796
Cboe Global Markets, Inc.	21,592	6,471,554
Moody's Corp.	16,492	7,876,415
MSCI, Inc.	9,316	5,327,168
S&P Global, Inc.	10,657	4,709,115
T Rowe Price Group, Inc.	35,486	3,358,040
Total Capital Markets		32,178,088

Commercial Services & Supplies (0.81%)
Cintas Corp.	11,435	2,299,922
Republic Services, Inc.	4,712	1,079,048
Waste Management, Inc.	12,442	2,996,531
Total Commercial Services & Supplies		6,375,501

Communications Equipment (3.95%)
Cisco Systems, Inc.	290,259	23,063,981
Motorola Solutions, Inc.	16,998	8,197,455
Total Communications Equipment		31,261,436
Security Description	Shares	Value
Consumer Staples Distribution & Retail (1.53%)
Costco Wholesale Corp.	5,085	$5,139,867
Walmart, Inc.	54,605	6,986,710
Total Consumer Staples Distribution & Retail		12,126,577

Diversified Telecommunication Services (1.62%)
AT&T, Inc.	131,926	3,695,247
Verizon Communications, Inc.	181,758	9,113,346
Total Diversified Telecommunication Services		12,808,593

Electrical Equipment (0.55%)
AMETEK, Inc.	6,536	1,563,542
Eaton Corp. PLC	7,400	2,781,808
Total Electrical Equipment		4,345,350

Electronic Equipment, Instruments & Components (0.93%)
Amphenol Corp., Class A	50,171	7,327,976

Entertainment (0.35%)
Walt Disney Co.	26,472	2,807,091

Financial Services (8.79%)
Mastercard, Inc., Class A	65,642	33,950,699
Visa, Inc., Class A	111,112	35,571,395
Total Financial Services		69,522,094

Food Products (0.35%)
General Mills, Inc.	9,110	412,045
Hershey Co.	5,541	1,309,227
Mondelez International, Inc., Class A	16,727	1,030,049
Total Food Products		2,751,321

Ground Transportation (1.66%)
CSX Corp.	57,670	2,461,932
Norfolk Southern Corp.	6,516	2,050,846
Union Pacific Corp.	32,558	8,627,219
Total Ground Transportation		13,139,997

Health Care Equipment & Supplies (2.94%)
Abbott Laboratories	175,306	20,396,853
Medtronic PLC	17,762	1,734,637
Stryker Corp.	2,857	1,106,973
Total Health Care Equipment & Supplies		23,238,463

Health Care Providers & Services (0.62%)
Cigna Group	2,422	701,944
Elevance Health, Inc.	2,923	935,360
UnitedHealth Group, Inc.	11,191	3,281,985
Total Health Care Providers & Services		4,919,289

Hotels, Restaurants & Leisure (5.09%)
Booking Holdings, Inc.	318	1,348,113
McDonald's Corp.	96,015	32,746,877

Security Description	Shares	Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	21,870	$2,143,697
Yum! Brands, Inc.	24,340	4,093,014
Total Hotels, Restaurants & Leisure		40,331,701

Household Durables (0.31%)
Garmin, Ltd.	9,579	2,421,859

Household Products (2.59%)
Colgate-Palmolive Co.	34,087	3,379,385
Kimberly-Clark Corp.	12,295	1,370,155
Procter & Gamble Co.	94,168	15,744,890
Total Household Products		20,494,430

Industrial Conglomerates (0.99%)
3M Co.	14,471	2,392,346
Honeywell International, Inc.	22,209	5,409,890
Total Industrial Conglomerates		7,802,236

Insurance (4.73%)
Allstate Corp.	25,359	5,440,013
Chubb, Ltd.	20,124	6,859,467
Marsh & McLennan Cos., Inc.	112,061	20,926,270
Travelers Cos., Inc.	13,806	4,261,084
Total Insurance		37,486,834

Interactive Media & Services (5.25%)
Alphabet, Inc., Class A	122,994	38,344,610
Meta Platforms, Inc., Class A	4,912	3,183,860
Total Interactive Media & Services		41,528,470

IT Services (4.05%)
Accenture PLC, Class A	117,433	24,510,615
Cognizant Technology Solutions Corp., Class A	78,311	5,045,578
International Business Machines Corp.	10,371	2,491,218
Total IT Services		32,047,411

Machinery (4.11%)
Caterpillar, Inc.	8,866	6,585,930
Cummins, Inc.	6,286	3,670,207
Dover Corp.	8,396	1,893,298
Graco, Inc.	12,714	1,194,099
Illinois Tool Works, Inc.	31,110	9,041,498
Otis Worldwide Corp.	33,692	3,118,532
PACCAR, Inc.	17,741	2,236,963
Parker-Hannifin Corp.	2,312	2,333,224
Snap-on, Inc.	6,606	2,544,763
Total Machinery		32,618,514

Media (2.44%)
Comcast Corp., Class A	624,665	19,339,628

Personal Care Products (0.06%)
Kenvue, Inc.	23,331	446,089

Pharmaceuticals (9.91%)
Bristol-Myers Squibb Co.	30,414	1,896,921
Eli Lilly & Co.	4,359	4,585,624
Security Description	Shares	Value
Pharmaceuticals (continued)
Johnson & Johnson	175,805	$43,675,236
Merck & Co., Inc.	194,764	24,115,678
Pfizer, Inc.	49,430	1,366,740
Zoetis, Inc.	22,060	2,892,066
Total Pharmaceuticals		78,532,265

Professional Services (1.57%)
Automatic Data Processing, Inc.	31,213	6,690,819
Broadridge Financial Solutions, Inc.	5,596	1,040,129
Paychex, Inc.	40,220	3,766,603
Verisk Analytics, Inc.	4,306	893,796
Total Professional Services		12,391,347

Semiconductors & Semiconductor Equipment (2.65%)
QUALCOMM, Inc.	41,407	5,894,701
Texas Instruments, Inc.	71,102	15,081,445
Total Semiconductors & Semiconductor Equipment		20,976,146

Software (4.04%)
Microsoft Corp.	77,153	30,301,069
Salesforce, Inc.	8,648	1,684,544
Total Software		31,985,613

Specialty Retail (9.35%)
Home Depot, Inc.	91,284	34,753,644
Lowe's Cos., Inc.	52,363	13,853,679
Ross Stores, Inc.	16,190	3,329,312
TJX Cos., Inc.	136,678	22,095,365
Total Specialty Retail		74,032,000

Technology Hardware, Storage & Peripherals (4.60%)
Apple, Inc.	138,225	36,516,282

Tobacco (1.25%)
Altria Group, Inc.	80,801	5,578,501
Philip Morris International, Inc.	23,121	4,319,696
Total Tobacco		9,898,197

Trading Companies & Distributors (0.84%)
Fastenal Co.	94,342	4,343,506
WW Grainger, Inc.	2,040	2,335,249
Total Trading Companies & Distributors		6,678,755

Wireless Telecommunication Services (0.79%)
T-Mobile US, Inc.	28,719	6,234,608

TOTAL COMMON STOCKS
(Cost $627,270,199)		790,693,811

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.06%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	3.63%	486,177	$486,177

TOTAL SHORT TERM INVESTMENTS
(Cost $486,177)			486,177

TOTAL INVESTMENTS (99.93%)
(Cost $627,756,376)			$791,179,988
OTHER ASSETS IN EXCESS OF LIABILITIES (0.07%)			533,117
NET ASSETS - 100.00%			$791,713,105

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF

Schedule of Investments

As of February 28, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.86%)
Automobile Components (2.90%)
Gentex Corp.	657,175	$15,377,895
Lear Corp.	89,802	11,786,513
Total Automobile Components		27,164,408

Beverages (0.59%)
Molson Coors Beverage Co., Class B	111,786	5,476,396

Building Products (4.07%)
A O Smith Corp.(a)	251,283	19,600,074
Armstrong World Industries, Inc.	31,273	5,425,866
Simpson Manufacturing Co., Inc.	26,792	5,186,127
UFP Industries, Inc.	76,431	7,865,514
Total Building Products		38,077,581

Capital Markets (9.05%)
Artisan Partners Asset Management, Inc., Class A	135,020	5,438,606
Cohen & Steers, Inc.	88,595	5,924,348
Diamond Hill Investment Group, Inc.	19,851	3,411,791
Evercore, Inc., Class A	13,562	4,188,488
Federated Hermes, Inc.	262,880	14,723,909
Houlihan Lokey, Inc.	80,174	13,130,096
Lazard, Inc., Class A	82,401	4,169,491
MarketAxess Holdings, Inc.	29,598	5,682,816
Moelis & Co., Class A	72,851	4,324,435
PJT Partners, Inc.	15,114	2,232,036
SEI Investments Co.	212,726	17,298,877
Victory Capital Holdings, Inc.	60,126	4,159,517
Total Capital Markets		84,684,410

Commercial Services & Supplies (3.09%)
Brady Corp., Class A	103,752	9,580,460
Ennis, Inc.	185,083	3,907,102
MSA Safety, Inc.	78,959	15,429,378
Total Commercial Services & Supplies		28,916,940

Consumer Finance (0.87%)
FirstCash Holdings, Inc.	42,010	8,099,108

Consumer Staples Distribution & Retail (0.39%)
Albertsons Cos., Inc.	137,551	2,462,162
PriceSmart, Inc.	7,646	1,182,225
Total Consumer Staples Distribution & Retail		3,644,387
Security Description	Shares	Value
Distributors (2.01%)
LKQ Corp.	567,144	$18,778,138

Diversified Consumer Services (3.68%)
ADT, Inc.	503,468	4,037,813
Graham Holdings Co., Class B	3,180	3,349,208
H&R Block, Inc.	358,145	10,966,400
Service Corp. International	190,915	16,071,225
Total Diversified Consumer Services		34,424,646

Electric Utilities (1.38%)
IDACORP, Inc.	20,347	2,929,358
MGE Energy, Inc.	13,564	1,112,519
OGE Energy Corp.	95,216	4,678,914
Otter Tail Corp.	21,201	1,804,205
Portland General Electric Co.	45,084	2,432,733
Total Electric Utilities		12,957,729

Electronic Equipment, Instruments & Components (7.26%)
Avnet, Inc.	345,042	22,717,565
Badger Meter, Inc.	71,268	10,863,381
Littelfuse, Inc.	42,897	15,119,477
TD SYNNEX Corp.	122,541	19,215,654
Total Electronic Equipment, Instruments & Components		67,916,077

Financial Services (8.50%)
Enact Holdings, Inc.	135,379	5,664,257
Essent Group, Ltd.	290,540	17,676,454
MGIC Investment Corp.	645,581	17,127,264
Radian Group, Inc.	525,777	18,149,822
Western Union Co.	2,167,843	20,876,328
Total Financial Services		79,494,125

Food Products (3.86%)
Bunge Global SA	85,681	10,337,413
Cal-Maine Foods, Inc.(a)	54,011	4,704,898
Campbell's Company(a)	78,248	2,108,784
Conagra Brands, Inc.	365,884	7,043,267
Flowers Foods, Inc.	144,940	1,432,007
Fresh Del Monte Produce, Inc.	22,088	948,238
Ingredion, Inc.	55,581	6,528,544
J & J Snack Foods Corp.	8,021	698,308
Lamb Weston Holdings, Inc.	12,430	599,002
Marzetti Company	10,982	1,804,782
Total Food Products		36,205,243

Gas Utilities (1.70%)
Chesapeake Utilities Corp.	7,100	965,387
National Fuel Gas Co.	31,377	2,856,248
New Jersey Resources Corp.	65,822	3,570,184
Northwest Natural Holding Co.	15,265	809,656
ONE Gas, Inc.	23,354	2,042,074
Southwest Gas Holdings, Inc.	14,168	1,249,193
Spire, Inc.	22,225	2,036,032
UGI Corp.	62,816	2,349,947
Total Gas Utilities		15,878,721

Security Description	Shares	Value
Ground Transportation (1.51%)
Landstar System, Inc.	86,907	$14,161,496

Health Care Providers & Services (6.31%)
Chemed Corp.	40,768	16,715,288
Encompass Health Corp.	147,234	15,883,604
National HealthCare Corp.	161,678	26,434,352
Total Health Care Providers & Services		59,033,244

Hotels, Restaurants & Leisure (5.80%)
Choice Hotels International, Inc.	37,225	3,921,654
Texas Roadhouse, Inc.	111,500	20,390,004
Vail Resorts, Inc.(a)	103,584	14,067,743
Wendy's Co.	585,950	4,488,377
Wyndham Hotels & Resorts, Inc.	138,929	11,364,392
Total Hotels, Restaurants & Leisure		54,232,170

Household Durables (1.21%)
Meritage Homes Corp.	59,891	4,516,979
Toll Brothers, Inc.	43,468	6,834,909
Total Household Durables		11,351,888

Household Products (0.24%)
Energizer Holdings, Inc.	20,295	438,169
Reynolds Consumer Products, Inc.	36,609	908,269
WD-40 Co.	3,668	873,718
Total Household Products		2,220,156

Insurance (2.64%)
Primerica, Inc.	68,041	17,259,280
RLI Corp.	120,072	7,482,887
Total Insurance		24,742,167

IT Services (1.63%)
Amdocs, Ltd.	218,792	15,271,682

Machinery (13.00%)
Allison Transmission Holdings, Inc.	153,772	19,267,632
Crane Co.	26,588	5,331,692
Donaldson Co., Inc.	228,474	21,193,248
Federal Signal Corp.	34,487	4,015,321
Franklin Electric Co., Inc.	82,565	8,225,125
ITT, Inc.	87,275	17,665,333
Lincoln Electric Holdings, Inc.	76,883	22,069,266
Mueller Industries, Inc.	119,686	14,118,161
Watts Water Technologies, Inc., Class A	29,387	9,660,682
Total Machinery		121,546,460

Media (4.10%)
New York Times Co., Class A	247,022	19,709,885
Nexstar Media Group, Inc.	45,304	11,372,210
TEGNA, Inc.	348,702	7,305,307
Total Media		38,387,402
Security Description	Shares	Value
Multi-Utilities (0.57%)
Avista Corp.	31,432	$1,276,768
Black Hills Corp.	30,011	2,210,610
Northwestern Energy Group, Inc.	26,078	1,824,417
Total Multi-Utilities		5,311,795

Pharmaceuticals (2.51%)
Royalty Pharma PLC, Class A	508,728	23,508,321

Professional Services (1.82%)
Exponent, Inc.	110,272	8,025,596
Korn Ferry	144,004	9,024,731
Total Professional Services		17,050,327

Semiconductors & Semiconductor Equipment (1.59%)
Skyworks Solutions, Inc.	250,000	14,895,000

Software (3.36%)
Dolby Laboratories, Inc., Class A	258,911	17,235,705
InterDigital, Inc.(a)	38,774	14,211,834
Total Software		31,447,539

Specialty Retail (1.40%)
Dick's Sporting Goods, Inc.(a)	23,032	4,690,006
Murphy USA, Inc.(a)	9,592	3,747,978
Penske Automotive Group, Inc.(a)	29,433	4,636,286
Total Specialty Retail		13,074,270

Textiles, Apparel & Luxury Goods (1.14%)
Columbia Sportswear Co.	66,742	4,133,999
Ralph Lauren Corp.	18,016	6,532,602
Total Textiles, Apparel & Luxury Goods		10,666,601

Tobacco (0.06%)
Universal Corp.	10,181	547,025

Trading Companies & Distributors (0.86%)
Applied Industrial Technologies, Inc.	28,485	8,049,291

Water Utilities (0.76%)
American States Water Co.	17,224	1,283,705
California Water Service Group	18,472	832,718
Essential Utilities, Inc.	124,647	4,982,140
Total Water Utilities		7,098,563

TOTAL COMMON STOCKS
(Cost $853,126,364)		934,313,306

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.98%)
Money Market Fund (0.05%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $477,571)	3.63%	477,571	$477,571

Investments Purchased with Collateral from Securities Loaned (3.93%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $36,782,696)		36,782,696	$36,782,696
TOTAL SHORT TERM INVESTMENTS
(Cost $37,260,267)			37,260,267

TOTAL INVESTMENTS (103.84%)
(Cost $890,386,631)			$971,573,573
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.84%)			(35,963,062)
NET ASSETS - 100.00%			$935,610,511

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $35,730,677.

See Notes to Quarterly Schedule of Investments.

ALPS REIT Dividend Dogs ETF

Schedule of Investments

As of February 28, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.47%)
Data Center REITs (2.70%)
Equinix, Inc.	296	$288,381

Diversified REITs (10.98%)
AH Realty Trust Inc	31,855	199,094
American Assets Trust, Inc.	11,549	225,436
CTO Realty Growth, Inc.	12,439	242,312
Gladstone Commercial Corp.	20,386	254,621
Global Net Lease, Inc.	26,702	251,533
Total Diversified REITs		1,172,996

Health Care REITs (11.19%)
Alexandria Real Estate Equities, Inc.	4,739	256,096
Chiron Real Estate, Inc.	6,279	217,442
Community Healthcare Trust, Inc.	14,445	246,865
Sila Realty Trust, Inc.	9,649	248,269
Universal Health Realty Income Trust	5,223	227,827
Total Health Care REITs		1,196,499

Hotel & Resort REITs (10.48%)
Apple Hospitality REIT, Inc.	18,239	223,610
Braemar Hotels & Resorts, Inc.	82,506	240,093
Park Hotels & Resorts, Inc.(a)	20,329	229,921
RLJ Lodging Trust	28,874	231,570
Summit Hotel Properties, Inc.	43,189	194,782
Total Hotel & Resort REITs		1,119,976

Industrial REITs (10.75%)
Americold Realty Trust, Inc.(a)	17,367	232,544
Innovative Industrial Properties, Inc.(a)	3,901	206,597
Lineage, Inc.	5,978	242,228
LXP Industrial Trust	4,448	220,443
One Liberty Properties, Inc.(a)	10,528	247,303
Total Industrial REITs		1,149,115

Multi-Family Residential REITs (8.15%)
BRT Apartments Corp.(a)	14,673	215,253
Centerspace	3,379	212,539
NexPoint Residential Trust, Inc.	7,455	210,156
UDR, Inc.	6,213	232,988
Total Multi-Family Residential REITs		870,936

Office REITs (10.67%)
Brandywine Realty Trust	73,462	234,344
Security Description	Shares	Value
Office REITs (continued)
Easterly Government Properties, Inc.	10,087	$234,825
Highwoods Properties, Inc.	8,554	192,379
Postal Realty Trust, Inc.(a)	14,315	296,750
SL Green Realty Corp.	4,948	182,334
Total Office REITs		1,140,632

Retail REITs (11.58%)
FrontView REIT, Inc.	14,685	243,330
Getty Realty Corp.	7,755	254,519
NNN REIT, Inc.	5,456	247,266
Realty Income Corp.	3,824	256,208
Saul Centers, Inc.	6,923	235,936
Total Retail REITs		1,237,259

Self-Storage REITs (2.43%)
National Storage Affiliates Trust	7,421	259,884

Single-Family Residential REITs (1.96%)
UMH Properties, Inc.	13,867	209,114

Specialized REITs (9.80%)
EPR Properties	4,418	262,473
Gaming and Leisure Properties, Inc.	5,082	248,561
Gladstone Land Corp.	24,656	302,776
VICI Properties, Inc.	7,717	233,130
Total Specialized REITs		1,046,940

Technology REITs (4.42%)
Crown Castle, Inc.	2,433	217,851
Digital Realty Trust, Inc.	1,435	254,282
Total Technology REITs		472,133

Telecom Tower REITs (4.36%)
American Tower Corp.	1,220	234,069
SBA Communications Corp.	1,155	232,340
Total Telecom Tower REITs		466,409

TOTAL COMMON STOCKS
(Cost $11,158,770)		10,630,274

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (9.06%)
Money Market Fund (0.36%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $38,835)	3.63%	38,835	$38,835

	7 Day Yield	Shares	Value
Investments Purchased with Collateral from Securities Loaned (8.70%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $929,631)		929,631	$929,631
TOTAL SHORT TERM INVESTMENTS
(Cost $968,466)			968,466

TOTAL INVESTMENTS (108.53%)
(Cost $12,127,236)			$11,598,740
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.53%)			(911,331)
NET ASSETS - 100.00%			$10,687,409

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,045,003.

See Notes to Quarterly Schedule of Investments.

ALPS Sector Dividend Dogs ETF

Schedule of Investments

As of February 28, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.53%)
Communication Services (10.46%)
AT&T, Inc.	1,024,342	$28,691,820
Comcast Corp., Class A	986,998	30,557,458
Omnicom Group, Inc.	313,733	26,758,288
T-Mobile US, Inc.	129,038	28,012,859
Verizon Communications, Inc.	615,758	30,874,106
Total Communication Services		144,894,531

Consumer Discretionary (9.26%)
Best Buy Co., Inc.	342,733	21,239,164
Darden Restaurants, Inc.(a)	138,130	$29,539,100
Ford Motor Co.	1,829,759	25,781,304
Genuine Parts Co.	191,341	22,819,328
Starbucks Corp.	295,032	28,919,037
Total Consumer Discretionary		128,297,933

Consumer Staples (9.86%)
Altria Group, Inc.	428,510	29,584,331
General Mills, Inc.	539,278	24,391,544
Kenvue, Inc.	1,452,817	27,777,861
Kraft Heinz Co.	1,029,772	25,342,689
Target Corp.	259,299	29,505,633
Total Consumer Staples		136,602,058

Energy (10.81%)
Chevron Corp.	167,872	31,351,775
ConocoPhillips	263,492	29,895,802
EOG Resources, Inc.	232,692	28,872,423
Kinder Morgan, Inc.	941,888	31,336,614
ONEOK, Inc.	342,142	28,319,093
Total Energy		149,775,707

Financials (8.64%)
KeyCorp	1,218,623	25,274,241
Prudential Financial, Inc.	214,925	21,144,321
T Rowe Price Group, Inc.	239,539	22,667,576
Truist Financial Corp.	504,699	24,886,708
US Bancorp	471,346	25,763,772
Total Financials		119,736,618

Health Care (10.07%)
AbbVie, Inc.	112,715	26,158,897
Bristol-Myers Squibb Co.	480,407	29,962,985
CVS Health Corp.	317,005	25,328,700
Merck & Co., Inc.	251,001	31,078,944
Security Description	Shares	Value
Health Care (continued)
Pfizer, Inc.	973,973	$26,930,353
Total Health Care		139,459,879

Industrials (10.19%)
Lockheed Martin Corp.	52,471	34,530,115
Paychex, Inc.	217,715	20,389,010
Snap-On, Inc.	71,760	27,643,387
United Parcel Service, Inc., Class B	249,456	28,926,918
Watsco, Inc.(a)	71,000	29,630,430
Total Industrials		141,119,860

Information Technology (8.60%)
Accenture PLC, Class A	92,751	19,358,989
Hewlett Packard Enterprise Co.	1,054,824	22,647,071
HP, Inc.	1,017,727	19,326,636
Microchip Technology, Inc.	374,797	27,974,848
Texas Instruments, Inc.	140,320	29,763,275
Total Information Technology		119,070,819

Materials (11.18%)
Amcor PLC(a)	611,835	29,631,169
International Paper Co.	653,292	28,450,867
LyondellBasell Industries NV, Class A	567,148	32,622,353
Smurfit Westrock PLC	677,041	31,827,697
The Dow Chemical Co.	1,050,326	32,276,518
Total Materials		154,808,604

Utilities (10.46%)
Dominion Resources, Inc.	424,337	26,792,638
Edison International	431,740	32,268,248
Evergy, Inc.	341,168	28,542,115
Eversource Energy	369,692	28,174,227
FirstEnergy Corp.(a)	568,901	29,104,975
Total Utilities		144,882,203

TOTAL COMMON STOCKS
(Cost $1,256,999,825)		1,378,648,212

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (2.90%)
Money Market Fund (0.15%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $2,046,002)	3.63%	2,046,002	$2,046,002

7 Day Yield	Shares	Value
Investments Purchased with Collateral from Securities Loaned (2.75%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $38,195,434)	38,195,434	$38,195,434
TOTAL SHORT TERM INVESTMENTS
(Cost $40,241,436)		40,241,436

TOTAL INVESTMENTS (102.43%)
(Cost $1,297,241,261)		$1,418,889,648
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.43%)		(33,695,220)
NET ASSETS - 100.00%		$1,385,194,428

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $43,780,602.

See Notes to Quarterly Schedule of Investments.

ALPS | Smith Core Plus Bond ETF

SCHEDULE OF INVESTMENTS

February 28, 2026 (Unaudited)

	Principal	Value
Security Description	Amount	(Note 2)
BANK LOANS (0.93%)

Aerospace & Defense (0.44%)
TransDigm, Inc.
1M US SOFR + 2.50%, 02/28/2031(a)	$11,174,070	$11,186,640

Biotechnology (0.13%)
BioMarin Pharmaceutical Inc
3M SOFR + 0.00%, 01/29/2031(a)	3,521,000	3,521,740

Casinos & Gaming (0.25%)
Caesars Entertainment, Inc.
1M US SOFR + 2.25%, 02/06/2031(a)	6,344,048	6,305,984

Pharmaceuticals (0.11%)
Amneal Pharmaceuticals LLC
1M SOFR + 3.00%, 08/02/2032(a)	2,704,322	2,709,947

TOTAL BANK LOANS
(Cost $23,783,539)		23,724,311

	Principal	Value
Security Description	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (3.39%)

Fannie Mae
Series 2000-34, Class TZ,
8.500%, 10/25/2030	$76,126	$80,292
Series 2000-40, Class FA,
30D US SOFR + 0.614%, 07/25/2030(a)	25,440	25,465
Series 2001-51, Class PZ,
6.500%, 10/25/2031	81,697	85,575
Series 2002-60, Class FV,
30D US SOFR + 1.114%, 04/25/2032(a)	5,614	5,681
Series 2002-90, Class A1,
6.500%, 06/25/2042	162,393	164,891
Series 2003-119, Class ZP,
4.000%, 12/25/2033	30,564	30,030
Series 2003-18, Class A1,
6.500%, 12/25/2042	33,603	35,040
Series 2003-30, Class JQ,
5.500%, 04/25/2033	1,733	1,786
	Principal	Value
Security Description	Amount	(Note 2)
Series 2003-47, Class PE,
5.750%, 06/25/2033	$24,305	$25,481
Series 2004-52, Class ZX,
7.000%, 07/25/2034	242,633	256,694
Series 2004-90, Class AZ,
6.000%, 12/25/2034	356,728	376,631
Series 2004-92, Class TB,
5.500%, 12/25/2034	6,622	6,886
Series 2005-105, Class Z,
6.000%, 12/25/2035	470,915	503,853
Series 2005-122, Class PY,
6.000%, 01/25/2036	19,628	20,658
Series 2005-27, Class GH,
5.500%, 04/25/2035	96,869	100,869
Series 2005-3, Class CH,
5.250%, 02/25/2035	3,728	3,850
Series 2005-48, Class TD,
5.500%, 06/25/2035	57,434	59,727
Series 2005-75, Class ZP,
5.750%, 09/25/2035	142,631	152,114
Series 2005-99, Class AC,
5.500%, 12/25/2035	38,000	39,095
Series 2006-125, Class KY,
5.500%, 01/25/2037	78,496	80,210
Series 2006-78, Class BZ,
6.500%, 08/25/2036	292,640	315,156
Series 2007-36, Class PH,
5.500%, 04/25/2037	90,714	94,763
Series 2007-55, Class PH,
6.000%, 06/25/2047	29,286	31,636
Series 2007-77, Class HN,
6.000%, 08/25/2037	350,118	373,289
Series 2008-24, Class WD,
5.500%, 02/25/2038	101,732	104,011
Series 2008-6, Class A,
5.000%, 02/25/2038	161,615	164,125
Series 2009-106, Class LK,
5.500%, 08/25/2037	521,615	537,594
Series 2009-106, Class DZ,
4.500%, 01/25/2040	55,160	54,893
Series 2009-77, Class NX,
5.500%, 10/25/2039	619,069	651,967
Series 2010-123, Class BP,
4.500%, 11/25/2040	78,933	80,194
Series 2010-141, Class AL,
4.000%, 12/25/2040	14,862	14,848
Series 2010-2, Class GZ,
5.000%, 01/25/2040	127,173	129,232
Series 2010-41, Class NB,
5.000%, 05/25/2040	60,549	63,182

	Principal	Value
Security Description	Amount	(Note 2)
Series 2010-85, Class NJ,
4.500%, 08/25/2040	$316,637	$321,080
Series 2010-9, Class ME,
5.000%, 02/25/2040	36,801	37,893
Series 2011-110, Class ED,
2.500%, 04/25/2041	61,032	60,062
Series 2011-121, Class JP,
4.500%, 12/25/2041	12,365	12,446
Series 2011-145, Class JA,
4.500%, 12/25/2041	3,471	3,463
Series 2011-148, Class P,
4.000%, 09/25/2041	111,617	110,605
Series 2011-29, Class JC,
4.000%, 03/25/2041	111,775	109,245
Series 2011-74, Class UB,
4.000%, 07/25/2040	98,518	93,745
Series 2012-103, Class PY,
3.000%, 09/25/2042	8,000	7,236
Series 2012-108, Class PL,
3.000%, 10/25/2042	198,479	184,122
Series 2012-111, Class B,
7.000%, 10/25/2042	170,683	186,712
Series 2012-111, Class PB,
1.750%, 06/25/2042	106,480	99,806
Series 2012-112, Class DA,
3.000%, 10/25/2042	164,145	154,350
Series 2012-120, Class QC,
2.500%, 11/25/2042	151,000	112,583
Series 2012-128, Class NP,
2.500%, 11/25/2042	78,165	55,362
Series 2012-128, Class JE,
2.000%, 09/25/2042	121,209	112,700
Series 2012-129, Class HT,
2.000%, 12/25/2032	372,368	343,548
Series 2012-133, Class KA,
2.500%, 07/25/2042	129,259	118,675
Series 2012-136, Class PL,
3.500%, 12/25/2042	418,000	403,362
Series 2012-137, Class CZ,
4.000%, 12/25/2042	166,941	163,593
Series 2012-139, Class GB,
2.500%, 12/25/2042	102,000	73,833
Series 2012-152, Class PB,
3.500%, 01/25/2043	14,212	13,878
Series 2012-154, Class PW,
3.000%, 10/25/2042	253,152	221,209
Series 2012-16, Class K,
4.000%, 10/25/2041	69,208	69,034
Series 2012-17, Class JA,
3.500%, 12/25/2041	71,183	69,177
	Principal	Value
Security Description	Amount	(Note 2)
Series 2012-19, Class CB,
3.500%, 03/25/2042	$256,837	$249,777
Series 2012-26, Class MA,
3.500%, 03/25/2042	39,704	38,423
Series 2012-28, Class PT,
4.000%, 03/25/2042	247,077	246,888
Series 2012-29, Class NM,
3.500%, 04/25/2042	50,000	47,037
Series 2012-30, Class DZ,
4.000%, 04/25/2042	174,939	172,486
Series 2012-35, Class EP,
2.000%, 11/25/2040	43,869	43,248
Series 2012-36, Class MB,
2.000%, 08/25/2041	238,073	234,742
Series 2012-37, Class CA,
2.000%, 01/25/2040	63,605	62,719
Series 2012-38, Class MC,
3.000%, 04/25/2042	80,000	70,479
Series 2012-39, Class NB,
4.000%, 04/25/2042	32,000	30,920
Series 2012-47, Class HF,
30D US SOFR + 0.514%, 05/25/2027(a)	1,143	1,143
Series 2012-51, Class HJ,
3.500%, 05/25/2042	62,156	56,457
Series 2012-56, Class WB,
3.500%, 05/25/2042	164,149	160,836
Series 2012-58, Class KB,
3.500%, 06/25/2042	193,135	187,584
Series 2012-75, Class KE,
4.000%, 07/25/2042	200,000	196,495
Series 2012-83, Class AC,
3.000%, 08/25/2042	85,000	79,360
Series 2012-90, Class PB,
2.500%, 01/25/2042	59,576	57,982
Series 2012-93, Class TL,
3.000%, 09/25/2042	190,000	169,048
Series 2013-10, Class GD,
2.000%, 02/25/2033	116,708	110,944
Series 2013-119, Class NU,
1.750%, 05/25/2043	171,516	167,632
Series 2013-123, Class AG,
2.500%, 02/25/2033	375,492	372,315
Series 2013-14, Class PC,
1.250%, 03/25/2043	203,348	177,007
Series 2013-18, Class NG,
2.000%, 12/25/2042	44,342	40,507
Series 2013-20, Class CA,
2.500%, 01/25/2043	37,888	34,712
Series 2013-29, Class JE,
1.250%, 04/25/2043	23,632	19,810

	Principal	Value
Security Description	Amount	(Note 2)
Series 2013-35, Class KL,
2.000%, 04/25/2033	$76,934	$73,121
Series 2013-37, Class PK,
3.500%, 04/25/2043	300,000	285,925
Series 2013-41, Class JL,
1.500%, 04/25/2038	157,020	146,852
Series 2013-44, Class Z,
3.000%, 05/25/2043	735,131	600,163
Series 2013-67, Class KZ,
2.500%, 04/25/2043	148,952	133,099
Series 2013-67, Class PK,
3.000%, 05/25/2042	180,791	178,305
Series 2013-7, Class PZ,
2.000%, 02/25/2043	194,822	124,995
Series 2013-75, Class FC,
30D US SOFR + 0.364%, 07/25/2042(a)	80,372	80,231
Series 2013-86, Class CY,
4.500%, 08/25/2043	1,320,900	1,296,079
Series 2013-86, Class Z,
3.000%, 08/25/2043	180,936	144,830
Series 2013-86, Class LG,
3.500%, 08/25/2043	230,000	204,777
Series 2013-9, Class BC,
6.500%, 07/25/2042	130,293	140,028
Series 2014-14, Class PA,
3.500%, 02/25/2044	82,122	81,139
Series 2014-8, Class Z,
3.000%, 03/25/2034	111,420	109,145
Series 2015-27, Class ME,
3.500%, 10/25/2044	30,000	28,881
Series 2015-47, Class AY,
3.000%, 07/25/2045	74,595	68,004
Series 2015-58, Class ZL,
3.000%, 08/25/2045	272,476	244,456
Series 2015-59, Class LP,
3.500%, 08/25/2045	127,000	108,740
Series 2015-65, Class LD,
3.500%, 01/25/2036	124,000	121,094
Series 2015-66, Class KC,
2.000%, 09/25/2045	381,814	331,011
Series 2015-75, Class LB,
3.000%, 10/25/2045	103,071	81,155
Series 2016-26, Class PA,
3.000%, 10/25/2045	100,521	95,894
Series 2016-28, Class TA,
3.250%, 07/25/2043	494,202	398,364
Series 2016-37, Class BK,
3.000%, 06/25/2046	48,882	47,709
Series 2016-42, Class DA,
3.000%, 07/25/2045	92,490	89,929
	Principal	Value
Security Description	Amount	(Note 2)
Series 2016-6, Class PA,
3.000%, 11/25/2044	$91,822	$89,845
Series 2016-79, Class JC,
2.500%, 11/25/2046	340,168	286,888
Series 2016-8, Class CB,
3.500%, 03/25/2046	43,135	41,688
Series 2017-10, Class FA,
30D US SOFR + 0.514%, 03/25/2047(a)	22,072	21,967
Series 2017-15, Class PE,
3.500%, 04/25/2046	39,854	39,186
Series 2017-25, Class QH,
3.000%, 04/25/2047	243,118	221,056
Series 2017-38, Class JA,
3.000%, 03/25/2047	56,919	52,868
Series 2017-38, Class JG,
2.500%, 03/25/2047	319,172	288,884
Series 2017-98, Class JC,
2.500%, 11/25/2047	129,699	117,592
Series 2018-15, Class KG,
2.500%, 01/25/2048	84,230	73,896
Series 2018-2, Class BA,
3.000%, 02/25/2045	60,860	60,215
Series 2018-2, Class HD,
3.000%, 02/25/2047	35,686	35,073
Series 2018-25, Class AL,
3.500%, 04/25/2048	98,000	91,857
Series 2018-28, Class CA,
3.000%, 05/25/2048	84,404	77,153
Series 2018-35, Class LB,
3.500%, 05/25/2048	106,000	98,627
Series 2018-50, Class DY,
3.000%, 10/25/2047	84,675	79,664
Series 2018-6, Class PA,
3.000%, 02/25/2048	58,144	53,568
Series 2018-8, Class KL,
2.500%, 03/25/2047	74,833	69,850
Series 2018-83, Class LH,
4.000%, 11/25/2048	37,416	36,318
Series 2018-94, Class KD,
3.500%, 12/25/2048	122,658	114,405
Series 2019-12, Class HA,
3.500%, 11/25/2057	46,929	46,054
Series 2019-36, Class NJ,
3.000%, 07/25/2049	100,000	87,341
Series 2019-45, Class PT,
3.000%, 08/25/2049	43,938	40,970
Series 2019-74, Class GL,
3.500%, 12/25/2049	174,253	129,458
Series 2019-81, Class ML,
2.500%, 01/25/2050	119,847	82,217

	Principal	Value
Security Description	Amount	(Note 2)
Series 2020-10, Class DA,
3.500%, 03/25/2060	$262,542	$243,012
Series 2020-38, Class LC,
1.500%, 06/25/2040	84,911	79,642
Series 2021-59, Class H,
2.000%, 06/25/2048	46,246	39,790
Series 2021-6, Class KU,
1.500%, 02/25/2051	191,229	115,307
Series 2021-66, Class HU,
1.500%, 10/25/2051	366,995	185,593
Series 2021-72, Class NA,
1.500%, 10/25/2051	98,024	53,550
Series 2021-87, Class QB,
2.000%, 12/25/2051	46,230	28,734
Series 2021-94, Class PU,
2.000%, 01/25/2052	39,318	26,103
Series 2022-90, Class AY,
4.500%, 12/25/2041	405,000	413,301
Series 2023-12, Class GB,
6.000%, 06/25/2045	12,032,758	12,278,405
Series 2023-42, Class B,
6.000%, 07/25/2045	6,791,379	6,931,228
Series 2024-39, Class AZ,
3.000%, 11/25/2047	136,998	115,891
		38,897,110
Freddie Mac
Series 1998-2034, Class Z,
6.500%, 02/15/2028	2,369	2,407
Series 1998-2045, Class PD,
6.750%, 04/15/2028	36,165	36,458
Series 1998-2098, Class ZB,
6.000%, 11/15/2028	219,096	222,607
Series 1998-2104, Class QH,
6.500%, 12/15/2028	93,712	96,075
Series 2002-2412, Class OF,
30D US SOFR + 1.064%, 12/15/2031(a)	47,827	48,333
Series 2002-2422, Class TA,
6.500%, 02/15/2032	202,157	213,118
Series 2002-2455, Class GK,
6.500%, 05/15/2032	14,400	15,213
Series 2002-2489, Class PE,
6.000%, 08/15/2032	248,089	259,761
Series 2002-2495, Class ZB,
4.500%, 09/15/2032	1,968	1,952
Series 2002-2513, Class AF,
30D US SOFR + 1.114%, 02/15/2032(a)	14,427	14,597
Series 2003-2554, Class MN,
5.500%, 01/15/2033	3,809	3,911
	Principal	Value
Security Description	Amount	(Note 2)
Series 2003-2624, Class QH,
5.000%, 06/15/2033	$13,646	$14,058
Series 2003-2646, Class ZN,
5.000%, 07/15/2033	154,292	158,450
Series 2003-2673, Class PE,
5.500%, 09/15/2033	114,828	119,661
Series 2003-2725, Class TA,
4.500%, 12/15/2033	26,100	26,447
Series 2004-2768, Class PW,
4.250%, 03/15/2034	7,024	7,067
Series 2005-2944, Class OH,
5.500%, 03/15/2035	42,875	45,212
Series 2005-2973, Class GE,
5.500%, 05/15/2035	206,000	215,160
Series 2005-2978, Class CN,
5.500%, 05/15/2035	113,663	119,950
Series 2005-3033, Class WY,
5.500%, 09/15/2035	78,686	81,969
Series 2005-3034, Class ZM,
6.000%, 09/15/2035	439,333	467,223
Series 2006-3108, Class PZ,
6.000%, 02/15/2036	206,365	223,360
Series 2006-3137, Class XP,
6.000%, 04/15/2036	2,615	2,779
Series 2007-3259, Class ZL,
4.500%, 01/15/2037	424,425	430,096
Series 2007-3271, Class PC,
6.000%, 02/15/2037	758,611	807,574
Series 2007-3388, Class DZ,
5.500%, 11/15/2037	191,728	196,433
Series 2008-3472, Class CZ,
6.000%, 08/15/2036	1,210,151	1,285,921
Series 2008-3485, Class MA,
5.500%, 07/15/2036	29,303	30,568
Series 2009-3515, Class LE,
2.979%, 05/15/2037(a)	178,447	186,218
Series 2009-3533, Class CB,
4.500%, 05/15/2029	31,655	31,685
Series 2009-3575, Class D,
4.500%, 03/15/2037	145,808	148,477
Series 2009-3587, Class DA,
4.500%, 10/15/2039	57,880	58,610
Series 2010-3626, Class ME,
5.000%, 01/15/2040	27,677	28,632
Series 2010-3638, Class DB,
5.000%, 02/15/2040	75,000	78,390
Series 2010-3645, Class WD,
4.500%, 02/15/2040	15,000	15,061

	Principal	Value
Security Description	Amount	(Note 2)
Series 2010-3662, Class QB,
5.000%, 03/15/2038	$99,245	$102,731
Series 2010-3674, Class QN,
5.750%, 05/15/2036	363,142	358,033
Series 2010-3681, Class MT,
4.544%, 02/15/2038(a)	76,473	70,727
Series 2010-3704, Class CT,
7.000%, 12/15/2036	476,810	514,095
Series 2010-3764, Class QY,
4.000%, 11/15/2030	854,610	847,120
Series 2010-3772, Class NE,
4.500%, 12/15/2040	172,000	164,002
Series 2011-3924, Class LC,
4.000%, 09/15/2041	97,967	96,972
Series 2011-3943, Class LA,
3.000%, 10/15/2026	22,282	22,185
Series 2011-3954, Class PG,
2.500%, 07/15/2041	33,471	32,506
Series 2011-3957, Class BZ,
4.000%, 11/15/2041	162,232	160,007
Series 2011-3957, Class HZ,
4.000%, 11/15/2041	291,730	281,784
Series 2011-3966, Class NA,
4.000%, 12/15/2041	113,176	113,177
Series 2011-3968, Class G,
3.000%, 12/15/2026	29,819	29,701
Series 2012-3985, Class B,
2.367%, 01/15/2042	126,000	116,872
Series 2012-3990, Class GY,
3.500%, 01/15/2042	140,000	127,942
Series 2012-3992, Class HZ,
4.000%, 01/15/2042	482,682	475,271
Series 2012-3994, Class HJ,
2.000%, 06/15/2041	227,862	222,052
Series 2012-3997, Class EC,
3.500%, 02/15/2042	62,765	57,020
Series 2012-4029, Class NE,
2.500%, 03/15/2041	94,676	93,172
Series 2012-4039, Class LT,
3.500%, 05/15/2042	40,000	35,921
Series 2012-4050, Class ND,
2.500%, 09/15/2041	1,168	1,165
Series 2012-4068, Class PE,
3.000%, 06/15/2042	8,733	8,242
Series 2012-4075, Class PB,
3.000%, 07/15/2042	22,066	20,902
Series 2012-4077, Class BE,
4.000%, 07/15/2042	15,000	14,517
Series 2012-4093, Class PA,
3.000%, 08/15/2042	59,363	55,426
	Principal	Value
Security Description	Amount	(Note 2)
Series 2012-4096, Class BY,
2.000%, 08/15/2042	$190,000	$162,657
Series 2012-4101, Class QN,
3.500%, 09/15/2042	5,084	4,732
Series 2012-4112, Class CP,
2.000%, 01/15/2042	168,760	164,594
Series 2012-4116, Class UC,
2.500%, 10/15/2042	40,000	30,803
Series 2012-4117, Class EB,
3.500%, 10/15/2042	83,000	73,558
Series 2012-4118, Class PB,
2.500%, 10/15/2042	146,513	131,347
Series 2012-4125, Class KP,
2.500%, 05/15/2041	62,192	60,794
Series 2012-4135, Class AU,
2.000%, 11/15/2042	168,055	126,023
Series 2012-4138, Class HA,
1.250%, 12/15/2027	48,367	47,698
Series 2012-4140, Class BW,
2.500%, 12/15/2042	150,000	116,013
Series 2012-4147, Class LW,
2.000%, 12/15/2032	190,202	179,311
Series 2013-4160, Class HB,
2.500%, 12/15/2032	8,809	8,449
Series 2013-4161, Class BA,
2.500%, 12/15/2041	32,889	32,441
Series 2013-4161, Class LT,
2.500%, 08/15/2042	7,957	7,595
Series 2013-4161, Class ZW,
2.500%, 02/15/2033	171,046	150,990
Series 2013-4163, Class YL,
2.500%, 02/15/2043	1,595,600	1,351,733
Series 2013-4171, Class MN,
3.000%, 02/15/2043	46,000	36,507
Series 2013-4176, Class YD,
3.000%, 03/15/2043	66,000	57,972
Series 2013-4193, Class PK,
3.000%, 04/15/2043	71,081	69,313
Series 2013-4224, Class KC,
3.000%, 05/15/2032	8,770	8,748
Series 2013-4224, Class PA,
3.000%, 12/15/2042	271,995	267,286
Series 2013-4229, Class ZA,
4.000%, 07/15/2043	113,124	111,413
Series 2013-4247, Class AK,
4.500%, 12/15/2042	31,485	31,480
Series 2014-4315, Class UZ,
3.000%, 03/15/2044	995,679	932,613

	Principal	Value
Security Description	Amount	(Note 2)
Series 2014-4330, Class PE,
3.000%, 11/15/2043	$141,579	$138,524
Series 2014-4383, Class WT,
3.172%, 09/15/2029(a)	113,231	112,281
Series 2015-4447, Class PA,
3.000%, 12/15/2044	151,039	146,675
Series 2015-4472, Class MA,
3.000%, 05/15/2045	100,831	97,380
Series 2015-4491, Class CD,
2.500%, 03/15/2040	214,934	191,709
Series 2016-4613, Class AF,
30D US SOFR + 1.21%, 11/15/2037(a)	255,329	255,822
Series 2016-4614, Class PB,
3.000%, 01/15/2046	112,426	106,807
Series 2016-4616, Class HP,
3.000%, 09/15/2046	67,539	62,888
Series 2016-4619, Class GP,
3.000%, 10/15/2046	355,424	317,080
Series 2016-4619, Class MC,
2.500%, 05/15/2043	80,313	78,947
Series 2016-4621, Class DA,
3.000%, 12/15/2045	102,535	98,502
Series 2016-4624, Class BA,
2.000%, 04/15/2036	168,258	157,747
Series 2017-4670, Class TY,
3.000%, 03/15/2047	222,000	187,385
Series 2017-4734, Class WA,
5.708%, 01/15/2041(a)	205,125	215,566
Series 2017-4748, Class GA,
3.000%, 01/15/2045	10,470	10,440
Series 2018-4760, Class P,
3.000%, 02/15/2044	103,352	102,557
Series 2018-4792, Class BD,
3.500%, 02/15/2048	87,510	84,388
Series 2018-4813, Class CJ,
3.000%, 08/15/2048	171,124	154,557
Series 2018-4819, Class CB,
4.000%, 08/15/2048	808,112	783,776
Series 2018-4824, Class KQ,
4.000%, 06/15/2046	52,874	52,722
Series 2018-4827, Class LA,
3.500%, 08/15/2044	53,841	53,701
Series 2018-4839, Class AE,
4.000%, 04/15/2051	107,665	107,799
Series 2019-4879, Class BC,
3.000%, 04/15/2049	123,378	113,766
Series 2019-4888, Class NW,
3.000%, 05/15/2049	174,400	139,415
	Principal	Value
Security Description	Amount	(Note 2)
Series 2019-4911, Class HG,
2.250%, 04/15/2049	$15,631	$13,551
Series 2019-4919, Class JL,
2.500%, 09/25/2049	484,025	422,330
Series 2019-4926, Class BP,
3.000%, 10/25/2049	262,689	239,437
Series 2019-4932, Class CB,
3.500%, 03/25/2049	274,929	267,566
Series 2020-4961, Class JB,
2.500%, 12/15/2042	62,453	58,571
Series 2020-4988, Class AK,
1.000%, 07/25/2050	123,547	99,327
Series 2020-4989, Class FA,
30D US SOFR + 0.464%, 08/15/2040(a)	29,137	28,743
Series 2020-4989, Class FB,
30D US SOFR + 0.464%, 10/15/2040(a)	26,863	26,491
Series 2020-5002, Class TJ,
2.000%, 07/25/2050	122,595	106,155
Series 2020-5005, Class DY,
1.500%, 08/25/2050	142,756	66,168
Series 2020-5036, Class NL,
2.500%, 11/25/2050	111,000	68,823
Series 2020-5058, Class LW,
1.250%, 01/25/2051	48,315	24,410
Series 2021-5080, Class CA,
2.000%, 02/25/2051	30,270	17,679
Series 2021-5083, Class MA,
2.000%, 03/25/2051	231,266	143,642
Series 2021-5085, Class HA,
1.500%, 03/25/2051	235,175	130,040
Series 2021-5094, Class Z,
2.000%, 07/25/2050	217,886	159,104
Series 2021-5116, Class HJ,
2.000%, 06/25/2051	31,738	18,171
Series 2022-5206, Class ZY,
3.500%, 03/25/2052	154,660	124,976
Series 2022-5271, Class A,
5.500%, 10/25/2047	276,093	280,357
Series 2024-5407, Class LB,
6.000%, 05/25/2054	9,033,173	9,453,075
		29,398,095
Freddie Mac Strips
Series 2016-349, Class 300,
3.000%, 05/15/2046	91,208	87,490

	Principal	Value
Security Description	Amount	(Note 2)
Freddie Mac Structured Pass-Through Certificates
Series 2002-41, Class 3A,
4.464%, 07/25/2032(a)	$12,038	$11,329

Ginnie Mae
Series 2003-40, Class PZ,
5.500%, 05/16/2033	348,473	347,742
Series 2003-52, Class AP,
–%, 06/16/2033(b)	11,635	10,497
Series 2004-1, Class TE,
5.000%, 06/20/2033	35,450	35,363
Series 2004-87, Class BC,
4.500%, 10/20/2034	4,413	4,403
Series 2005-13, Class BG,
5.000%, 02/20/2035	55,632	55,960
Series 2005-20, Class GZ,
5.000%, 02/16/2035	149,301	149,249
Series 2005-51, Class DC,
5.000%, 07/20/2035	2,988	3,008
Series 2005-73, Class PH,
5.000%, 09/20/2035	100,694	100,492
Series 2006-17, Class NZ,
6.000%, 04/20/2036	203,195	205,838
Series 2006-20, Class QB,
6.000%, 04/20/2036	170,424	170,187
Series 2006-38, Class ZK,
6.500%, 08/20/2036	124,485	124,207
Series 2007-35, Class NE,
6.000%, 06/16/2037	974,865	987,685
Series 2007-57, Class Z,
5.500%, 10/20/2037	199,061	202,467
Series 2008-38, Class PL,
5.500%, 05/20/2038	13,479	13,807
Series 2008-50, Class KB,
6.000%, 06/20/2038	99,758	102,532
Series 2008-55, Class PL,
5.500%, 06/20/2038	14,912	14,882
Series 2008-60, Class JP,
5.500%, 07/20/2038	41,564	41,533
Series 2008-7, Class PQ,
5.000%, 02/20/2038	4,505	4,493
Series 2008-7, Class PB,
5.000%, 02/20/2038	131,485	131,147
Series 2009-15, Class FM,
1M CME TERM SOFR + 1.154%, 03/20/2039(a)	32,833	32,844
Series 2009-45, Class ZB,
6.000%, 06/20/2039	406,728	432,371
Series 2009-47, Class LT,
5.000%, 06/20/2039	64,012	64,249
	Principal	Value
Security Description	Amount	(Note 2)
Series 2009-61, Class AP,
4.000%, 08/20/2039	$29,264	$28,979
Series 2009-94, Class FA,
1M CME TERM SOFR + 0.814%, 10/16/2039(a)	17,397	17,461
Series 2010-134, Class YL,
4.500%, 10/20/2040	47,000	47,129
Series 2010-29, Class AD,
3.500%, 10/20/2039	74,625	73,614
Series 2010-H20, Class AF,
1M CME TERM SOFR + 0.444%, 10/20/2060(a)	9,541	9,523
Series 2010-H27, Class FA,
1M CME TERM SOFR + 0.494%, 12/20/2060(a)	84,969	84,384
Series 2011-100, Class MY,
4.000%, 07/20/2041	20,331	20,288
Series 2011-141, Class GH,
3.000%, 10/16/2041	56,490	46,530
Series 2011-150, Class DW,
3.000%, 07/16/2041	136,884	124,396
Series 2011-71, Class ZC,
5.500%, 07/16/2034	36,963	37,199
Series 2011-H11, Class FB,
1M CME TERM SOFR + 0.614%, 04/20/2061(a)	12,100	12,108
Series 2012-108, Class CB,
2.500%, 09/20/2042	17,000	14,379
Series 2012-108, Class PB,
2.750%, 09/16/2042	38,000	31,505
Series 2012-116, Class BY,
3.000%, 09/16/2042	60,000	50,782
Series 2012-124, Class LD,
2.000%, 10/20/2042	132,325	105,383
Series 2012-32, Class PE,
3.500%, 03/16/2042	144,000	135,282
Series 2012-40, Class PW,
4.000%, 01/20/2042	103,966	103,170
Series 2012-61, Class MY,
3.000%, 05/16/2042	25,000	22,180
Series 2012-65, Class LM,
3.000%, 05/20/2042	128,747	122,109
Series 2012-77, Class MU,
2.500%, 06/20/2042	156,704	139,905
Series 2012-84, Class QH,
2.500%, 07/16/2042	108,948	100,949
Series 2012-97, Class BP,
2.500%, 08/20/2042	146,000	119,297
Series 2012-H14, Class FK,
1M CME TERM SOFR + 0.694%, 07/20/2062(a)	11,982	11,997

	Principal	Value
Security Description	Amount	(Note 2)
Series 2012-H20, Class PT,
4.438%, 07/20/2062(a)	$61,657	$61,925
Series 2012-H30, Class GA,
1M CME TERM SOFR + 0.464%, 12/20/2062(a)	48,511	48,147
Series 2013-117, Class ED,
4.000%, 08/20/2043	151,000	146,525
Series 2013-149, Class BP,
3.500%, 10/20/2043	104,000	88,989
Series 2013-150, Class PY,
3.500%, 10/16/2043	120,000	115,394
Series 2013-152, Class HL,
4.000%, 06/20/2043	100,000	95,566
Series 2013-22, Class GB,
2.500%, 08/20/2042	78,152	73,182
Series 2013-41, Class MY,
3.000%, 03/20/2043	16,480	15,290
Series 2013-44, Class CE,
2.500%, 03/16/2043	286,782	235,978
Series 2013-58, Class C,
2.500%, 04/20/2043	161,384	141,816
Series 2013-9, Class KY,
3.000%, 01/20/2043	25,000	22,918
Series 2013-H22, Class FB,
1M CME TERM SOFR + 0.814%, 08/20/2063(a)	70,042	70,290
Series 2014-129, Class KJ,
3.000%, 07/16/2039	100,000	92,594
Series 2014-21, Class PB,
4.000%, 02/16/2044	22,000	20,482
Series 2014-32, Class DA,
3.500%, 02/20/2044	163,826	146,144
Series 2014-72, Class ML,
3.500%, 03/20/2044	250,257	236,658
Series 2014-98, Class ZP,
3.000%, 07/16/2044	247,609	203,776
Series 2014-H19, Class HA,
3.000%, 09/20/2064	240,502	233,872
Series 2014-H25, Class FB,
1M CME TERM SOFR + 0.594%, 12/20/2064(a)	44,860	44,872
Series 2015-159, Class XO,
–%, 12/20/2043(b)	2,202,733	1,428,262
Series 2015-31, Class B,
3.000%, 02/20/2045	200,000	186,724
Series 2015-H29, Class FA,
1M CME TERM SOFR + 0.814%, 10/20/2065(a)	263	264
Series 2016-163, Class B,
3.000%, 10/20/2046	40,000	32,708
	Principal	Value
Security Description	Amount	(Note 2)
Series 2016-46, Class Z,
3.000%, 04/20/2046	$33,566	$22,635
Series 2016-66, Class AB,
6.423%, 08/20/2034(a)	526,131	552,601
Series 2016-H08, Class FT,
1M CME TERM SOFR + 0.834%, 02/20/2066(a)	12,611	12,669
Series 2016-H22, Class FA,
1M CME TERM SOFR + 0.88448%, 10/20/2066(a)	175,899	176,547
Series 2016-H24, Class FG,
1M CME TERM SOFR + 0.864%, 10/20/2066(a)	140,613	141,042
Series 2017-107, Class T,
3.000%, 01/20/2047	13,853	13,818
Series 2017-11, Class PZ,
4.000%, 01/20/2047	287,449	238,228
Series 2017-134, Class CG,
2.500%, 09/20/2047	160,000	140,023
Series 2017-H14, Class FD,
1M CME TERM SOFR + 0.584%, 06/20/2067(a)	12,304	12,305
Series 2018-1, Class QJ,
3.000%, 01/20/2048	137,000	92,163
Series 2018-115, Class CA,
3.500%, 08/20/2048	96,962	91,976
Series 2018-14, Class P,
2.250%, 08/20/2046	560,813	513,211
Series 2018-H07, Class FE,
1M CME TERM SOFR + 0.464%, 02/20/2068(a)	2,469	2,464
Series 2019-108, Class NJ,
3.500%, 08/20/2049	108,133	99,529
Series 2019-119, Class JE,
3.000%, 09/20/2049	57,455	52,492
Series 2019-145, Class PA,
3.500%, 08/20/2049	167,266	163,392
Series 2019-153, Class JZ,
3.000%, 12/20/2049	191,069	173,825
Series 2019-158, Class LA,
3.500%, 04/20/2049	259,152	254,450
Series 2019-18, Class HD,
3.500%, 02/20/2049	120,000	111,131
Series 2019-20, Class AB,
3.250%, 02/20/2049	174,005	166,647
Series 2019-61, Class KU,
3.500%, 05/20/2049	376,206	346,306
Series 2019-85, Class KG,
3.000%, 06/20/2043	95,084	92,657

	Principal	Value
Security Description	Amount	(Note 2)
Series 2020-116, Class CA,
1.000%, 08/20/2050	$330,943	$158,966
Series 2020-122, Class MA,
1.000%, 08/20/2050	253,959	122,144
Series 2020-149, Class WB,
1.000%, 10/20/2050	54,095	25,137
Series 2020-15, Class JH,
2.500%, 02/20/2050	223,231	192,215
Series 2020-160, Class KU,
1.500%, 10/20/2050	249,998	133,039
Series 2020-183, Class HM,
1.000%, 12/20/2050	330,000	185,147
Series 2020-183, Class BK,
1.250%, 12/20/2050	231,648	119,324
Series 2020-183, Class HY,
1.000%, 12/20/2050	146,000	63,210
Series 2020-67, Class UA,
2.000%, 05/20/2050	126,605	75,173
Series 2020-98, Class CE,
3.000%, 07/20/2050	9,845	9,340
Series 2020-H04, Class FP,
1M CME TERM SOFR + 0.614%, 06/20/2069(a)	27,632	27,670
Series 2020-H13, Class FC,
1M CME TERM SOFR + 0.564%, 07/20/2070(a)	311,963	311,264
Series 2020-H20, Class FA,
1M CME TERM SOFR + 0.464%, 04/20/2070(a)	154,945	154,043
Series 2021-225, Class EU,
2.000%, 12/20/2051	38,350	23,411
Series 2021-7, Class TU,
1.000%, 01/16/2051	189,999	104,337
Series 2021-76, Class ND,
1.250%, 08/20/2050	2,141	1,725
Series 2021-97, Class JT,
2.000%, 06/20/2051	108,850	58,468
Series 2021-H08, Class AF,
30D US SOFR + 0.30%, 01/20/2068(a)	497,867	496,924
Series 2021-H19, Class FM,
30D US SOFR + 0.82%, 12/20/2071(a)	176,354	177,265
Series 2022-24, Class BC,
4.000%, 02/20/2052	149,068	144,372
Series 2022-36, Class UP,
2.000%, 11/20/2051	100,000	63,223
Series 2023-113, Class JD,
6.000%, 08/20/2053	175,000	184,713
Series 2023-13, Class CA,
2.500%, 12/20/2051	893,770	801,536
	Principal	Value
Security Description	Amount	(Note 2)
Series 2023-149, Class B,
6.000%, 01/20/2050	$260,012	$261,081
Series 2023-170, Class HC,
6.000%, 11/20/2041	271,456	272,405
Series 2023-173, Class DX,
6.000%, 11/20/2053	780,000	821,405
Series 2023-19, Class GZ,
5.000%, 02/20/2053	604,486	568,235
Series 2023-19, Class WB,
5.637%, 11/20/2051(a)	91,297	95,289
Series 2023-81, Class AL,
4.500%, 08/20/2040	275,000	272,642
Series 2024-20, Class PL,
7.500%, 02/20/2054	237,000	274,833
Series 2024-22, Class EL,
3.000%, 02/20/2054	120,000	94,234
Series 2024-57, Class JL,
1.000%, 05/20/2051	105,000	58,075
Series 2024-77, Class PA,
7.500%, 11/20/2052	82,853	86,212
Series 2024-97, Class PA,
7.500%, 02/20/2054	106,584	109,415
		18,452,464

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $84,065,868)		86,846,488

	Principal	Value
Security Description	Amount	(Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.37%)

Fannie Mae-Aces
Series 2016-M11, Class AL,
2.944%, 07/25/2039	82,729	77,362
Series 2018-M15, Class 1A2,
3.700%, 01/25/2036	400,000	387,129
Series 2019-M16, Class X,
1.155%, 07/25/2031(a)	4,548,668	152,886
Series 2019-M23, Class X3,
0.324%, 10/25/2031(a)(c)	36,668,215	567,708
Series 2019-M26, Class X1,
0.603%, 03/25/2030(a)(c)	9,805,718	142,930
Series 2019-M32, Class X2,
1.121%, 10/25/2029(a)(c)	4,037,464	117,254
Series 2020-M10, Class X2,
1.715%, 12/25/2030(a)(c)	9,552,035	524,926
Series 2020-M12, Class IO,
1.281%, 07/25/2029(a)(c)	2,311,167	70,169
Series 2020-M13, Class X1,
1.130%, 06/25/2031(a)(c)	4,248,243	129,635

	Principal	Value
Security Description	Amount	(Note 2)
Series 2020-M15, Class X1,
1.449%, 09/25/2031(a)(c)	$6,312,672	$363,150
Series 2020-M19, Class X2,
0.239%, 12/25/2032(a)(c)	21,170,543	281,763
Series 2020-M30, Class X,
0.900%, 07/25/2031(a)(c)	5,615,566	187,083
Series 2021-M21, Class X,
0.651%, 03/25/2028(a)(c)	36,837,757	217,096
Series 2021-M3, Class X1,
1.830%, 11/25/2033(a)(c)	2,926,989	174,617
Series 2021-M8, Class X,
0.216%, 11/25/2035(a)(c)	9,215,433	128,180
		3,521,888
Freddie Mac Multiclass Certificates Series 2020-P003
Series 2020-P003, Class A3,
1.956%, 09/25/2046	1,400,000	1,129,525

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2017-KW03, Class X1,
0.763%, 06/25/2027(a)(c)	34,554,313	235,681
Series 2017-Q006, Class A2,
3.176%, 04/25/2028(a)	1,994,791	1,963,353
Series 2018-Q007, Class APT2,
6.439%, 10/25/2047(a)	585,550	584,340
Series 2019-K094, Class X1,
0.872%, 06/25/2029(a)(c)	1,933,089	49,480
Series 2019-Q010, Class APT3,
4.060%, 02/25/2027(a)	668,961	664,811
Series 2020-KG04, Class X1,
0.840%, 11/25/2030(a)	4,889,155	157,729
Series 2020-Q014, Class X,
2.736%, 10/25/2055(a)	4,166,377	602,464
Series 2023-KJ45, Class A2,
4.660%, 01/25/2031	600,000	616,666
		4,874,524

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $9,453,463)		9,525,937

	Principal	Value
Security Description	Amount	(Note 2)
MORTGAGE-BACKED SECURITIES (9.40%)

Fannie Mae Pool
Series 2004-,
6.000%, 08/01/2034	22,167	23,232
	Principal	Value
Security Description	Amount	(Note 2)
Series 2006-,
5.500%, 01/01/2037	$169,591	$174,623
Series 2007-,
5.500%, 08/01/2037	347,348	355,838
Series 2007-943003,
5.500%, 08/01/2047	30,204	30,949
Series 2008-,
6.340%, 08/01/2038	1,166,289	1,163,323
Series 2009-,
5.000%, 12/01/2039	339,698	344,862
5.450%, 11/01/2037	134,269	135,792
5.500%, 02/01/2037	247,295	254,172
Series 2010-,
6.500%, 08/01/2028	491,889	490,676
Series 2012-AM1671,
2.100%, 12/01/2027	75,722	74,581
Series 2013-,
2.500%, 03/01/2033	253,444	242,847
3.000%, 01/01/2043	336,303	317,291
3.500%, 07/01/2043	358,409	345,529
Series 2015-,
2.830%, 04/01/2030	216,857	209,388
3.410%, 01/01/2032	140,214	137,053
3.500%, 06/01/2030	148,053	146,721
3.600%, 02/01/2040	559,935	539,971
5.541%, 03/01/2038	483,135	505,080
Series 2016-,
3.100%, 03/01/2033	184,740	176,127
4.500%, 01/01/2039	174,541	178,152
Series 2017-,
2.000%, 07/01/2032	158,339	150,664
2.500%, 01/01/2047	148,820	132,174
3.000%, 10/01/2027	1,305,679	1,291,825
3.210%, 11/01/2032	60,000	57,436
3.260%, 08/01/2029	142,008	140,497
3.630%, 01/01/2037	669,693	635,181
5.500%, 09/01/2056	246,905	256,280
5.865%, 05/01/2048	518,450	546,160
7.000%, 02/01/2030	297,965	306,658
Series 2017-AN6670,
3.210%, 09/01/2027	27,262	26,967
Series 2017-AN7060,
2.930%, 10/01/2027	195,000	192,136
Series 2018-,
3.000%, 03/01/2033	352,976	341,761
3.000%, 01/01/2048	254,416	237,227
3.000%, 04/01/2048	292,582	266,267
3.485%, 04/01/2028	805,000	802,689
3.545%, 04/01/2028	479,000	478,010
4.000%, 11/01/2040	379,141	383,302
4.500%, 07/01/2040	88,530	89,914
4.500%, 09/01/2040	196,741	196,786
4.500%, 02/01/2041	425,574	432,224
5.500%, 12/01/2048	74,918	77,970

	Principal	Value
Security Description	Amount	(Note 2)
Series 2018-387770,
3.625%, 07/01/2028	$115,000	$115,053
Series 2018-387983,
3.630%, 08/01/2028	197,057	195,382
Series 2018-AN8272,
3.170%, 02/01/2028	200,000	198,298
Series 2019-,
3.340%, 05/01/2031	229,160	224,626
3.800%, 01/01/2029	101,328	101,156
4.000%, 08/01/2048	113,312	112,040
Series 2020-,
2.010%, 04/01/2030	184,219	172,354
Series 2021-,
1.270%, 12/01/2029	182,282	166,273
2.000%, 09/01/2051	951,918	801,229
2.500%, 09/01/2051	1,907,021	1,619,693
6.000%, 01/01/2039	203,641	211,213
Series 2022-,
3.010%, 04/01/2032	103,804	99,223
3.680%, 04/01/2032	310,000	302,927
3.890%, 07/01/2032	200,000	198,237
Series 2023-,
3.000%, 12/01/2050	4,977,546	4,581,950
3.500%, 04/01/2044	298,915	290,378
4.070%, 07/01/2033	120,000	120,506
4.490%, 06/01/2028	40,000	40,606
4.520%, 07/01/2033	220,000	227,196
4.610%, 11/01/2030	175,878	181,316
4.670%, 07/01/2030	185,000	190,333
4.775%, 03/01/2035	347,434	358,858
4.790%, 03/01/2028	260,000	262,895
4.920%, 08/01/2028	200,000	203,172
4.980%, 08/01/2028	196,531	199,854
5.130%, 10/01/2028	40,000	41,377
5.320%, 02/01/2033	250,000	258,740
5.350%, 07/01/2033	1,656,000	1,716,333
5.470%, 11/01/2033	1,953,840	2,074,985
5.555%, 01/01/2030	1,000,000	1,045,054
5.620%, 01/01/2032	492,974	525,021
6.000%, 10/01/2028	3,286,276	3,464,800
6.220%, 06/01/2032	2,100,000	2,265,167
6.500%, 06/01/2053	1,024,926	1,079,077
6.500%, 07/01/2053	5,613,029	5,862,242
6.500%, 08/01/2053	1,589,401	1,666,743
6.500%, 10/01/2053	127,953	133,550
7.000%, 04/01/2053	503,392	522,872
7.500%, 01/01/2054	2,255,467	2,473,441
Series 2024-,
5.340%, 07/01/2029	4,500,000	4,574,629
5.790%, 01/01/2029	750,000	759,609
5.810%, 06/01/2031	7,415,000	7,727,485
6.000%, 06/01/2054	1,338,262	1,392,349
6.000%, 07/01/2054	1,688,694	1,755,141
6.470%, 01/01/2034	1,170,000	1,247,838
6.500%, 01/01/2054	1,093,637	1,144,206
	Principal	Value
Security Description	Amount	(Note 2)
7.000%, 02/01/2054	$1,945,909	$2,075,545
7.000%, 05/01/2054	1,096,587	1,162,670
7.500%, 12/01/2053	257,604	277,369
7.500%, 01/01/2054	212,992	223,573
7.500%, 03/01/2054	270,243	283,668
Series 2025-,
1.500%, 02/01/2051	17,596,431	13,634,583
3.500%, 08/01/2049	7,502,595	7,130,666
6.000%, 04/01/2040	3,244,265	3,379,259
		93,961,095
Freddie Mac Gold Pool
Series 2004-,
5.500%, 07/01/2034	66,052	67,495
Series 2005-,
5.500%, 11/01/2035	86,013	89,045
Series 2006-,
6.500%, 12/01/2034	193,199	198,349
Series 2013-,
3.000%, 04/01/2043	1,271,135	1,188,044
Series 2015-,
4.500%, 06/01/2034	395,473	403,852
Series 2024-,
2.500%, 02/01/2047	1,481,603	1,321,522
		3,268,307
Freddie Mac Non Gold Pool
Series 2016-,
5Y US TI + 1.24%, 06/01/2045(a)	367,937	365,870

Freddie Mac Pool
Series 2018-,
3.000%, 06/01/2043	291,084	271,771
3.500%, 03/01/2043	283,468	273,284
4.000%, 06/01/2037	626,439	618,634
4.500%, 01/01/2036	15,416	15,555
5.500%, 07/01/2033	92,874	94,136
Series 2019-,
3.000%, 10/01/2049	225,153	202,943
Series 2020-,
1.500%, 12/01/2045	3,503,411	2,833,849
2.000%, 06/01/2050	648,400	525,414
Series 2021-,
1.000%, 11/01/2036	131,715	116,950
1.500%, 10/01/2036	3,788,342	3,431,421
Series 2022-,
3.000%, 12/01/2051	300,546	270,888
3.000%, 03/01/2052	4,272,182	3,929,198
3.500%, 07/01/2037	396,412	369,246
3.750%, 06/01/2037	336,984	319,565
5.500%, 09/01/2052	638,639	653,501
6.000%, 06/01/2052	234,934	245,238
6.500%, 12/01/2038	286,346	298,601

	Principal	Value
Security Description	Amount	(Note 2)
Series 2023-,
4.350%, 01/01/2033	$1,000,000	$1,016,356
4.450%, 04/01/2030	1,000,000	1,015,767
5.100%, 06/01/2028	1,150,000	1,149,374
6.500%, 04/01/2053	983,151	1,027,001
6.500%, 07/01/2053	752,542	787,211
6.500%, 08/01/2053	3,497,853	3,664,860
6.500%, 11/01/2053	79,218	82,346
7.000%, 12/01/2053	282,602	300,144
Series 2024-,
5.030%, 02/01/2029	5,000,000	5,025,750
6.500%, 01/01/2054	3,605,751	3,775,710
6.500%, 02/01/2054	1,402,717	1,473,333
6.500%, 04/01/2054	1,332,636	1,394,226
7.000%, 08/01/2054	1,266,978	1,313,166
		36,495,438
Ginnie Mae I Pool
Series 2011-,
4.500%, 03/15/2041	578,628	584,017
Series 2013-,
3.500%, 02/15/2043	468,797	449,505
3.500%, 06/15/2043	105,994	101,921
Series 2015-,
3.000%, 07/15/2045	590,867	545,595
		1,681,038
Ginnie Mae II Pool
Series 2011-,
4.000%, 10/20/2041	333,740	323,336
Series 2012-,
3.150%, 12/20/2042	256,651	237,755
3.500%, 04/20/2042	122,612	115,839
3.500%, 05/20/2042	128,220	120,704
3.500%, 11/20/2042	152,734	144,203
4.500%, 03/20/2042	845,358	871,917
Series 2013-,
2.500%, 02/20/2043	2,989,352	2,644,030
3.000%, 01/20/2043	591,203	557,614
3.000%, 03/20/2043	390,191	369,226
Series 2015-,
3.000%, 01/20/2040	540,408	500,426
4.700%, 02/20/2065(a)	173,285	174,473
Series 2016-,
3.000%, 07/20/2046	325,201	298,669
3.750%, 09/20/2046	113,609	108,940
3.750%, 10/20/2046	123,893	118,879
Series 2017-,
3.000%, 11/20/2047	676,841	621,609
3.750%, 07/20/2047	2,486,728	2,325,905
4.000%, 09/20/2047	270,466	260,528
Series 2018-,
3.500%, 04/20/2048	328,002	311,437
4.500%, 02/20/2048	647,820	645,066
4.500%, 05/20/2048	751,587	741,946
4.500%, 09/20/2048	37,964	38,005
	Principal	Value
Security Description	Amount	(Note 2)
Series 2019-,
4.500%, 11/20/2049	$792,548	$784,285
5.000%, 07/20/2049	665,548	671,247
6.000%, 05/20/2049	102,110	106,075
Series 2020-,
3.000%, 01/20/2050	2,585,957	2,352,655
3.000%, 03/20/2050	1,748,056	1,585,926
3.500%, 12/20/2049	829,692	762,293
6.500%, 05/20/2039	169,800	182,240
Series 2021-,
2.000%, 03/20/2051	981,028	819,774
2.000%, 09/20/2051	2,774,501	2,318,423
2.500%, 09/20/2036	454,880	423,740
2.500%, 02/20/2051	2,779,028	2,407,602
2.500%, 09/20/2051	3,278,310	2,864,440
2.500%, 12/20/2051	260,450	228,212
3.000%, 08/20/2051	26,972	25,072
3.500%, 02/20/2051	462,137	439,451
3.500%, 03/20/2051	525,456	493,820
6.500%, 11/20/2036	154,716	161,351
6.500%, 09/20/2051	235,426	252,678
Series 2022-,
3.000%, 12/20/2044	7,148	6,565
3.000%, 06/20/2051	1,215,700	1,104,249
3.500%, 01/20/2052	106,733	98,791
4.000%, 12/20/2051	316,176	299,356
5.000%, 11/20/2052	246,391	248,191
5.500%, 07/20/2035	155,592	158,662
5.500%, 12/20/2052	4,001,760	3,957,595
5.500%, 08/20/2062	4,378,024	4,436,606
6.000%, 12/20/2037	96,221	100,646
7.000%, 11/20/2052	152,502	156,985
Series 2023-,
5.500%, 08/20/2053	122,348	125,213
6.000%, 09/20/2053	1,872,808	1,938,442
6.500%, 09/20/2053	664,754	701,285
6.500%, 10/20/2053	33,362	35,035
6.500%, 11/20/2053	1,742,918	1,829,419
7.000%, 11/20/2053	24,119	24,864
8.000%, 12/20/2063	521,334	549,797
Series 2024-,
3.000%, 10/20/2050	4,248,981	3,865,507
6.000%, 01/20/2054	289,290	300,329
6.000%, 02/20/2054	3,807,612	3,950,048
6.000%, 06/20/2054	2,914,341	3,014,096
6.000%, 11/20/2064	6,007,634	6,172,299
6.500%, 01/20/2054	6,470,738	6,795,754
6.500%, 08/20/2054	934,037	972,001
6.500%, 04/20/2064	502,775	526,572
6.500%, 05/20/2064	2,250,402	2,356,910
6.500%, 09/20/2064	1,525,995	1,595,644
6.500%, 10/20/2064	2,749,935	2,880,089
6.500%, 12/20/2064	2,268,173	2,375,528
7.000%, 04/20/2054	1,057,735	1,093,559
7.000%, 12/20/2063	408,809	426,782
8.000%, 12/20/2053	527,602	557,267

	Principal	Value
Security Description	Amount	(Note 2)
8.000%, 08/20/2054	$2,180,240	$2,311,614
8.000%, 09/20/2054	588,182	637,067
8.000%, 12/20/2063	1,015,264	1,065,826
8.500%, 06/20/2054	514,309	563,417
Series 2025-,
6.500%, 06/20/2055	1,154,797	1,213,557
6.500%, 09/20/2055	2,816,827	2,883,999
6.500%, 10/20/2064	294,991	308,953
6.500%, 12/20/2064	1,157,276	1,212,049
6.500%, 01/20/2065	12,546,730	13,140,574
Series 2026-,
6.500%, 09/20/2065	406,698	425,947
		104,826,880

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $234,409,990)		240,598,628

	Principal	Value
CORPORATE BONDS (41.19%)

Advertising & Marketing (0.06%)
Omnicom Group, Inc.
5.30%, 06/02/2036	1,600,000	1,588,835

Aerospace & Defense (3.86%)
Boeing Co.
6.53%, 05/01/2034	10,854,000	12,173,065
7.01%, 05/01/2064	20,950,000	24,308,853
General Dynamics Corp.
4.95%, 08/15/2035	3,973,000	4,110,734
General Electric Co.
4.90%, 01/29/2036	5,820,000	5,972,208
Howmet Aerospace, Inc.
4.75%, 04/15/2036	2,648,000	2,657,309
L3Harris Technologies, Inc.
5.35%, 06/01/2034	10,165,000	10,610,602
Lockheed Martin Corp.
5.00%, 08/15/2035	8,090,000	8,363,901
Northrop Grumman Corp.
5.25%, 07/15/2035	13,025,000	13,639,332
RTX Corp.
6.10%, 03/15/2034	15,275,000	16,893,948
Total Aerospace & Defense		98,729,952

Airlines (1.53%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(d)	2,824,412	2,849,364
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029(d)	7,893,000	8,028,777
5.31%, 10/20/2031(d)	5,907,000	6,025,347
Southwest Airlines Co.
5.25%, 11/15/2035	8,048,000	7,985,511
	Principal	Value
Security Description	Amount	(Note 2)
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	$1,900,563	$1,947,535
United Airlines Holdings, Inc.
4.88%, 03/01/2029	6,104,000	6,163,289
5.38%, 03/01/2031	6,035,000	6,160,586
Total Airlines		39,160,409

Apparel & Textile Products (0.98%)
Gildan Activewear, Inc.
5.40%, 10/07/2035(d)	13,653,000	13,821,514
VF Corp.
2.95%, 04/23/2030	12,314,000	11,315,003
Total Apparel & Textile Products		25,136,517

Auto Parts Manufacturing (0.21%)
Goodyear Tire & Rubber Co.
5.63%, 04/30/2033	1,950,000	1,857,341
6.63%, 07/15/2030	3,426,000	3,502,760
Total Auto Parts Manufacturing		5,360,101

Automobiles Manufacturing (2.22%)
Ford Motor Credit Co. LLC
6.50%, 02/07/2035	17,946,000	18,821,840
6.80%, 05/12/2028	7,250,000	7,585,368
General Motors Co.
5.63%, 04/15/2030	2,800,000	2,939,256
6.25%, 04/15/2035	10,950,000	11,768,771
General Motors Financial Co., Inc.
5.45%, 01/08/2036	5,880,000	5,984,421
Hyundai Capital America
4.55%, 01/08/2031(d)	6,411,000	6,472,106
5.45%, 06/24/2026(d)	2,942,000	2,954,343
Total Automobiles Manufacturing		56,526,105

Banks (4.13%)
Capital One NA
5.97%, 08/09/2028(a)	5,550,000	5,791,783
Cooperatieve Rabobank UA
3.75%, 07/21/2026	2,750,000	2,746,566
Danske Bank A/S
1Y US TI + 0.95%, 03/01/2028(a)(d)	4,588,000	4,656,313
1Y US TI + 1.40%, 03/01/2030(a)(d)	3,370,000	3,517,773
Fifth Third Bancorp
1D US SOFR + 0.95%, 04/29/2032(a)	6,124,000	6,161,688
1D US SOFR + 1.24%, 01/29/2037(a)	2,584,000	2,592,960
First Citizens BancShares, Inc.
1D US SOFR + 1.41%, 03/12/2031(a)	2,108,000	2,147,333
5Y US TI + 1.97%, 03/12/2040(a)	13,000,000	13,244,568

	Principal	Value
Security Description	Amount	(Note 2)
Goldman Sachs Bank USA
1D US SOFR + 0.777%, 03/18/2027(a)	$2,143,000	$2,144,230
Huntington Bancshares, Inc.
5Y US TI + 1.35%, 01/28/2041(a)	1,343,000	1,350,006
Morgan Stanley Private Bank NA
1D US SOFR + 1.02%, 11/19/2031(a)	5,570,000	5,605,464
Pinnacle Financial Partners, Inc.
1D US SOFR + 2.347%, 11/01/2030(a)	11,450,000	12,009,768
PNC Financial Services Group, Inc.
5Y US TI + 1.17%, 01/25/2041(a)	6,010,000	6,078,181
Regions Financial Corp.
1D US SOFR + 2.06%, 09/06/2035(a)	3,567,000	3,699,164
US Bancorp
1D US SOFR + 0.867%, 01/26/2032(a)	1,289,000	1,303,564
1D US SOFR + 1.101%, 01/26/2037(a)	773,000	781,616
Wells Fargo & Co.
1D US SOFR + 1.10%, 01/23/2037(a)	5,920,000	5,944,814
1D US SOFR + 1.23%, 01/23/2047(a)	3,614,000	3,580,104
1D US SOFR + 1.34%, 09/15/2036(a)	2,323,000	2,330,634
1D US SOFR + 1.74%, 04/23/2036(a)	9,575,000	10,073,917
1D US SOFR + 2.02%, 04/24/2034(a)	9,300,000	9,694,440
Total Banks		105,454,886

Biotechnology (0.35%)
BioMarin Pharmaceutical, Inc.
5.50%, 02/15/2034(d)	4,893,000	4,939,592
GENMAB A/S/GENMAB FINANCE LLC
6.25%, 12/15/2032(d)	3,754,000	3,898,503
Total Biotechnology		8,838,095

Cable & Satellite (0.40%)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028(d)	4,961,000	4,953,330
Sirius XM Radio LLC
5.00%, 08/01/2027(d)	5,306,000	5,306,135
Total Cable & Satellite		10,259,465
	Principal	Value
Security Description	Amount	(Note 2)
Casinos & Gaming (0.16%)
Station Casinos LLC
4.50%, 02/15/2028(d)	$4,154,000	$4,139,392

Chemicals (0.51%)
Celanese US Holdings LLC
7.00%, 02/15/2031	5,684,000	5,857,794
Eastman Chemical Co.
4.50%, 02/20/2031	4,700,000	4,701,200
Ecolab, Inc.
5.00%, 09/01/2035	2,324,000	2,400,600
Total Chemicals		12,959,594

Consumer Finance (1.97%)
American Express Co.
1D US SOFR + 1.237%, 10/24/2036(a)	7,304,000	7,236,536
1D US SOFR + 1.79%, 04/25/2036(a)	1,050,000	1,112,368
5Y US TI + 1.15%, 02/08/2041(a)	784,000	801,444
SOFRINDX + 1.32%, 01/30/2036(a)	3,345,000	3,487,371
Fidelity National Information Services, Inc.
2.25%, 03/01/2031	5,490,000	4,956,287
Fiserv, Inc.
2.65%, 06/01/2030	3,700,000	3,434,161
5.25%, 08/11/2035	3,800,000	3,803,248
5.45%, 03/15/2034	3,650,000	3,722,953
Global Payments, Inc.
4.88%, 11/15/2030	6,340,000	6,335,042
5.55%, 11/15/2035	5,900,000	5,871,729
Synchrony Financial
3.70%, 08/04/2026	1,500,000	1,497,126
1D US SOFR + 1.53%, 02/25/2032(a)	1,971,000	1,960,101
Visa, Inc.
4.70%, 02/12/2036	6,107,000	6,174,444
Total Consumer Finance		50,392,810

Consumer Products (0.24%)
L'Oreal SA
5.00%, 05/20/2035(d)	5,900,000	6,137,819

Consumer Services (0.23%)
Sodexo, Inc.
5.80%, 08/15/2035(d)	5,675,000	5,976,936

	Principal	Value
Security Description	Amount	(Note 2)
Diversified Banks (1.35%)
Bank of America Corp.
1D US SOFR + 0.87%, 02/06/2032(a)	$1,845,000	$1,859,217
1D US SOFR + 1.13%, 02/06/2037(a)	1,845,000	1,872,380
1D US SOFR + 1.91%, 04/25/2034(a)	5,117,000	5,312,225
JPMorgan Chase & Co.
1D US SOFR + 0.93%, 04/22/2028(a)	2,434,000	2,477,983
1D US SOFR + 1.07%, 01/22/2037(a)	3,866,000	3,890,673
1D US SOFR + 1.19%, 10/22/2036(a)	4,562,000	4,555,108
1D US SOFR + 1.30%, 02/05/2037(a)	3,920,000	3,961,458
1D US SOFR + 1.62%, 01/23/2035(a)	7,176,000	7,481,609
1D US SOFR + 1.635%, 07/23/2036(a)	3,249,000	3,380,181
Total Diversified Banks		34,790,834

Electrical Equipment Manufacturing (0.12%)
GE Vernova, Inc.
4.88%, 02/04/2036	2,945,000	2,983,406

Entertainment Content (1.22%)
Discovery Communications LLC
4.13%, 05/15/2029	2,290,000	2,260,012
Discovery Global Holdings, Inc.
4.05%, 03/15/2029	3,798,000	3,760,476
4.28%, 03/15/2032	4,418,000	4,064,560
5.14%, 03/15/2052	4,370,000	2,873,275
Paramount Global
4.20%, 05/19/2032	8,328,000	7,337,617
4.38%, 03/15/2043	2,502,000	1,579,336
4.95%, 05/19/2050	3,018,000	1,908,951
Walt Disney Co.
4.00%, 03/14/2031	1,849,000	1,853,267
4.63%, 03/14/2036	5,821,000	5,806,390
Total Entertainment Content		31,443,884

Exploration & Production (1.90%)
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
6.63%, 07/15/2033(d)	353,000	366,538
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(d)	4,240,000	4,272,678
7.25%, 02/15/2035(d)	10,297,000	10,205,120
Occidental Petroleum Corp.
7.88%, 09/15/2031	10,820,000	12,567,145
	Principal	Value
Security Description	Amount	(Note 2)
Permian Resources Operating LLC
5.88%, 07/01/2029(d)	$2,324,000	$2,333,103
6.25%, 02/01/2033(d)	3,637,000	3,767,938
7.00%, 01/15/2032(d)	6,218,000	6,529,472
9.88%, 07/15/2031(d)	2,112,000	2,265,671
Viper Energy Partners LLC
5.70%, 08/01/2035	5,767,000	5,986,002
Total Exploration & Production		48,293,667

Financial Services (4.23%)
Affiliated Managers Group, Inc.
5.50%, 02/15/2036	5,653,000	5,701,955
Charles Schwab Corp.
SOFRINDX + 1.05%, 03/03/2027(a)(e)	3,718,000	3,747,903
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030(d)	6,484,000	6,673,234
6.20%, 06/18/2035(d)	7,496,000	7,935,270
Goldman Sachs Group, Inc.
1D US SOFR + 1.19%, 01/21/2037(a)	5,940,000	5,984,087
1D US SOFR + 1.55%, 07/23/2035(a)	5,905,000	6,097,411
1D US SOFR + 1.58%, 04/23/2031(a)	4,479,000	4,637,560
5Y US TI + 1.18%, 02/02/2041(a)	6,257,000	6,212,187
Jane Street Group / JSG Finance, Inc.
6.13%, 11/01/2032(d)	3,544,000	3,567,872
6.75%, 05/01/2033(d)	4,450,000	4,569,924
7.13%, 04/30/2031(d)	11,550,000	12,023,680
Morgan Stanley
1D US SOFR + 1.184%, 01/30/2037(a)	3,949,000	3,984,202
1D US SOFR + 2.05%, 11/01/2034(a)	6,593,000	7,409,017
1D US SOFR + 2.62%, 04/20/2037(a)	6,026,000	6,175,118
5Y US TI + 1.17%, 01/18/2041(a)	6,752,000	6,720,244
Series I
1D US SOFR + 1.314%, 10/22/2036(a)	6,325,000	6,294,932
UBS Group AG
1D US SOFR + 1.34%, 03/23/2037(a)(d)	8,400,000	8,376,175
1D US SOFR + 1.34%, 08/10/2037(a)(d)	1,965,000	1,983,629
Total Financial Services		108,094,400

Food & Beverage (0.57%)
Pilgrim's Pride Corp.
3.50%, 03/01/2032	555,000	521,132
6.25%, 07/01/2033	3,925,000	4,235,024
6.88%, 05/15/2034	8,692,000	9,736,778

	Principal	Value
Security Description	Amount	(Note 2)
Total Food & Beverage		14,492,934

Health Care Facilities & Services (0.58%)
HCA, Inc.
2.38%, 07/15/2031	$8,850,000	$7,996,514
5.45%, 09/15/2034	5,500,000	5,712,615
5.70%, 11/15/2055	1,216,000	1,171,543
Total Health Care Facilities & Services		14,880,672

Homebuilders (0.02%)
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030(d)	603,000	608,746

Integrated Oils (0.57%)
Saudi Arabian Oil Co.
4.38%, 02/02/2031(d)	2,414,000	2,415,331
5.00%, 02/02/2036(d)	6,133,000	6,144,806
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	3,079,000	3,118,302
4.86%, 01/13/2036	3,078,000	3,111,603
Total Integrated Oils		14,790,042

Internet Media (0.79%)
Alphabet, Inc.
4.70%, 11/15/2035	6,091,000	6,169,828
4.80%, 02/15/2036	3,700,000	3,762,224
5.35%, 11/15/2045	1,260,000	1,266,220
5.45%, 11/15/2055	1,800,000	1,790,481
5.65%, 02/15/2056	1,848,000	1,892,347
5.70%, 11/15/2075	2,700,000	2,700,536
Meta Platforms, Inc.
4.88%, 11/15/2035	2,701,000	2,728,920
Total Internet Media		20,310,556

Manufactured Goods (0.09%)
Chart Industries, Inc.
7.50%, 01/01/2030(d)	2,310,000	2,402,543

Medical Equipment & Devices Manufacturing (2.07%)
Abbott Laboratories
4.65%, 03/15/2036	2,657,000	2,658,858
5.50%, 03/15/2056	2,660,000	2,671,090
Insulet Corp.
6.50%, 04/01/2033(d)	1,919,000	1,997,044
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029(d)	11,390,000	11,768,399
Solventum Corp.
5.45%, 03/13/2031	5,850,000	6,137,731
5.60%, 03/23/2034	8,400,000	8,786,047
Thermo Fisher Scientific, Inc.
4.90%, 02/12/2036	7,818,000	7,956,604
5.55%, 02/12/2046	4,402,000	4,490,772
VSP Optical Group, Inc.
5.45%, 12/01/2035(d)	6,600,000	6,717,664
	Principal	Value
Security Description	Amount	(Note 2)
Total Medical Equipment & Devices Manufacturing		53,184,209

Pharmaceuticals (0.34%)
AbbVie, Inc.
4.13%, 03/15/2031	$1,330,000	$1,334,662
4.75%, 03/15/2036	1,330,000	1,337,486
Amneal Pharmaceuticals LLC
6.88%, 08/01/2032(d)	5,721,000	6,021,805
Total Pharmaceuticals		8,693,953

Pipeline (1.76%)
Buckeye Partners LP
4.50%, 03/01/2028(d)	3,874,000	3,879,669
6.88%, 07/01/2029(d)	7,489,000	7,774,907
Energy Transfer LP
7.38%, 02/01/2031(d)	6,349,000	6,590,403
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(d)	7,300,000	6,802,708
4.32%, 12/30/2039(d)	5,250,000	4,509,150
Kinetik Holdings LP
6.63%, 12/15/2028(d)	5,640,000	5,817,350
MPLX LP
6.20%, 09/15/2055	3,935,000	4,000,773
NuStar Logistics LP
6.38%, 10/01/2030	4,238,000	4,464,784
Targa Resources Corp.
4.35%, 01/15/2029	1,212,000	1,222,213
Total Pipeline		45,061,957

Power Generation (0.44%)
Constellation Energy Generation LLC
4.40%, 01/15/2031	2,867,000	2,887,204
5.88%, 01/15/2066	5,633,000	5,627,039
Vistra Operations Co. LLC
7.75%, 10/15/2031(d)	2,512,000	2,655,762
Total Power Generation		11,170,005

Property & Casualty Insurance (0.22%)
Brown & Brown, Inc.
5.55%, 06/23/2035	5,550,000	5,666,016

Publishing & Broadcasting (0.36%)
Nexstar Media, Inc.
4.75%, 11/01/2028(d)	5,350,000	5,326,973
5.63%, 07/15/2027(d)	3,725,000	3,727,790
Total Publishing & Broadcasting		9,054,763

Real Estate (0.89%)
CoStar Group, Inc.
2.80%, 07/15/2030(d)	6,325,000	5,817,174
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(d)	6,278,000	6,300,174

	Principal	Value
Security Description	Amount	(Note 2)
GLP Capital LP / GLP Financing II, Inc.
5.63%, 03/01/2036	$3,765,000	$3,768,577
Iron Mountain, Inc.
5.25%, 03/15/2028(d)	603,000	603,741
VICI Properties LP / VICI Note Co., Inc.
4.13%, 08/15/2030(d)	6,529,000	6,380,455
Total Real Estate		22,870,121

Refining & Marketing (0.24%)
HF Sinclair Corp.
5.00%, 02/01/2028	1,000,000	999,069
Sunoco LP
5.38%, 07/15/2031(d)	990,000	993,549
5.63%, 03/15/2031(d)	1,379,000	1,391,503
5.63%, 07/15/2034(d)	990,000	991,084
5.88%, 03/15/2034(d)	1,879,000	1,887,444
Total Refining & Marketing		6,262,649

Restaurants (0.34%)
Starbucks Corp.
3.35%, 03/12/2050	3,900,000	2,758,541
5.40%, 05/15/2035	5,644,000	5,952,834
Total Restaurants		8,711,375

Retail - Consumer Discretionary (0.22%)
Amazon.com, Inc.
4.65%, 11/20/2035	5,584,000	5,618,080

Semiconductors (1.08%)
Broadcom, Inc.
5.20%, 07/15/2035	4,339,000	4,486,037
Foundry JV Holdco LLC
6.10%, 01/25/2036(d)	5,200,000	5,557,786
6.25%, 01/25/2035(d)	5,000,000	5,388,849
6.30%, 01/25/2039(d)	11,250,000	12,183,219
Total Semiconductors		27,615,891

Software & Services (1.99%)
Fair Isaac Corp.
6.00%, 05/15/2033(d)	6,085,000	6,155,624
Leidos, Inc.
2.30%, 02/15/2031	1,967,000	1,787,711
5.00%, 03/15/2036	1,854,000	1,850,377
5.40%, 03/15/2032	6,071,000	6,335,727
Oracle Corp.
5.70%, 02/04/2036	3,619,000	3,622,385
6.70%, 02/04/2056	3,683,000	3,573,881
Synopsys, Inc.
4.85%, 04/01/2030	7,370,000	7,548,179
5.15%, 04/01/2035	9,820,000	10,061,276
VMware LLC
2.20%, 08/15/2031	3,050,000	2,733,631
4.70%, 05/15/2030	7,181,000	7,343,797
	Principal	Value
Security Description	Amount	(Note 2)
Total Software & Services		51,012,588

Supermarkets & Pharmacies (0.97%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
5.50%, 03/31/2031(d)	$1,225,000	$1,234,776
6.50%, 02/15/2028(d)	9,350,000	9,523,302
Albertsons Cos., Inc.
5.63%, 03/31/2032(d)	1,901,000	1,909,643
Kroger Co.
5.00%, 09/15/2034	12,150,000	12,358,021
Total Supermarkets & Pharmacies		25,025,742

Transportation & Logistics (0.30%)
Allison Transmission, Inc.
5.88%, 12/01/2033(d)	1,140,000	1,164,811
Fedex Freight Holding Co., Inc.
5.25%, 03/15/2036(d)	6,536,000	6,518,299
Total Transportation & Logistics		7,683,110

Travel & Lodging (0.53%)
Carnival Corp.
4.00%, 08/01/2028(d)	3,134,000	3,114,158
5.75%, 08/01/2032(d)	10,100,000	10,494,395
Total Travel & Lodging		13,608,553

Utilities (0.61%)
American Water Capital Corp.
5.15%, 03/01/2034	3,408,000	3,545,079
5.25%, 03/01/2035	5,049,000	5,252,019
Edison International
4.80%, 03/15/2031	2,375,000	2,374,414
Pacific Gas and Electric Co.
5.20%, 05/01/2036	986,000	989,651
6.00%, 05/01/2056	530,000	523,852
Xcel Energy, Inc.
5Y US TI + 2.168%, 12/03/2056(a)	2,944,000	2,951,347
Total Utilities		15,636,362

Wireless Telecommunications Services (0.54%)
SoftBank Corp.
5.33%, 07/09/2035(d)	6,770,000	6,899,963
T-Mobile USA, Inc.
4.95%, 11/15/2035	4,298,000	4,339,290
Verizon Communications, Inc.
5.00%, 01/15/2036	2,468,000	2,479,898
Total Wireless Telecommunications Services		13,719,151

TOTAL CORPORATE BONDS
(Cost $1,031,556,958)		1,054,347,125

	Principal	Value
Security Description	Amount	(Note 2)
GOVERNMENT BONDS (39.67%)

U.S. Treasury Bonds (39.67%)
United States Treasury Bonds
4.63%, 11/15/2045	$106,065,000	$106,785,911
4.63%, 11/15/2055	127,901,000	127,711,146
4.75%, 08/15/2055	91,519,000	93,220,681
4.88%, 08/15/2045	70,228,000	73,070,039
United States Treasury Inflation Indexed Bonds
1.63%, 10/15/2029	24,096,102	24,684,050
United States Treasury Notes
3.50%, 10/31/2027	37,323,000	37,368,196
3.50%, 01/31/2028	20,146,000	20,186,135
3.63%, 08/31/2027	47,016,000	47,142,723
3.75%, 06/30/2027	19,083,000	19,156,052
3.75%, 01/31/2031	58,256,000	58,856,765
3.75%, 10/31/2032	14,090,000	14,131,830
4.00%, 05/31/2030	43,137,000	44,019,960
4.00%, 11/15/2035	21,322,000	21,401,958
4.13%, 01/31/2027	57,385,000	57,686,498
4.13%, 10/31/2029	118,260,000	121,024,790
4.13%, 02/15/2036	66,617,000	67,506,962
4.25%, 01/31/2030	79,179,000	81,467,768
Total U.S. Treasury Bonds		1,015,421,464

TOTAL GOVERNMENT BONDS
(Cost $998,571,167)		1,015,421,464

		Value
	Shares	(Note 2)
PREFERRED STOCK (2.60%)

Energy (0.07%)
Pipeline (0.07%)
Energy Transfer LP, Series B, 4.16%(f)(g)	1,712,000	$1,735,355

Total Energy		1,735,355

Financials (1.27%)
Banks (0.39%)
Bank of Hawaii., 8.000%	86,678	2,303,034
US Bancorp, 5Y US TI + 2.541%(a)(f)(g)	4,402,000	4,364,542
Wells Fargo & Co., Series BB, 5Y US TI + 3.45%(a)(f)(g)	3,302,000	3,300,582
		9,968,158

Consumer Finance (0.20%)
Ally Financial, Inc., Series C, 7Y US TI + 3.481%(f)(g)	2,500,000	2,364,763
American Express Co., 3.550%(f)(g)	2,817,000	2,801,459
		5,166,222
		Value
	Shares	(Note 2)
Financial Services (0.66%)
Charles Schwab Corp., Series I, 5Y US TI + 3.17%(a)(f)(g)	7,818,000	$7,796,085
Goldman Sachs Group, Inc., Series X, 5Y US TI + 2.81%(a)(f)(g)	2,159,000	2,299,497
UBS Group AG, 6.000%(a)(d)(f)(g)	6,952,000	6,998,690
		17,094,272

Life Insurance (0.02%)
Jackson Financial, Inc., 8.000%(f)(g)	16,545	427,688

Total Financials		32,656,340

Government (0.31%)
Government Agencies (0.31%)
CoBank ACB, Series M, 5Y US TI + 2.82%(a)(f)(g)	3,826,000	3,981,210
Farm Credit Bank of Texas, 5Y US TI + 3.29%(a)(f)(g)	2,543,000	2,675,595
Farm Credit Bank of Texas, Series 6, 5Y US TI + 3.01%(a)(f)(g)	1,156,000	1,199,740
		7,856,545

Total Government		7,856,545

Health Care (0.25%)
Health Care Facilities & Services (0.25%)
CVS Health Corp., 5Y US TI + 2.89%(a)(g)	6,200,000	6,524,936

Total Health Care		6,524,936

Utilities (0.70%)
Power Generation (0.09%)
Vistra Corp., 5Y US TI + 6.930%(a)(d)(f)(g)	2,175,000	2,217,067

Utilities (0.61%)
American Electric Power Co., Inc., 5Y US TI + 2.67%(a)(f)(g)	6,865,000	6,770,146
Dominion Energy, Inc., 5Y US TI + 2.26%(a)(g)	1,763,000	1,790,032
Dominion Energy, Inc., 5Y US TI + 2.00%(a)(g)	2,086,000	2,124,501
Entergy Corp., 5Y US TI + 2.67%(a)(g)	2,758,000	2,887,626
Eversource Energy, Series B(a)(g)	2,100,000	2,114,185

Total Utilities		17,903,557

		Value
	Shares	(Note 2)
TOTAL PREFERRED STOCK
(Cost $65,354,433)		$66,676,733

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (1.76%)

Money Market Fund (1.76%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	3.59%	45,153,721	45,153,721

TOTAL SHORT TERM INVESTMENTS
(Cost $45,153,721)			45,153,721

TOTAL INVESTMENTS (99.31%)
(Cost $2,492,349,139)			$2,542,294,407

Other Assets In Excess Of Liabilities (0.69%)			17,600,951

NET ASSETS (100.00%)			$2,559,895,358

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

SOFRINDX - US SOFR Secured Overnight Financing Rate Compounded Index

TI – Treasury Index

Reference Rates:

3M US L - 3 Month LIBOR as of February 28, 2026 was 5.28%

1M US SOFR - 1 Month SOFR as of February 28, 2026 was 3.67%

3M US SOFR - 3 Month SOFR as of February 28, 2026 was 3.73%

7Y US TI - 7 Year US Treasury Index as of February 28, 2026 was 3.72%

30D US SOFR - 30 Day SOFR as of February 28, 2026 was 3.67%

1D US SOFR - 1 Day SOFR as of February 28, 2026 was 3.68%

1M CME TERM SOFR - 1 Month CME TERM SOFR as of February 28, 2026 was 3.67%

1Y US TI - 1 Year US TI as of February 28, 2026 was 3.48%

5Y US TI - 5 Year US TI as of February 28, 2026 was 3.51%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of February 28, 2026 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Interest only security.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2026, the aggregate market value of those securities was $347,434,304, representing 13.57% of net assets.
(e)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.
(f)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Non-Income Producing Security.

See Notes to Quarterly Schedule of Investments.

Barron's 400 ETF

Schedule of Investments

As of February 28, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.77%)
Communication Services (3.07%)
Alphabet, Inc., Class A	2,025	$631,314
Cargurus, Inc.(a)	13,513	414,849
Comcast Corp., Class A	14,746	456,536
EverQuote, Inc.(a)	19,855	313,709
Fox Corp.	9,224	477,158
IDT Corp., Class B, Class B	7,350	374,483
Meta Platforms, Inc., Class A	642	416,132
Netflix, Inc.(a)	4,181	402,379
New York Times Co., Class A	8,262	659,225
Pinterest, Inc., Class A(a)	13,888	237,901
Reddit, Inc.(a)	1,920	279,955
T-Mobile US, Inc.	2,012	436,785
Verizon Communications, Inc.	11,077	555,401
Walt Disney Co.	4,196	444,944
Yelp, Inc.(a)(b)	15,742	350,889
Total Communication Services		6,451,660

Consumer Discretionary (12.30%)
Abercrombie & Fitch Co., Class A(a)	5,643	551,885
Airbnb, Inc., Class A(a)	3,968	536,117
Amazon.com, Inc.(a)	2,176	456,960
Boot Barn Holdings, Inc.(a)	2,764	523,004
Boyd Gaming Corp.	5,749	478,489
Brinker International, Inc.(a)	3,171	469,942
Build-A-Bear Workshop, Inc.(b)	6,576	319,988
Burlington Stores, Inc.(a)	1,854	568,937
Carnival Corp.	15,454	487,574
Carvana Co.(a)(b)	1,369	457,465
Cavco Industries, Inc.(a)	909	524,729
Covista, Inc.(a)	3,552	348,096
Cricut, Inc.(b)	73,596	316,463
Deckers Outdoor Corp.(a)	4,117	482,801
Dick's Sporting Goods, Inc.(b)	2,249	457,964
Dorman Products, Inc.(a)	3,026	356,644
eBay, Inc.	5,366	487,555
Expedia, Inc.	2,211	476,891
Frontdoor, Inc.(a)	7,355	504,332
Gentex Corp.	17,132	400,889
GigaCloud Technology, Inc.(a)	16,317	723,496
Grand Canyon Education, Inc.(a)	2,324	369,679
Green Brick Partners, Inc.(a)	6,623	487,850
Installed Building Products, Inc.(b)	1,819	596,196
Kontoor Brands, Inc.(b)	6,008	391,782
Las Vegas Sands Corp.	9,103	516,322
Laureate Education, Inc.(a)	16,870	545,576
Levi Strauss & Co., Class A(b)	22,252	493,104
Monarch Casino & Resort, Inc.	4,683	450,036
Norwegian Cruise Line Holdings, Ltd.(a)(b)	18,294	453,508
NVR, Inc.(a)	61	458,585
Perdoceo Education Corp.	14,003	467,000
Security Description	Shares	Value
Consumer Discretionary (continued)
PulteGroup, Inc.	3,552	$487,334
Ralph Lauren Corp.	1,569	568,919
Ross Stores, Inc.	3,288	676,144
Royal Caribbean Cruises, Ltd.(b)	1,451	451,203
Rush Street Interactive, Inc.(a)	23,042	455,080
Sally Beauty Holdings, Inc.(a)(b)	32,469	521,777
SharkNinja, Inc.(a)(b)	4,272	524,901
Standard Motor Products, Inc.	12,039	477,708
Stride, Inc.(a)(b)	3,081	259,975
Texas Roadhouse, Inc.	2,929	535,626
TJX Cos., Inc.	3,496	565,163
Toll Brothers, Inc.	3,392	533,358
TopBuild Corp.(a)(b)	1,162	520,925
Tractor Supply Co.(b)	8,048	417,208
Ulta Beauty, Inc.(a)	946	647,811
Universal Technical Institute, Inc.(a)(b)	17,931	649,102
Urban Outfitters, Inc.(a)	7,200	476,640
Visteon Corp.(b)	3,911	374,165
Williams-Sonoma, Inc.	2,481	510,218
Wyndham Hotels & Resorts, Inc.	5,664	463,315
XPEL, Inc.(a)(b)	14,045	598,598
Total Consumer Discretionary		25,875,029

Consumer Staples (2.82%)
Cal-Maine Foods, Inc.(b)	4,405	383,720
Casey's General Stores, Inc.	894	612,917
Coca-Cola Consolidated, Inc.	4,068	823,363
Colgate-Palmolive Co.	5,846	579,572
Energizer Holdings, Inc.(b)	16,474	355,674
Kimberly-Clark Corp.	3,813	424,921
Maplebear, Inc.(a)(b)	10,508	394,155
Monster Beverage Corp.(a)	7,531	642,394
Niagen Bioscience, Inc.(a)(b)	50,626	255,661
Oil-Dri Corp. of America	7,446	505,137
Pilgrim's Pride Corp.	11,172	482,184
Sprouts Farmers Market, Inc.(a)	3,577	264,233
Vital Farms, Inc.(a)(b)	10,019	211,301
Total Consumer Staples		5,935,232

Energy (6.03%)
Archrock, Inc.	19,960	705,187
Baker Hughes Co.	10,470	683,272
California Resources Corp.	9,196	541,093
Cheniere Energy, Inc.	2,070	487,961
Devon Energy Corp.	14,012	609,942
EOG Resources, Inc.	4,116	510,713
EQT Corp.	9,570	587,790
Halliburton Co.	21,903	788,508
Innovex International, Inc.(a)(b)	29,301	772,081
Oceaneering International, Inc.(a)	20,069	712,450
SandRidge Energy, Inc.	43,332	759,610
Schlumberger Ltd.	13,686	702,639
Targa Resources Corp.	2,929	690,658
TechnipFMC PLC	12,218	810,176
TETRA Technologies, Inc.(a)	103,892	899,705
Tidewater, Inc.(a)(b)	8,236	654,103
Venture Global, Inc.(b)	35,774	346,650

Security Description	Shares	Value
Energy (continued)
Viper Energy, Inc.	12,621	$587,381
Weatherford International PLC	7,820	824,697
Total Energy		12,674,616

Financials (19.15%)
1st Source Corp.	7,697	515,776
American Coastal Insurance Corp.	44,152	502,891
Ameris Bancorp	6,545	508,285
Artisan Partners Asset Management, Inc., Class A(b)	10,515	423,544
Atlanticus Holdings Corp.(a)(b)	6,742	352,674
Axos Financial, Inc.(a)	5,323	462,143
BancFirst Corp.	3,648	401,280
Bancorp, Inc.(a)	6,422	337,091
Bank of NT Butterfield & Son, Ltd.	10,774	546,780
Bank OZK	9,337	434,731
Burke & Herbert Financial Services Corp.(b)	7,916	510,107
Cantaloupe, Inc.(a)	45,090	470,740
CBOE Holdings, Inc.	2,082	624,017
City Holding Co.	3,856	462,604
Coinbase Global, Inc.(a)(b)	1,505	264,654
Columbia Banking System, Inc.	18,685	531,588
Commerce Bancshares, Inc.	8,577	437,341
Community Trust Bancorp, Inc.	8,556	513,702
Corpay, Inc.(a)	1,590	516,909
Diamond Hill Investment Group, Inc.	3,426	588,827
East West Bancorp, Inc.	4,456	487,709
Enova International, Inc.(a)	4,230	588,181
Enterprise Financial Services Corp.	8,048	459,541
Equity Bancshares, Inc.	11,704	525,276
Esquire Financial Holdings, Inc.(b)	5,020	506,920
Evercore, Inc., Class A	1,451	448,127
EVERTEC, Inc.	14,564	412,307
Federated Hermes, Inc.	9,090	509,131
First BanCorp	22,404	473,397
First Business Financial Services, Inc.	9,399	513,655
First Citizens BancShares, Inc., Class A(b)	248	470,741
Fulton Financial Corp.(b)	25,072	512,722
Hamilton Insurance Group, Ltd.	20,410	644,752
Hamilton Lane, Inc., Class A	3,278	343,993
Hancock Whitney Corp.(b)	7,710	507,395
Hanover Insurance Group, Inc.	2,698	487,340
HCI Group, Inc.	2,698	475,981
Home BancShares, Inc.(b)	16,324	448,257
Huntington Bancshares, Inc.	59,373	997,466
Interactive Brokers Group, Inc.	7,804	555,567
International Bancshares Corp.	6,906	463,462
Kinsale Capital Group, Inc.(b)	1,126	438,768
Mastercard, Inc., Class A	837	432,905
Mercantile Bank Corp.	10,200	526,932
Mercury General Corp.	6,134	555,618
Security Description	Shares	Value
Financials (continued)
Moelis & Co., Class A	6,518	$386,908
Nicolet Bankshares, Inc.	3,617	552,533
Northeast Bank(b)	4,405	488,426
Northrim BanCorp, Inc.	21,338	501,230
OFG Bancorp	11,131	446,130
Old Second Bancorp, Inc.	26,673	523,591
Orrstown Financial Services, Inc.	13,821	496,727
Palomar Holdings, Inc.(a)	4,171	515,994
Park National Corp.	2,867	471,707
Paymentus Holdings, Inc.(a)	14,879	364,089
PayPal Holdings, Inc.	7,292	336,963
Popular, Inc.	3,938	533,048
Preferred Bank(b)	5,196	455,793
PROG Holdings, Inc.	13,708	482,659
Progressive Corp.	1,962	419,201
Provident Financial Services, Inc.	24,571	516,974
Regions Financial Corp.	17,929	498,964
RenaissanceRe Holdings, Ltd.	1,974	597,056
Republic Bancorp, Inc.	6,412	442,428
SEI Investments Co.	5,631	457,913
ServisFirst Bancshares, Inc.	5,821	471,559
Shore Bancshares, Inc.	28,593	531,258
Skyward Specialty Insurance Group, Inc.(a)	10,567	491,048
Southern Missouri Bancorp, Inc.	8,758	542,208
Stock Yards Bancorp, Inc.(b)	6,328	405,878
The Hartford Financial Services Group, Inc.	3,678	517,973
Travelers Cos., Inc.	1,748	539,503
Trinity Capital, Inc.(b)	30,267	447,649
Trustmark Corp.(b)	12,121	516,233
United Bankshares, Inc.	13,022	537,809
Unity Bancorp, Inc.	9,383	499,082
Velocity Financial, Inc.(a)(b)	26,017	483,656
Virtu Financial, Inc., Class A	13,297	550,629
Visa, Inc., Class A	1,460	467,404
Webster Financial Corp.	7,927	571,775
Westamerica BanCorp	10,015	507,260
Wintrust Financial Corp.	3,596	518,040
Total Financials		40,279,125

Health Care (13.09%)
Abbott Laboratories	3,637	423,165
ACADIA Pharmaceuticals, Inc.(a)	20,625	506,550
Addus HomeCare Corp.(a)	4,511	467,024
Amgen, Inc.	1,785	692,866
Amphastar Pharmaceuticals, Inc.(a)	17,378	351,557
Ardent Health, Inc.(a)(b)	37,195	349,261
Biogen, Inc.(a)	3,363	645,091
BioMarin Pharmaceutical, Inc.(a)	9,004	555,817
Boston Scientific Corp.(a)	4,738	364,115
Bristol-Myers Squibb Co.	10,535	657,068
Catalyst Pharmaceuticals, Inc.(a)	24,387	562,852
CorMedix, Inc.(a)(b)	37,598	268,074

Security Description	Shares	Value
Health Care (continued)
Dexcom, Inc.(a)	6,388	$469,071
Doximity, Inc., Class A(a)	6,853	168,104
Eli Lilly & Co.	652	685,898
Encompass Health Corp.	3,870	417,496
Ensign Group, Inc.	2,900	621,093
Exelixis, Inc.(a)	12,436	547,930
Gilead Sciences, Inc.	4,246	632,442
Globus Medical, Inc., Class A(a)	8,400	801,864
Halozyme Therapeutics, Inc.(a)	6,342	440,959
Harmony Biosciences Holdings, Inc.(a)(b)	15,035	429,099
IDEXX Laboratories, Inc.(a)	758	497,801
Illumina, Inc.(a)	5,190	697,847
Incyte Corp.(a)	5,861	593,543
Insulet Corp.(a)	1,422	350,679
Intuitive Surgical, Inc.(a)	1,079	543,287
iRadimed Corp.	6,830	707,110
Johnson & Johnson	2,782	691,132
LeMaitre Vascular, Inc.	5,276	570,758
Medpace Holdings, Inc.(a)	989	446,791
Merck & Co., Inc.	5,883	728,433
Neurocrine Biosciences, Inc.(a)	3,436	454,411
NovaBridge Biosciences, ADR(a)(b)	119,062	390,523
Nutex Health, Inc.(a)(b)	5,048	557,602
Penumbra, Inc.(a)	1,784	614,392
Pfizer, Inc.	20,405	564,198
Quest Diagnostics, Inc.	2,663	564,316
Regeneron Pharmaceuticals, Inc.	877	685,525
ResMed, Inc.	1,808	463,318
Rigel Pharmaceuticals, Inc.(a)(b)	13,014	452,106
SIGA Technologies, Inc.	54,660	353,650
Stoke Therapeutics, Inc.(a)(b)	21,071	767,195
Tenet Healthcare Corp.(a)	2,526	604,699
TransMedics Group, Inc.(a)(b)	4,331	629,121
United Therapeutics Corp.(a)	1,221	615,262
Universal Health Services, Inc., Class B	2,543	524,112
Veeva Systems, Inc., Class A(a)	1,762	320,702
Vertex Pharmaceuticals, Inc.(a)	1,253	622,528
Waters Corp.(a)	1,668	532,726
West Pharmaceutical Services, Inc.	1,925	489,605
Zoetis, Inc.	3,289	431,188
Total Health Care		27,521,956

Industrials (21.23%)
Advanced Drainage Systems, Inc.	3,446	590,438
AMETEK, Inc.	2,612	624,843
Applied Industrial Technologies, Inc.	1,853	523,621
Argan, Inc.	2,115	954,394
Armstrong World Industries, Inc.	2,478	429,933
ATI, Inc.(a)	6,482	1,060,390
Atmus Filtration Technologies, Inc.	10,508	678,081
Security Description	Shares	Value
Industrials (continued)
Automatic Data Processing, Inc.	1,654	$354,551
AZZ, Inc.(b)	4,160	565,677
Blue Bird Corp.(a)(b)	8,414	490,284
Booz Allen Hamilton Holding Corp.(b)	4,656	367,033
Broadridge Financial Solutions, Inc.	1,974	366,907
BWX Technologies, Inc.	2,950	607,641
CACI International, Inc., Class A(a)	990	604,068
Carlisle Cos., Inc.	1,328	524,255
Carpenter Technology Corp.	2,033	809,276
Caterpillar, Inc.	1,147	852,026
Cintas Corp.	2,408	484,321
Comfort Systems USA, Inc.	655	936,237
Crane Co.	2,664	534,212
Cummins, Inc.	1,183	690,718
Curtiss-Wright Corp.	974	682,121
Delta Air Lines, Inc.	8,142	534,929
Dycom Industries, Inc.(a)	1,915	804,338
EMCOR Group, Inc.	769	557,233
Everus Construction Group, Inc.(a)	6,188	747,944
ExlService Holdings, Inc.(a)	11,189	349,656
Expeditors International of Washington, Inc.	3,940	571,418
Fastenal Co.	10,273	472,969
Federal Signal Corp.	3,875	451,166
Generac Holdings, Inc.(a)	2,646	596,329
General Dynamics Corp.	1,521	543,073
General Electric Co.	1,748	598,271
Genpact, Ltd.	11,457	455,072
Great Lakes Dredge & Dock Corp.(a)	40,311	683,272
Greenbrier Cos., Inc.(b)	10,559	595,739
HEICO Corp., Class A	1,963	471,336
Howmet Aerospace, Inc.	2,669	700,693
Hubbell, Inc.	1,112	568,933
IBEX Holdings, Ltd.(a)	11,986	346,395
IES Holdings, Inc.(a)(b)	1,293	640,488
Innodata, Inc.(a)(b)	7,796	344,349
Interface, Inc.	17,077	537,755
ITT, Inc.	2,745	555,615
Leidos Holdings, Inc.	2,649	463,840
Lennox International, Inc.(b)	891	507,817
Lincoln Electric Holdings, Inc.	2,040	585,582
McGrath RentCorp	3,989	442,580
Modine Manufacturing Co.(a)	3,254	739,472
MSA Safety, Inc.	2,880	562,781
Mueller Industries, Inc.	4,921	580,481
Mueller Water Products, Inc.	19,445	581,989
Nextpower, Inc.(a)(b)	7,413	779,106
Nordson Corp.	2,188	642,047
Oshkosh Corp.(b)	3,557	604,761
Parker-Hannifin Corp.	652	657,985
Paychex, Inc.	3,611	338,170
Paycom Software, Inc.(b)	2,187	275,190
Paylocity Holding Corp.(a)	2,870	305,626
Powell Industries, Inc.(b)	1,689	884,360

Security Description	Shares	Value
Industrials (continued)
Power Solutions International, Inc.(a)(b)	5,154	$430,359
Primoris Services Corp.	3,992	601,674
Rollins, Inc.	8,496	517,321
SkyWest, Inc.(a)	4,527	471,170
Snap-on, Inc.	1,481	570,511
Sterling Infrastructure, Inc.(a)	1,587	679,442
Uber Technologies, Inc.(a)	5,081	383,209
UL Solutions, Inc.(b)	7,291	612,225
Union Pacific Corp.	2,271	601,770
United Airlines Holdings, Inc.(a)	4,565	485,260
Upwork, Inc.(a)(b)	29,393	394,454
Veralto Corp.	4,472	435,707
Vertiv Holdings Co.	3,610	920,153
Waste Management, Inc.	2,230	537,073
Willdan Group, Inc.(a)(b)	4,827	430,279
Woodward, Inc.	2,074	802,140
Xylem, Inc.	3,445	446,334
Zurn Elkay Water Solutions Corp.	10,429	531,670
Total Industrials		44,660,538

Information Technology (13.62%)
A10 Networks, Inc.	27,902	537,392
Adobe, Inc.(a)	1,422	373,147
Amphenol Corp., Class A	4,103	599,284
Analog Devices, Inc.	2,021	719,052
Appfolio, Inc., Class A(a)	1,763	313,391
Applied Materials, Inc.	2,935	1,092,700
AppLovin Corp., Class A(a)	853	370,859
Arista Networks, Inc.(a)	3,489	465,781
Astera Labs, Inc.(a)	2,122	252,157
Autodesk, Inc.(a)	1,531	376,427
Broadcom, Inc.	1,369	437,464
Cadence Design Systems, Inc.(a)	1,416	426,782
Cirrus Logic, Inc.(a)	4,165	587,765
Clear Secure, Inc.	13,056	635,044
Climb Global Solutions, Inc.(b)	3,704	350,695
Cognizant Technology Solutions Corp., Class A	7,038	453,458
Corning, Inc.	6,321	950,552
Credo Technology Group Holding, Ltd.(a)	3,007	337,596
DigitalOcean Holdings, Inc.(a)(b)	13,649	765,163
Docusign, Inc.(a)	6,084	274,206
Dynatrace, Inc.(a)	9,927	356,578
Exodus Movement, Inc.(a)	17,156	174,991
F5, Inc.(a)	1,510	409,754
First Solar, Inc.(a)	2,410	475,252
Frequency Electronics, Inc.(a)(b)	18,109	909,253
Gen Digital, Inc.	16,708	377,100
Harmonic, Inc.(a)	49,140	522,358
InterDigital, Inc.(b)	1,543	565,556
Intuit, Inc.	754	308,409
Itron, Inc.(a)(b)	4,079	383,222
KLA Corp.	503	766,849
Lam Research Corp.	4,218	986,548
Manhattan Associates, Inc.(a)	2,252	304,988
Micron Technology, Inc.	3,127	1,289,481
Microsoft Corp.	954	374,674
Security Description	Shares	Value
Information Technology (continued)
Monolithic Power Systems, Inc.	593	$677,645
Motorola Solutions, Inc.	1,006	485,154
Napco Security Technologies, Inc.	11,628	541,981
NetApp, Inc.	3,926	388,792
NVIDIA Corp.	2,747	486,741
OneSpan, Inc.(b)	31,736	350,365
Oracle Corp.	1,662	241,655
Palantir Technologies, Inc., Class A(a)	2,849	390,854
Pegasystems, Inc.(b)	8,387	366,763
PTC, Inc.(a)	2,380	372,684
QUALCOMM, Inc.	3,013	428,931
Qualys, Inc.(a)	3,644	336,961
Rambus, Inc.(a)(b)	5,661	564,175
Salesforce, Inc.	2,039	397,177
ServiceNow, Inc.(a)	2,622	283,202
Synopsys, Inc.(a)	1,142	472,788
Texas Instruments, Inc.	2,668	565,909
Tyler Technologies, Inc.(a)	888	314,965
Ubiquiti, Inc.(b)	798	612,058
Western Digital Corp.	5,052	1,413,044
Zoom Communications, Inc., Class A(a)	5,802	429,000
Total Information Technology		28,644,772

Materials (5.72%)
Alcoa Corp.	14,789	918,101
Cabot Corp.(b)	6,176	470,241
CF Industries Holdings, Inc.	5,686	565,984
Coeur Mining, Inc.(a)	31,918	866,574
Corteva, Inc.	6,550	524,786
CRH PLC	4,290	514,714
Ecolab, Inc.	1,820	561,197
Freeport-McMoRan, Inc.	10,892	741,527
Hecla Mining Co.(b)	43,493	1,083,411
Idaho Strategic Resources, Inc.(a)(b)	16,301	702,084
NewMarket Corp.	595	372,476
Newmont Corp.	6,243	811,590
Packaging Corp. of America	2,265	525,797
Royal Gold, Inc.(b)	2,576	772,259
RPM International, Inc.	3,859	440,389
Southern Copper Corp.(b)	4,663	1,018,038
SSR Mining, Inc.(a)	21,747	700,036
United States Lime & Minerals, Inc.	3,838	438,146
Total Materials		12,027,350

Utilities (0.74%)
Constellation Energy Corp.	1,501	495,150
Edison International	8,672	648,145
Vistra Corp.	2,324	404,121
Total Utilities		1,547,416

TOTAL COMMON STOCKS
(Cost $165,593,148)		205,617,694

Security Description	Shares	Value
LIMITED PARTNERSHIPS (1.99%)
Energy (1.58%)
Black Stone Minerals LP	39,641	$598,579
Cheniere Energy Partners LP	9,551	585,476
Enterprise Products Partners LP	15,648	565,519
Hess Midstream LP, Class A	12,407	479,903
MPLX LP	9,542	$562,406
Western Midstream Partners LP	12,694	527,943
Total Energy		3,319,826

Industrials (0.41%)
FTAI Aviation, Ltd.	2,840	868,472

TOTAL LIMITED PARTNERSHIPS
(Cost $3,097,732)		4,188,298

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (8.35%)
Money Market Fund (0.20%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $413,566)	3.63%	413,566	$413,566

Investments Purchased with Collateral from Securities Loaned (8.15%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $17,148,134)		17,148,134	17,148,134
TOTAL SHORT TERM INVESTMENTS
(Cost $17,561,700)			17,561,700

TOTAL INVESTMENTS (108.11%)
(Cost $186,252,580)			$227,367,692
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.11%)			(17,058,826)
NET ASSETS - 100.00%			$210,308,866

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $26,255,513.

See Notes to Quarterly Schedule of Investments.

Level Four Large Cap Growth Active ETF

Schedule of Investments

As of February 28, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (93.04%)
Communication Services (12.68%)
Alphabet, Inc., Class A	25,281	$7,881,604
Meta Platforms, Inc., Class A	5,001	3,241,548
Netflix, Inc.(a)	24,039	2,313,514
Walt Disney Co.	10,779	1,143,005
Total Communication Services		14,579,671

Consumer Discretionary (14.98%)
Amazon.com, Inc.(a)	31,237	6,559,770
Booking Holdings, Inc.	584	2,475,780
Etsy, Inc.(a)	17,533	962,211
Home Depot, Inc.	3,179	1,210,309
McDonald's Corp.	3,862	1,317,174
PulteGroup, Inc.	9,709	1,332,075
RH(a)(b)	20,264	3,357,947
Total Consumer Discretionary		17,215,266

Consumer Staples (2.09%)
Celsius Holdings, Inc.(a)	19,750	1,058,798
Constellation Brands, Inc., Class A	8,540	1,348,124
Total Consumer Staples		2,406,922

Energy (1.86%)
Phillips 66	13,817	2,132,378

Financials (8.45%)
Blackrock, Inc.	2,081	2,212,581
Mastercard, Inc., Class A	4,268	2,207,452
Morgan Stanley	7,362	1,225,847
PayPal Holdings, Inc.	63,800	2,948,199
Visa, Inc., Class A	3,503	1,121,450
Total Financials		9,715,529

Health Care (7.68%)
AbbVie, Inc.	5,979	1,387,606
Dexcom, Inc.(a)	17,663	1,296,994
Intuitive Surgical, Inc.(a)	2,628	1,323,224
UnitedHealth Group, Inc.	11,676	3,424,221
Vertex Pharmaceuticals, Inc.(a)	2,804	1,393,112
Total Health Care		8,825,157

Industrials (7.88%)
Copart, Inc.(a)	27,376	1,042,752
Fortive Corp.	17,772	1,052,102
Lockheed Martin Corp.	2,608	1,716,273
Paycom Software, Inc.(b)	6,163	775,490
TransDigm Group, Inc.	927	1,207,686
Uber Technologies, Inc.(a)	43,266	3,263,122
Total Industrials		9,057,425
Security Description	Shares	Value
Information Technology (36.79%)
Apple, Inc.	31,968	$8,445,306
Applied Materials, Inc.	4,238	1,577,807
Arista Networks, Inc.(a)	8,379	1,118,597
Broadcom, Inc.	6,883	2,199,463
Docusign, Inc.(a)	34,155	1,539,366
Lam Research Corp.	6,185	1,446,610
Micron Technology, Inc.	3,654	1,506,800
Microsoft Corp.	13,512	5,306,702
MongoDB, Inc.(a)	3,606	1,184,463
Monolithic Power Systems, Inc.	2,335	2,668,297
NVIDIA Corp.	26,436	4,684,194
Palo Alto Networks, Inc.(a)	5,754	856,886
Ralliant Corp.	27,768	1,274,274
Salesforce, Inc.	9,471	1,844,855
ServiceNow, Inc.(a)	16,457	1,777,521
Snowflake, Inc., Class A(a)	13,308	2,241,200
Twilio, Inc., Class A(a)	21,561	2,608,019
Total Information Technology		42,280,360

Real Estate (0.63%)
Zillow Group, Inc.(a)	16,225	723,960

TOTAL COMMON STOCKS
(Cost $93,427,912)		106,936,668

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (7.78%)
Money Market Fund (6.95%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $7,991,016)	3.63%	7,991,016	$7,991,016

Investments Purchased with Collateral from Securities Loaned (0.83%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.70%
(Cost $955,315)		955,315	955,315
TOTAL SHORT TERM INVESTMENTS
(Cost $8,946,331)			8,946,331

TOTAL INVESTMENTS (100.82%)
(Cost $102,374,243)			$115,882,999
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.82%)			(943,225)
NET ASSETS - 100.00%			$114,939,774

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $879,864.

See Notes to Quarterly Schedule of Investments.

RiverFront Strategic Income Fund

Schedule of Investments

As of February 28, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (68.76%)
Communications (2.72%)
Charter Communications Operating LLC / Charter Communications Operating Capital
5.850%, 12/01/2035	$720,000	$724,932
Netflix, Inc.
4.375%, 11/15/2026	503,000	505,024
Sirius XM Radio LLC
5.000%, 08/01/2027(a)	598,000	598,015
Total Communications		1,827,971

Consumer Discretionary (12.18%)
Brink's Co.
6.500%, 06/15/2029(a)	688,000	709,035
General Motors Financial Co., Inc.
5.400%, 04/06/2026	590,000	590,649
Group 1 Automotive, Inc.
6.375%, 01/15/2030(a)	720,000	738,441
Hilton Domestic Operating Co., Inc.
5.500%, 03/31/2034(a)	848,000	857,508
Hyatt Hotels Corp.
5.750%, 01/30/2027	610,000	618,415
Las Vegas Sands Corp.
6.000%, 08/15/2029	664,000	695,003
Lennar Corp.
4.750%, 11/29/2027	607,000	612,688
Marriott International, Inc.
4.900%, 04/15/2029	590,000	605,180
MGM Resorts International
5.500%, 04/15/2027	616,000	621,941
Newell Brands, Inc.
6.375%, 09/15/2027	725,000	737,815
Service Corp. International
5.750%, 10/15/2032	723,000	738,009
Volkswagen Group of America Finance LLC
6.450%, 11/16/2030(a)	603,000	651,718
Total Consumer Discretionary		8,176,402

Consumer Staples (2.03%)
Coty, Inc./HFC Prestige Products Inc/HFC Prestige International US LLC
5.600%, 01/15/2031(a)	716,000	718,680
Post Holdings, Inc.
6.250%, 02/15/2032(a)	628,000	646,807
Total Consumer Staples		1,365,487
Security Description	Principal Amount	Value
Energy (10.38%)
Columbia Pipelines Holding Co. LLC
6.042%, 08/15/2028(a)	$609,000	$636,798
4.999%, 11/17/2032(a)	424,000	432,667
EQT Corp.
6.375%, 04/01/2029	844,000	872,310
Hess Midstream Operations LP
6.500%, 06/01/2029(a)	664,000	687,395
Hilcorp Energy I LP / Hilcorp Finance Co.
7.250%, 02/15/2035(a)	723,000	716,548
Kinetik Holdings LP
6.625%, 12/15/2028(a)	609,000	628,150
Murphy Oil Corp.
6.000%, 10/01/2032	1,203,000	1,205,797
Sunoco LP
5.625%, 03/15/2031(a)	385,000	388,491
Sunoco LP / Sunoco Finance Corp.
7.000%, 09/15/2028(a)	609,000	626,043
Venture Global Plaquemines LNG LLC
6.750%, 01/15/2036(a)	725,000	772,709
Total Energy		6,966,908

Financials (16.15%)
Aircastle, Ltd.
6.500%, 07/18/2028(a)	609,000	640,568
American Express Co.
5.850%, 11/05/2027	652,000	673,010
Avolon Holdings Funding, Ltd.
6.375%, 05/04/2028(a)	622,000	648,384
Block, Inc.
6.500%, 05/15/2032	640,000	658,799
Citigroup, Inc.
4.450%, 09/29/2027	830,000	835,249
EPR Properties
4.750%, 12/15/2026	500,000	501,597
HAT Holdings I LLC / HAT Holdings II LLC
8.000%, 06/15/2027(a)	171,000	177,934
Howard Hughes Corp.
5.875%, 03/01/2032(a)	670,000	670,063
HSBC USA, Inc.
5.294%, 03/04/2027	628,000	637,301
Iron Mountain, Inc.
4.875%, 09/15/2027(a)	574,000	574,129
Keybank National Association
5.850%, 11/15/2027	609,000	627,243
Macquarie Airfinance Holdings, Ltd.
6.400%, 03/26/2029(a)	688,000	725,702
OneMain Finance Corp.
6.625%, 01/15/2028	664,000	678,136
6.625%, 05/15/2029	727,000	743,086
Penske Truck Leasing Co. Lp / PTL Finance Corp.
6.050%, 08/01/2028(a)	609,000	635,146
Royal Bank of Canada
6.000%, 11/01/2027	652,000	675,000

Security Description	Principal Amount	Value
Financials (continued)
Starwood Property Trust, Inc.
6.000%, 04/15/2030(a)	$720,000	$739,370
Total Financials		10,840,717

Health Care (1.79%)
DaVita, Inc.
4.625%, 06/01/2030(a)	574,000	562,280
HCA, Inc.
5.625%, 09/01/2028	616,000	635,558
Total Health Care		1,197,838

Industrials (7.80%)
L3Harris Technologies, Inc.
5.400%, 07/31/2033	788,000	830,442
MasTec, Inc.
4.500%, 08/15/2028(a)	544,000	543,995
Textron, Inc.
5.500%, 05/15/2035	934,000	985,005
TransDigm, Inc.
6.375%, 03/01/2029(a)	628,000	645,855
Trinity Industries, Inc.
7.750%, 07/15/2028(a)	664,000	683,559
United Rentals North America, Inc.
6.000%, 12/15/2029(a)	786,000	806,688
WESCO Distribution, Inc.
6.375%, 03/15/2029(a)	720,000	741,081
Total Industrials		5,236,625

Materials (10.40%)
Alcoa Nederland Holding BV
7.125%, 03/15/2031(a)	616,000	651,686
ArcelorMittal SA
6.550%, 11/29/2027	609,000	633,460
Avient Corp.
6.250%, 11/01/2031(a)	723,000	747,057
Ball Corp.
6.000%, 06/15/2029	616,000	635,889
Berry Global, Inc.
4.875%, 07/15/2026(a)	276,000	276,058
Celanese US Holdings LLC
6.500%, 04/15/2030	480,000	492,170
7.050%, 11/15/2030	609,000	649,796
Freeport-McMoRan, Inc.
5.000%, 09/01/2027	278,000	278,219
Methanex Corp.
5.125%, 10/15/2027	505,000	507,333
Methanex US Operations, Inc.
6.250%, 03/15/2032(a)	404,000	418,396
Qnity Electronics, Inc.
5.750%, 08/15/2032(a)	720,000	737,580
Sasol Financing USA LLC
4.375%, 09/18/2026	327,000	324,597
Security Description	Principal Amount	Value
Materials (continued)
Sealed Air Corp./Sealed Air Corp US
6.125%, 02/01/2028(a)	$616,000	$624,897
Total Materials		6,977,138

Technology (2.46%)
CDW LLC / CDW Finance Corp.
3.569%, 12/01/2031	8,000	7,451
Concentrix Corp.
6.600%, 08/02/2028	884,000	891,941
Seagate Data Storage Technology Pte, Ltd.
5.875%, 07/15/2030(a)	727,000	748,856
Total Technology		1,648,248

Utilities (2.85%)
American Electric Power Co., Inc.
5.750%, 11/01/2027	652,000	671,210
NRG Energy, Inc.
5.750%, 01/15/2028	598,000	598,272
Vistra Operations Co. LLC
7.750%, 10/15/2031(a)	609,000	643,853
Total Utilities		1,913,335

TOTAL CORPORATE BONDS
(Cost $45,442,331)		46,150,669

GOVERNMENT BONDS (26.20%)
Mexico Government International Bond
6.000%, 05/13/2030	630,000	660,933
U.S. Treasury Note
4.625%, 09/30/2030	811,000	849,221
United States Treasury Bond
4.375%, 05/15/2034	2,666,000	2,768,370
4.750%, 02/15/2037	1,178,000	1,258,711
4.750%, 11/15/2043	2,824,000	2,907,617
4.500%, 02/15/2044	3,414,000	3,404,265
4.625%, 05/15/2044	1,057,000	1,069,346
4.000%, 11/15/2052	5,188,000	4,662,816
TOTAL GOVERNMENT BONDS
(Cost $18,389,519)		17,581,279

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.73%)
Money Market Fund (3.73%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	3.63%	2,503,664	$2,503,664
TOTAL SHORT TERM INVESTMENTS
(Cost $2,503,664)			2,503,664

TOTAL INVESTMENTS (98.69%)
(Cost $66,335,514)			$66,235,612
OTHER ASSETS IN EXCESS OF LIABILITIES (1.31%)			881,628
NET ASSETS - 100.00%			$67,117,240

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $23,452,142, representing 34.94% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS ETF Trust

Notes to Quarterly Schedules of Investments

February 28, 2026 (Unaudited)

1. Portfolio Valuation

Shares of the ALPS Active REIT ETF, the ALPS Electrification Infrastructure ETF, and the Level Four Large Cap Growth Active ETF are listed on the NASDAQ Stock Market LLC (“NASDAQ”). Shares of the Alerian Energy Infrastructure ETF, the Alerian MLP ETF, the ALPS Active Equity Opportunity ETF, the ALPS| BBH Intermediate Municipal Bond ETF (formerly, ALPS Intermediate Municipal Bond ETF), the ALPS Clean Energy ETF, the ALPS Disruptive Technologies ETF, the ALPS Dynamic Core Income ETF (formerly RiverFront Dynamic Core Income ETF), the ALPS Dynamic US Dividend Advantage ETF (formerly, RiverFront Dynamic US Dividend Advantage ETF), the ALPS Emerging Sector Dividend Dogs ETF, the ALPS Equal Sector Weight ETF, the ALPS International Sector Dividend Dogs ETF, the ALPS Medical Breakthroughs ETF, the ALPS Nautilus SMR Nuclear & Technology ETF, the ALPS | O’Shares International Developed Quality Dividend ETF (formerly, ALPS | O’Shares Europe Quality Dividend ETF), the ALPS | O’Shares Global Internet Giants ETF, the ALPS | O’Shares U.S. Quality Dividend ETF, the ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, the ALPS REIT Dividend Dogs ETF, the ALPS Sector Dividend Dogs ETF, the ALPS | Smith Core Plus Bond ETF, the Barron’s 400SM ETF, and the RiverFront Strategic Income Fund (each a “Fund” and along with ALPS Active REIT ETF, ALPS Electrification Infrastructure ETF, Level Four Large Cap Growth Active ETF, collectively, the “Funds”) are listed on the New York Stock Exchange Arca, Inc. (“NYSE”). Each Fund’s Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the schedules of investments. The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the schedules of investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the schedules of investments and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. The Funds’ Treasurer is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance.

Portfolio securities listed on any exchange other than the NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

Corporate bonds and the United State Government Bonds are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the “Adviser”) as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

The accounting records of each Fund are maintained in U.S. dollars.

Certain Funds may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund’s securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track their Index.

2. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value each Fund’s investments by major category are as follows:

Exchange Traded Options and equity securities, including restricted securities, Exchange Traded Funds, Closed-End Funds and Limited Partnerships, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, the exchange traded options or equity securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds may invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 2 in the hierarchy, due to their active trading, short-term maturity and liquidity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at February 28, 2026:

Alerian Energy Infrastructure ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies*	$112,657,495	$–	$–	$112,657,495
Exchange Traded Fund	1,569,395	–	–	1,569,395
U.S. Energy Infrastructure Companies*	115,868,041	–	–	115,868,041
U.S. Energy Infrastructure MLPs*	105,935,617	–	–	105,935,617
U.S. General Partners*	61,622,363	–	–	61,622,363
Short Term Investments	7,450,108	–	–	7,450,108
Total	$405,103,019	$–	$–	$405,103,019

Alerian MLP ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships*	$12,734,033,622	$–	$–	$12,734,033,622
Short Term Investments	3,166,201	–	–	3,166,201
Total	$12,737,199,823	$–	$–	$12,737,199,823

ALPS Active Equity Opportunity ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$27,260,148	$–	$–	$27,260,148
Short Term Investments	1,492,100	–	–	1,492,100
Total	$28,752,248	$–	$–	$28,752,248

ALPS Active REIT ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$49,387,085	$–	$–	$49,387,085
Short Term Investments	563,877	–	–	563,877
Total	$49,950,962	$–	$–	$49,950,962

ALPS|BBH Intermediate Municipal Bond ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Government Bonds*	$–	$4,990,528	$–	$4,990,528
Municipal Bonds*	–	47,273,966	–	47,273,966
Total	$–	$52,264,494	$–	$52,264,494

ALPS Clean Energy ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$105,003,252	$–	$–	$105,003,252
Master Limited Partnerships*	7,984,010	–	–	7,984,010
Short Term Investments	22,060,429	–	–	22,060,429
Total	$135,047,691	$–	$–	$135,047,691

ALPS Disruptive Technologies ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$73,928,299	$–	$–	$73,928,299
Master Limited Partnerships*	914,870	–	–	914,870
Short Term Investments	5,444,020	–	–	5,444,020
Total	$80,287,189	$–	$–	$80,287,189

ALPS Dynamic Core Income ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$11,338,399	$–	$11,338,399
Government Bonds*	–	4,180,680	–	4,180,680
Short Term Investments	299,585	–	–	299,585
Total	$299,585	$15,519,079	$–	$15,818,664

ALPS Dynamic US Dividend Advantage ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$81,456,285	$–	$–	$81,456,285
Short Term Investments	6,356,600	–	–	6,356,600
Total	$87,812,885	$–	$–	$87,812,885

ALPS Electrification Infrastructure ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$147,009,379	$–	$–	$147,009,379
Short Term Investments	12,851,046	–	–	12,851,046
Total	$159,860,425	$–	$–	$159,860,425

ALPS Emerging Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*
Russia	$–	$–	$1,233	$1,233
Other*	28,030,725	–	–	28,030,725
Preferred Stock*	1,244,146	–	–	1,244,146
Short Term Investments	3,791,711	–	–	3,791,711
Total	$33,066,582	$–	$1,233	$33,067,815

ALPS Equal Sector Weight ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds*	$666,868,177	$–	$–	$666,868,177
Short Term Investments	93,807,746	–	–	93,807,746
Total	$760,675,923	$–	$–	$760,675,923

ALPS International Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$511,730,772	$–	$–	$511,730,772
Short Term Investments	50,709,538	–	–	50,709,538
Total	$562,440,310	$–	$–	$562,440,310

ALPS Medical Breakthroughs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$138,024,097	$–	$–	$138,024,097
Short Term Investments	17,277,836	–	–	17,277,836
Total	$155,301,933	$–	$–	$155,301,933

ALPS Nautilus SMR Nuclear & Technology ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$5,920,420	$–	$–	$5,920,420
Short Term Investments	142,647	–	–	142,647
Total	$6,063,067	$–	$–	$6,063,067
Other Financial Instruments
Liabilities
Written Options	$(220)	$–	$–	$(220)
Total	$(220)	$–	$–	$(220)

ALPS | O'Shares International Developed Quality Dividend ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$40,657,779	$–	$–	$40,657,779
Short Term Investments	3,358,446	–	–	3,358,446
Total	$44,016,225	$–	$–	$44,016,225

ALPS | O'Shares Global Internet Giants ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$111,701,871	$–	$–	$111,701,871
Short Term Investments	3,422,675	–	–	3,422,675
Total	$115,124,546	$–	$–	$115,124,546

ALPS | O'Shares U.S. Quality Dividend ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$790,693,811	$–	$–	$790,693,811
Short Term Investments	486,177	–	–	486,177
Total	$791,179,988	$–	$–	$791,179,988

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$934,313,306	$–	$–	$934,313,306
Short Term Investments	37,260,267	–	–	37,260,267
Total	$971,573,573	$–	$–	$971,573,573

ALPS REIT Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$10,630,274	$–	$–	$10,630,274
Short Term Investments	968,466	–	–	968,466
Total	$11,598,740	$–	$–	$11,598,740

ALPS Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,378,648,212	$–	$–	$1,378,648,212
Short Term Investments	40,241,436	–	–	40,241,436
Total	$1,418,889,648	$–	$–	$1,418,889,648

ALPS | Smith Core Plus Bond ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Bank Loans*	$–	$23,724,311	$–	$23,724,311
Collateralized Mortgage Obligations*	–	86,846,488	–	86,846,488
Commercial Mortgage-Backed Securities*	–	9,525,937	–	9,525,937
Mortgage-Backed Securities*	–	240,598,628	–	240,598,628
Corporate Bonds*	–	1,054,347,125	–	1,054,347,125
Government Bonds*	–	1,015,421,464	–	1,015,421,464
Preferred Stock*	2,730,722	63,946,011	–	66,676,733
Short Term Investments	45,153,721	–	–	45,153,721
Total	$47,884,443	$2,494,409,964	$–	$2,542,294,407

Barron's 400SM ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$205,617,694	$–	$–	$205,617,694
Limited Partnerships*	4,188,298	–	–	4,188,298
Short Term Investments	17,561,700	–	–	17,561,700
Total	$227,367,692	$–	$–	$227,367,692

Level Four Large Cap Growth Active ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$106,936,668	$–	$–	$106,936,668
Short Term Investments	8,946,331	–	–	8,946,331
Total	$115,882,999	$–	$–	$115,882,999

RiverFront Strategic Income Fund
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$46,150,669	$–	$46,150,669
Government Bonds*	–	17,581,279	–	17,581,279
Short Term Investments	2,503,664	–	–	2,503,664
Total	$2,503,664	$63,731,948	$–	$66,235,612

*	For a detailed sector, state or country breakdown, see the accompanying Schedule of Investments.

The Funds, except for the ALPS Emerging Sector Dividend Dogs ETF, did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the three months ended February 28, 2026. As of February 28, 2026, the ALPS Emerging Sector Dividend Dogs ETF held securities classified as Level 3 in the fair value hierarchy valued at $1,233, which represents less than 0.005% of the Fund’s net assets.

3. Lending of Portfolio Securities

Alerian Energy Infrastructure ETF, ALPS Active Equity Opportunity ETF, ALPS Active REIT ETF, ALPS Clean Energy ETF, ALPS Disruptive Technologies ETF, ALPS Dynamic US Dividend Advantage ETF, ALPS Electrification Infrastructure ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Equal Sector Weight ETF, ALPS International Sector Dividend Dogs ETF, ALPS Medical Breakthroughs ETF, ALPS Nautilus SMR, Nuclear & Technology ETF, ALPS | O’Shares International Developed Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS REIT Dividend Dogs ETF, ALPS Sector Dividend Dogs ETF, Barron’s 400SM ETF and Level Four Large Cap Growth Active ETF have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held as SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower). The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Schedule of Investments as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of February 28, 2026:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Alerian Energy Infrastructure ETF	$8,052,993	$6,936,118	$1,390,272	$8,236,390
ALPS Active Equity Opportunity ETF	732,583	574,622	161,808	736,430
ALPS Active REIT ETF	1,329,269	-	1,416,760	1,416,760
ALPS Clean Energy ETF	30,796,260	22,025,078	11,143,579	33,168,657
ALPS Disruptive Technologies ETF	11,272,449	5,254,943	6,802,164	12,057,107
ALPS Dynamic US Dividend Advantage ETF	7,880,215	4,675,971	3,413,492	8,089,463
ALPS Electrification Infrastructure ETF	15,373,779	12,650,753	3,256,048	15,906,801
ALPS Emerging Sector Dividend Dogs ETF	5,104,401	3,743,293	1,655,433	5,398,726
ALPS Equal Sector Weight ETF	93,707,476	93,630,899	994,795	94,625,694
ALPS International Sector Dividend Dogs ETF	72,055,618	49,776,503	26,218,618	75,995,121
ALPS Medical Breakthroughs ETF	37,769,543	17,227,119	22,390,255	39,617,374
ALPS | O'Shares International Developed Quality Dividend ETF	3,203,954	3,339,165	-	3,339,165
ALPS | O'Shares Global Internet Giants ETF	3,063,614	3,343,657	14,634	3,358,291
ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF	35,730,677	36,782,696	-	36,782,696
ALPS REIT Dividend Dogs ETF	1,045,003	929,631	152,923	1,082,554
ALPS Sector Dividend Dogs ETF	43,780.602	38,195,434	6,023,091	44,218,525
Barron's 400SM ETF	26,255,513	17,148,134	10,116,834	27,264,968
Level Four Large Cap Growth Active ETF	879,864	955,315	-	955,315

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

4. Return of Capital Estimates

The Alerian MLP ETF (the “Alerian Fund”) expects a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) to be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Alerian Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Alerian Fund.

5. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include, among other things, natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners; the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6. Affiliated Companies

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the three months ended February 28, 2026, the Alerian MLP ETF held shares in the following affiliates, as defined by the Investment Company Act of 1940:

Security Name	Share Balance as of February 28, 2026	Market Value as of November 30, 2025	Purchases	Purchases In-Kind	Sales	Market Value as of February 28, 2026	Dividends*	Return of Capital Distributions	Change in Unrealized Appreciation / (Depreciation)	Realized Gain/(Loss)
Delek Logistics Partners LP	4,517,622	$200,212,251	$3,634,425	$8,358,805	$(4,719,858)	$234,600,110	$-	$(5,034,572)	$32,198,306	$(49,247)
Genesis Energy LP	25,067,267	378,170,107	6,707,182	15,740,112	(8,928,730)	452,714,842	-	(4,472,037)	65,829,821	(331,612)
Global Partners LP	6,081,241	256,165,908	7,007,673	10,387,745	(5,744,128)	285,696,702	-	(4,587,459)	23,410,236	(943,273)
Hess Midstream LP, Class A	30,270,258	991,444,357	14,390,301	40,034,255	(24,925,971)	1,170,853,579	-	(22,942,456)	177,094,161	(4,241,068)
Plains All American Pipeline LP	76,971,691	1,346,945,298	-	55,049,327	(59,412,116)	1,609,478,059	-	(31,891,602)	298,339,777	447,375
Suburban Propane Partners LP	15,255,485	285,117,141	8,057,976	11,143,204	(6,283,604)	309,686,346	-	(4,907,311)	16,847,909	(288,970)
Sunoco LP	25,182,585	1,378,002,744	16,876,909	53,835,174	(32,299,635)	1,606,397,097	-	(23,297,779)	214,091,987	(812,303)
USA Compression Partners LP	17,989,096	439,516,246	7,135,634	17,059,163	(9,838,029)	491,462,103	-	(9,298,773)	47,412,006	(524,144)
Western Midstream Partners LP	35,092,771	1,375,665,822	-	53,912,604	(47,748,699)	1,459,508,346	-	(31,658,003)	109,336,723	(101)
						$7,620,397,184	$-	$(138,089,992)	$984,560,926	$(6,743,343)

*	100% of the income received was estimated as Return of Capital.